UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 457-3637

Date of fiscal year end: December 31, 2016

Date of reporting period: December 31, 2016

Item 1.	Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Annual Report

December 31, 2016

THE KP FUNDS	December 31, 2016

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2016

Dear Shareholder,

The US economic picture continued to improve through 2016 with solid GDP growth, incremental improvement on the employment and wage front, and a benign inflationary environment. Performance across the major asset classes was positive, ranging from modestly positive for US bonds and developed Non-US stocks, to strongly positive for US Stocks, commodities and emerging markets. Fixed income returns were positive for the year with the Bloomberg Barclays Aggregate Index returning 2.65%. Large Cap US stocks as measured by the Russell 1000 Index returned 12.05% for the year. Non-US equity markets did not fare as well with the MSCI ACWI ex-US Developed Markets Equity Index gaining 4.50% for the year and the MSCI Emerging Markets Equity Index returned 11.60%. Returns for inflation sensitive (or real) assets were also strongly positive. US REITs (as measured by the NAREIT Composite Index) returned 9.37% for the year, while Commodities (as measured by the Bloomberg Commodity Index) increased by 11.40%.

The KP Retirement Path Funds were launched during the early part of January 2014 to provide participants in KP-sponsored defined contribution plans with diversified exposure to all of these asset classes, as well as a number of others including small cap US equity, natural resource equity, global listed infrastructure, Treasury Inflation Protected Securities, floating rate notes, emerging market debt, and short term bonds. Each of the 10 KP Retirement Path Funds is designed with a specific retirement date in mind, and the asset allocation is automatically adjusted over time to help shareholders achieve the appropriate balance between long-term capital growth, inflation protection, and current income for each stage of their savings and investing career.

Since the KP Retirement Path Funds’ inception we have been pleased with the performance of the operational infrastructure that was assembled to coordinate the activities of the 19 different investment management organizations responsible for the management of the Funds’ assets. We have also been satisfied from an investment performance perspective. In terms of absolute performance, fiscal year 2016 was generally characterized by positive returns across the major asset classes. Consequently the returns for the KP Retirement Path Funds were all positive for the year, ranging from 5.24% (2015 Fund) to 8.28% (2055 Fund). The Funds underperformed their strategic benchmarks in fiscal year 2016, due to challenging market conditions for active management, and as a result, modestly trail their benchmarks by between 0.07%-0.45% since their inception in January of 2014 (through December 31, 2016).

We continue to believe that the KP Retirement Path Funds are well-designed and include a diverse set of complementary asset classes and strategies managed by a highly capable team of sub-advisors. We remain confident that the Funds are well-positioned to achieve their objectives going into 2017 and beyond.

Respectfully Submitted,

Gregory C. Allen	Ivan S. Cliff, CFA
Portfolio Manager	Portfolio Manager
President, Director of Research	Director of Investment Research

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2016

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year 2016 was positive across the board on an absolute basis, but was negative on a relative basis compared to the Funds’ strategic benchmarks. In order to better understand the sources of underperformance for the year it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The 2015 Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our attempt to add value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. Instead we have designed a sophisticated rebalancing algorithm that keeps the Funds very close to their strategic asset allocation targets over time. As a result, virtually all of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs five strategies including: a passive S&P 500 index strategy; an active large cap growth strategy; an active large cap value strategy; and two active large cap blend strategies. The Fund returned 10.04% for the year versus 12.05% for the benchmark. This underperformance of -2.01% at the Fund level was largely explained by the underperformance of the active large cap growth strategy, the active large cap value strategy, and one of the active large cap blend strategies. These strategies trailed their benchmarks for the year by -3.80%, -2.55% and -1.74% respectively. Because large cap is a significant part of the asset allocation for all of the KP Retirement Path Funds, this was a meaningful source of underperformance across the entire fund family.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs seven strategies including a passive Russell 2000 strategy, two active small cap growth strategies, two active small cap value strategies, and two active small cap blend strategies. The Fund returned 18.38% for the year versus 21.31% for the benchmark. The underperformance of -2.93% was largely explained by the underperformance of the two active growth strategies and one of the actively managed value strategies. Because small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, this contributed to, but was not a significant source of relative underperformance across the fund family.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US Index. The Fund employs four strategies including a passive MSCI EAFE strategy, an active MSCI EAFE strategy, an active MSCI ACWI ex-US strategy, and an active emerging markets strategy. The Fund returned 3.03% for the year versus 4.50% for the benchmark. This underperformance of -1.47% was primarily attributable to the active ACWI ex-US strategy which trailed its benchmark by -3.30%, outweighing the outperformance of the active emerging markets strategy, which outperformed its benchmark by 2.43%. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this was a significant source of relative underperformance across the fund family.

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Bloomberg Barclays Capital US Aggregate Bond Index. The Fund employs four strategies including a passive Bloomberg Barclays Intermediate Government/Credit Index strategy, an active Bloomberg Barclays Aggregate strategy, an active emerging markets debt strategy, and an active bank loan strategy.

THE KP FUNDS	December 31, 2016

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

The KP Fixed Income Fund returned 4.08% for the year versus 2.65% for the benchmark. This outperformance of 1.43% was primarily due to the outperformance of the active Bloomberg Barclays Aggregate strategy, which outperformed its benchmark by 1.02%, as well as the contributions of the active emerging markets debt and active bank loan strategies. Because fixed income is a large part of the asset allocation for the KP Retirement Path Funds, this outperformance had a positive impact on the relative performance of the KP Retirement Path Fund series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned 9.10% over the measurement period versus 10.03% for their composite benchmark. The seven underlying real assets funds had a wide range of returns, from 3.08% for the international real estate fund to 25.01% for the global natural resources fund. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they had only a modest impact on the relative performance across the series.

The KP Retirement Path Funds achieve their short term fixed income exposure through the use of low-cost index strategies. These sub-funds performed in line with their benchmarks and did not have a material effect on the relative performance across the series.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund’s summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan Associates Inc., a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan Associates.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund’s gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2016

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparative Indices

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI ACWI ex-US Index captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With 6,092 constituents, the index covers approximately 99% of the global equity opportunity set outside the US.

The MSCI EAFE Index captures large, mid, small and micro cap representation across 21 Developed Markets countries (excluding Canada and the United States).

The MSCI Emerging Markets Equity Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The FTSE NAREIT Composite Index is a headline index that consists of all REITs included in the FTSE NAREIT All REITs Index that also meet the minimum size and liquidity criteria. The FTSE NAREIT Composite Index is free float adjusted.

The S&P 500 Index is based on market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2015 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2015 Fund, Institutional Class	5.24%	3.07%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2015 Fund Benchmark	5.33%	3.14%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2020 Fund, Institutional Class	5.92%	3.26%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2020 Fund Benchmark	6.23%	3.37%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2025 Fund, Institutional Class	6.64%	3.40%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2025 Fund Benchmark	7.37%	3.60%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2030 Fund, Institutional Class	7.32%	3.51%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2030 Fund Benchmark	8.55%	3.80%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2035 Fund, Institutional Class	7.91%	3.66%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2035 Fund Index	9.33%	4.03%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2040 Fund, Institutional Class	8.14%	3.74%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2040 Fund Benchmark	9.77%	4.14%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2045 Fund, Institutional Class	8.15%	3.72%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2045 Fund Benchmark	9.97%	4.17%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2050 Fund, Institutional Class	8.25%	3.74%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2050 Fund Benchmark	10.01%	4.19%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2055 Fund, Institutional Class	8.28%	3.78%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2055 Fund Benchmark	10.01%	4.19%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Retirement Path 2060 Fund, Institutional Class	8.18%	3.81%
S&P 500 Index	11.96%	9.05%
Custom Retirement 2060 Fund Benchmark	10.01%	4.19%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Large Cap Equity Fund, Institutional Class	10.04%	8.07%
Russell 1000 Index	12.05%	8.72%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Small Cap Equity Fund, Institutional Class	18.38%	5.53%
Russell 2000 Index	21.31%	6.77%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP International Equity Fund, Institutional Class	3.03%	-1.26%
MSCI ACWI ex-US Index	4.50%	-1.46%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2016
	1 Year	Annualized Inception to Date*
KP Fixed Income Fund, Institutional Class	4.08%	2.45%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.81%

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 60.5%
KP Fixed Income Fund	16,214,841	$159,878
KP International Equity Fund	3,047,966	27,218
KP Large Cap Equity Fund	7,082,856	79,257
KP Small Cap Equity Fund	1,174,846	13,182

Total Affiliated Registered Investment Companies (Cost $275,051) (000)		279,535

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 39.5%
DFA Commodity Strategy Portfolio	756,610	4,532
DFA International Real Estate Securities Portfolio	990,626	4,656
Lazard Global Listed Infrastructure Portfolio	333,137	4,721
T. Rowe Price Institutional Floating Rate Fund	450,337	4,539

Description	Shares	Value (000)
T. Rowe Price New Era Fund	134,193	$4,517
Vanguard Inflation-Protected Securities Fund	1,344,077	13,952
Vanguard REIT Index Fund	545,584	9,870
Vanguard Short-Term Bond Index Fund	7,230,717	75,416
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,458,350	60,598

Total Unaffiliated Registered Investment Companies (Cost $181,992) (000)		182,801

Total Investments — 100.0% (Cost $457,043) (000)		$462,336

Percentages are based on Net Assets of $462,303 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$169,178	$43,159	$(54,283)	$474	$1,350	$159,878	$3,587	$1,632
KP International Equity Fund	28,750	3,455	(5,290)	745	(442)	27,218	527	2
KP Large Cap Equity Fund	80,962	11,416	(17,849)	2,757	1,971	79,257	1,190	1,852
KP Small Cap Equity Fund	13,967	1,197	(4,273)	2,038	253	13,182	93	1

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 66.7%
KP Fixed Income Fund	24,682,990	$243,375
KP International Equity Fund	8,759,334	78,221
KP Large Cap Equity Fund	13,469,916	150,728
KP Small Cap Equity Fund	3,775,488	42,361

Total Affiliated Registered Investment Companies (Cost $503,018) (000)		514,685

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 33.3%
DFA Commodity Strategy Portfolio	1,278,040	7,655
DFA International Real Estate Securities Portfolio	1,672,743	7,862
Lazard Global Listed Infrastructure Portfolio	562,213	7,967
T. Rowe Price Institutional Floating Rate Fund	760,072	7,662

Description	Shares	Value (000)

T. Rowe Price New Era Fund	226,552	$7,626
Vanguard Inflation-Protected Securities Fund	2,213,281	22,974
Vanguard REIT Index Fund	897,357	16,232
Vanguard Short-Term Bond Index Fund	9,408,784	98,134
Vanguard Short-Term Inflation-Protected Securities Index Fund	3,301,063	81,371

Total Unaffiliated Registered Investment Companies (Cost $256,728) (000)		257,483

Total Investments — 100.0% (Cost $759,746) (000)		$772,168

Percentages are based on Net Assets of $772,111 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$221,728	$62,025	$(41,800)	$300	$1,122	$243,375	$5,462	$2,436
KP International Equity Fund	77,118	10,689	(10,466)	1,738	(858)	78,221	1,515	4
KP Large Cap Equity Fund	140,979	23,016	(22,091)	6,259	2,565	150,728	2,263	3,450
KP Small Cap Equity Fund	40,717	5,279	(10,865)	6,449	781	42,361	299	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 74.6%
KP Fixed Income Fund	22,269,190	$219,574
KP International Equity Fund	15,826,252	141,328
KP Large Cap Equity Fund	17,532,940	196,194
KP Small Cap Equity Fund	6,389,394	71,689

Total Affiliated Registered Investment Companies (Cost $613,106) (000)		628,785

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 25.4%
DFA Commodity Strategy Portfolio	1,403,964	8,410
DFA International Real Estate Securities Portfolio	1,837,304	8,635
Lazard Global Listed Infrastructure Portfolio	617,349	8,748
T. Rowe Price Institutional Floating Rate Fund	834,796	8,415

Description	Shares	Value (000)
T. Rowe Price New Era Fund	248,830	$8,376
Vanguard Inflation-Protected Securities Fund	2,388,264	24,790
Vanguard REIT Index Fund	967,758	17,506
Vanguard Short-Term Bond Index Fund	6,980,292	72,804
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,285,156	56,330

Total Unaffiliated Registered Investment Companies (Cost $213,652) (000)		214,014

Total Investments — 100.0% (Cost $826,758) (000)		$842,799

Percentages are based on Net Assets of $842,733 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$181,849	$59,047	$(21,783)	$(146)	$607	$219,574	$4,916	$2,187
KP International Equity Fund	127,484	22,587	(10,258)	2,387	(872)	141,328	2,734	4
KP Large Cap Equity Fund	173,397	34,621	(23,009)	8,435	2,750	196,194	2,942	4,446
KP Small Cap Equity Fund	63,440	10,512	(14,059)	10,708	1,088	71,689	509	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 83.3%
KP Fixed Income Fund	15,736,861	$155,165
KP International Equity Fund	21,299,009	190,200
KP Large Cap Equity Fund	18,820,111	210,598
KP Small Cap Equity Fund	7,936,998	89,053

Total Affiliated Registered Investment Companies (Cost $627,844) (000)		645,016

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 16.7%
DFA Commodity Strategy Portfolio	1,293,764	7,750
DFA International Real Estate Securities Portfolio	1,692,858	7,956
Lazard Global Listed Infrastructure Portfolio	568,687	8,058
T. Rowe Price Institutional Floating Rate Fund	769,270	7,754

Description	Shares	Value (000)
T. Rowe Price New Era Fund	229,281	$7,718
Vanguard Inflation-Protected Securities Fund	2,173,147	22,557
Vanguard REIT Index Fund	880,398	15,926
Vanguard Short-Term Bond Index Fund	2,887,031	30,112
Vanguard Short-Term Inflation-Protected Securities Index Fund	856,168	21,105

Total Unaffiliated Registered Investment Companies (Cost $129,042) (000)		128,936

Total Investments — 100.0% (Cost $756,886) (000)		$773,952

Percentages are based on Net Assets of $773,892 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$123,062	$40,614	$(8,602)	$(149)	$240	$155,165	$3,474	$1,540
KP International Equity Fund	166,221	32,558	(10,642)	2,931	(868)	190,200	3,679	5
KP Large Cap Equity Fund	179,313	39,662	(20,152)	9,327	2,448	210,598	3,158	4,737
KP Small Cap Equity Fund	75,370	14,066	(14,758)	13,174	1,201	89,053	634	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 89.8%
KP Fixed Income Fund	13,395,753	$132,082
KP International Equity Fund	27,810,752	248,350
KP Large Cap Equity Fund	23,555,958	263,591
KP Small Cap Equity Fund	10,329,943	115,902

Total Affiliated Registered Investment Companies (Cost $737,541) (000)		759,925

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 10.2%
DFA Commodity Strategy Portfolio	1,183,792	7,091
DFA International Real Estate Securities Portfolio	1,549,040	7,280
Lazard Global Listed Infrastructure Portfolio	520,396	7,374
T. Rowe Price Institutional Floating Rate Fund	703,997	7,096

Description	Shares	Value (000)
T. Rowe Price New Era Fund	209,809	$7,062
Vanguard Inflation-Protected Securities Fund	1,994,998	20,709
Vanguard REIT Index Fund	807,949	14,617
Vanguard Short-Term Bond Index Fund	1,104,357	11,518
Vanguard Short-Term Inflation-Protected Securities Index Fund	133,649	3,294

Total Unaffiliated Registered Investment Companies (Cost $86,227) (000)		86,041

Total Investments — 100.0% (Cost $823,768) (000)		$845,966

Percentages are based on Net Assets of $845,902 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2016 , there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$105,958	$32,742	$(6,721)	$(55)	$158	$132,082	$2,957	$1,312
KP International Equity Fund	207,592	49,619	(11,372)	3,576	(1,065)	248,350	4,802	5
KP Large Cap Equity Fund	221,641	51,398	(24,004)	11,829	2,727	263,591	3,952	5,928
KP Small Cap Equity Fund	94,783	18,965	(16,222)	17,146	1,230	115,902	828	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.4%
KP Fixed Income Fund	9,004,996	$88,789
KP International Equity Fund	27,799,420	248,249
KP Large Cap Equity Fund	23,397,105	261,814
KP Small Cap Equity Fund	10,125,391	113,607

Total Affiliated Registered Investment Companies (Cost $691,018) (000)		712,459

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.6%
DFA Commodity Strategy Portfolio	813,488	4,873
DFA International Real Estate Securities Portfolio	1,064,420	5,003
Lazard Global Listed Infrastructure Portfolio	357,571	5,067

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	483,775	$4,876
T. Rowe Price New Era Fund	144,173	4,853
Vanguard Inflation-Protected Securities Fund	1,367,829	14,198
Vanguard REIT Index Fund	553,835	10,018
Vanguard Short-Term Bond Index Fund	141,952	1,481

Total Unaffiliated Registered Investment Companies (Cost $50,419) (000)		50,369

Total Investments — 100.0% (Cost $741,437) (000)		$762,828

Percentages are based on Net Assets of $762,771 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$68,440	$24,571	$(4,162)	$(164)	$104	$88,789	$1,988	$883
KP International Equity Fund	202,440	54,956	(11,683)	3,587	(1,051)	248,249	4,803	5
KP Large Cap Equity Fund	214,291	54,990	(21,775)	11,860	2,448	261,814	3,926	5,868
KP Small Cap Equity Fund	89,769	20,239	(14,212)	16,735	1,076	113,607	813	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.8%
KP Fixed Income Fund	4,607,533	$45,430
KP International Equity Fund	20,844,282	186,139
KP Large Cap Equity Fund	17,478,130	195,581
KP Small Cap Equity Fund	7,204,456	80,834

Total Affiliated Registered Investment Companies (Cost $493,750) (000)		507,984

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.2%
DFA Commodity Strategy Portfolio	464,802	2,784
DFA International Real Estate Securities Portfolio	608,295	2,859
Lazard Global Listed Infrastructure Portfolio	204,326	2,895

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund	276,379	$2,786
T. Rowe Price New Era Fund	82,369	2,773
Vanguard Inflation-Protected Securities Fund	779,286	8,089
Vanguard REIT Index Fund	315,471	5,707

Total Unaffiliated Registered Investment Companies (Cost $27,896) (000)		27,893

Total Investments — 100.0% (Cost $521,646) (000)		$535,877

Percentages are based on Net Assets of $535,836 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$33,738	$14,294	$(2,517)	$(145)	$60	$45,430	$1,018	$451
KP International Equity Fund	145,354	49,376	(10,431)	2,792	(952)	186,139	3,603	5
KP Large Cap Equity Fund	153,047	48,699	(16,654)	8,668	1,821	195,581	2,935	4,364
KP Small Cap Equity Fund	60,686	17,508	(9,824)	11,765	699	80,834	608	2

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	2,060,748	$20,319
KP International Equity Fund	10,135,424	90,509
KP Large Cap Equity Fund	8,492,941	95,036
KP Small Cap Equity Fund	3,462,738	38,852

Total Affiliated Registered Investment Companies (Cost $239,279) (000)		244,716

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	216,731	1,298
DFA International Real Estate Securities Portfolio	283,547	1,333
Lazard Global Listed Infrastructure Portfolio	95,217	1,349

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund	128,789	$1,298
T. Rowe Price New Era Fund	38,395	1,292
Vanguard Inflation-Protected Securities Fund	357,288	3,709
Vanguard REIT Index Fund	144,546	2,615

Total Unaffiliated Registered Investment Companies (Cost $12,736) (000)		12,894

Total Investments — 100.0% (Cost $252,015) (000)		$257,610

Percentages are based on Net Assets of $257,588 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016 , there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$14,013	$8,060	$(1,686)	$(117)	$49	$20,319	$455	$201
KP International Equity Fund	60,493	34,391	(5,277)	1,348	(446)	90,509	1,751	2
KP Large Cap Equity Fund	63,855	33,735	(7,454)	4,074	826	95,036	1,426	2,097
KP Small Cap Equity Fund	25,226	12,532	(4,804)	5,538	360	38,852	281	1

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	438,801	$4,327
KP International Equity Fund	2,157,139	19,263
KP Large Cap Equity Fund	1,807,341	20,224
KP Small Cap Equity Fund	736,673	8,265

Total Affiliated Registered Investment Companies (Cost $51,094) (000)		52,079

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	47,263	283
DFA International Real Estate Securities Portfolio	61,800	290
Lazard Global Listed Infrastructure Portfolio	20,741	294

Description	Shares	Value (000)
T. Rowe Price Institutional Floating Rate Fund	28,063	$283
T. Rowe Price New Era Fund	8,367	282
Vanguard Inflation-Protected Securities Fund	74,220	770
Vanguard REIT Index Fund	29,978	543

Total Unaffiliated Registered Investment Companies (Cost $2,734) (000)		2,745

Total Investments — 100.0% (Cost $53,828) (000)		$54,824

Percentages are based on Net Assets of $54,819 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$2,212	$2,621	$(459)	$(50)	$3	$4,327	$97	$42
KP International Equity Fund	9,504	11,286	(1,698)	456	(285)	19,263	372	1
KP Large Cap Equity Fund	10,050	11,409	(2,187)	869	83	20,224	302	432
KP Small Cap Equity Fund	3,953	4,387	(1,264)	1,142	47	8,265	62	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	72,858	$718
KP International Equity Fund	357,991	3,197
KP Large Cap Equity Fund	299,937	3,356
KP Small Cap Equity Fund	122,154	1,371

Total Affiliated Registered Investment Companies (Cost $8,346) (000)		8,642

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	8,028	48
DFA International Real Estate Securities Portfolio	10,486	49

Description	Shares	Value (000)
Lazard Global Listed Infrastructure Portfolio	3,519	$50
T. Rowe Price Institutional Floating Rate Fund	4,771	48
T. Rowe Price New Era Fund	1,420	48
Vanguard Inflation-Protected Securities Fund	12,004	125
Vanguard REIT Index Fund	4,856	88

Total Unaffiliated Registered Investment Companies (Cost $455) (000)		456

Total Investments — 100.0% (Cost $8,801) (000)		$9,098

Percentages are based on Net Assets of $9,097 (000).

REIT — Real Estate Investment Trust

As of December 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2016	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$467	$539	$(286)	$(6)	$4	$718	$16	$7
KP International Equity Fund	2,017	2,328	(1,180)	151	(119)	3,197	62	—
KP Large Cap Equity Fund	2,133	2,374	(1,313)	207	(45)	3,356	51	73
KP Small Cap Equity Fund	841	923	(587)	232	(38)	1,371	10	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.6%
Consumer Discretionary — 13.1%
Advance Auto Parts	5,301	$897
Amazon.com*	45,544	34,152
AMC Networks, Cl A*	24,582	1,287
AutoNation*	1,013	49
AutoZone*	432	341
Bed Bath & Beyond	2,374	96
Best Buy	33,344	1,423
BorgWarner	3,097	122
Brinker International	19,207	951
Brunswick	6,161	336
CarMax*	2,689	173
Carnival	32,251	1,679
CBS, Cl B	34,462	2,192
Charter Communications, Cl A*	3,300	950
Chipotle Mexican Grill, Cl A*	451	170
Coach	3,989	140
Comcast, Cl A	147,276	10,169
Darden Restaurants	7,311	532
Delphi Automotive PLC	40,789	2,747
Dick’s Sporting Goods	9,362	497
Discovery Communications, Cl A*	5,486	148
Dollar General	52,314	3,875
Dollar Tree*	3,701	286
DR Horton	46,253	1,264
Expedia	1,880	213
Ferrari	29,360	1,707
Foot Locker	5,223	370

Description	Shares	Value (000)
Ford Motor	131,590	$1,596
Fossil Group*	700	18
GameStop, Cl A	24,040	607
Gap	3,562	80
Garmin	1,949	95
General Motors	54,097	1,885
Genuine Parts	9,074	867
GNC Holdings, Cl A	8,556	94
Goodyear Tire & Rubber	56,038	1,730
H&R Block	3,576	82
Hanesbrands	51,698	1,115
Harley-Davidson	27,255	1,590
Harman International Industries	1,103	123
Hasbro	7,896	614
Hilton Worldwide Holdings	159,515	4,339
Home Depot	72,128	9,671
Hyatt Hotels, Cl A*	14,666	810
International Game Technology	68,479	1,748
Interpublic Group of Companies	76,995	1,802
John Wiley & Sons, Cl A	21,941	1,196
Johnson Controls International	142,107	5,853
Kohl’s	2,551	126
L Brands	3,725	245
Las Vegas Sands	15,162	810
Lear	12,559	1,662
Leggett & Platt	2,046	100
Lennar, Cl A	2,695	116
Liberty Braves Group, Cl A*	572	12
Liberty SiriusXM Group, Cl A*	5,727	198
Live Nation Entertainment*	12,271	326
LKQ*	4,400	135
Lowe’s	60,984	4,337
Macy’s	21,120	756
Marriott International, Cl A	4,834	400
Mattel	4,790	132
McDonald’s	30,972	3,770
MGM Resorts International*	209,318	6,035
Michael Kors Holdings*	5,108	220
Michaels*	43,117	882
Mohawk Industries*	1,001	200
Murphy USA*	4,259	262
Netflix*	28,366	3,512
Newell Brands	17,797	795
News, Cl A	8,268	96
NIKE, Cl B	20,432	1,039
Nordstrom	1,949	93

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Omnicom Group	71,147	$6,055
O’Reilly Automotive*	7,369	2,052
priceline.com*	10,999	16,125
PulteGroup	4,802	88
PVH	15,761	1,422
Ralph Lauren, Cl A	804	73
Ross Stores	37,872	2,484
Royal Caribbean Cruises	2,400	197
Scripps Networks Interactive, Cl A	1,491	106
Signet Jewelers	1,100	104
Staples	23,452	212
Starbucks	81,064	4,501
Target	44,310	3,201
TEGNA	30,648	656
Tesla Motors*	18,650	3,985
Tiffany	1,692	131
Time Warner	45,909	4,432
TJX	26,722	2,008
Toll Brothers*	14,663	455
TopBuild*	20,706	737
Tractor Supply	32,597	2,471
TripAdvisor*	1,793	83
Tupperware Brands	8,196	431
Twenty-First Century Fox, Cl A	27,068	753
Ulta Salon Cosmetics & Fragrance*	900	229
Under Armour, Cl A*	5,620	152
Urban Outfitters*	39,440	1,123
Vail Resorts	6,797	1,096
VF	5,014	268
Viacom, Cl B	4,921	173
Walt Disney	58,100	6,055
Whirlpool	4,551	827
Wyndham Worldwide	5,800	443
Wynn Resorts	1,291	112
Yum! Brands	23,859	1,511

		193,691

Consumer Staples — 7.8%
Altria Group	77,807	5,261
Archer-Daniels-Midland	120,884	5,518
Brown-Forman, Cl B	2,964	133
Bunge	11,586	837
Campbell Soup	19,044	1,152
Church & Dwight	3,700	164
Clorox	1,925	231
Coca-Cola	126,506	5,245
Colgate-Palmolive	13,431	879

Description	Shares	Value (000)
ConAgra Foods	10,715	$424
Constellation Brands, Cl A	2,662	408
Costco Wholesale	18,147	2,906
Coty, Cl A	74,042	1,356
CVS Health	103,928	8,201
Danone	18,626	1,180
Diageo PLC	107,759	2,802
Dr Pepper Snapple Group	12,943	1,174
Energizer Holdings	6,072	271
Estee Lauder, Cl A	3,471	266
General Mills	82,609	5,103
Herbalife*	10,834	522
Hershey	2,161	224
Hormel Foods	4,370	152
Ingredion	11,338	1,417
JM Smucker	21,059	2,697
Kellogg	3,803	280
Kimberly-Clark	8,853	1,010
Kraft Heinz	9,139	798
Kroger	37,419	1,291
McCormick	1,830	171
Mead Johnson Nutrition, Cl A	12,880	911
Molson Coors Brewing, Cl B	7,632	743
Mondelez International, Cl A	23,694	1,050
Monster Beverage*	6,320	280
Nestle	63,087	4,526
Nu Skin Enterprises, Cl A	17,663	844
PepsiCo	90,915	9,512
Philip Morris International	191,446	17,515
Pilgrim’s Pride	45,876	871
Procter & Gamble	153,869	12,937
Reynolds American	22,063	1,236
Rite Aid*	11,397	94
Sysco	27,789	1,539
Tyson Foods, Cl A	42,919	2,647
Walgreens Boots Alliance	15,291	1,265
Wal-Mart Stores	110,332	7,626
Whole Foods Market	4,549	140

		115,809

Energy — 5.3%
Anadarko Petroleum	20,056	1,399
Apache	20,771	1,318
Baker Hughes	12,209	793
Cabot Oil & Gas	6,634	155
Chesapeake Energy*	12,881	90
Chevron	94,384	11,109

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Cimarex Energy	1,400	$190
Concho Resources*	2,300	305
ConocoPhillips	101,317	5,080
CONSOL Energy	10,227	186
Devon Energy	9,960	455
Diamond Offshore Drilling	28,410	503
Dril-Quip*	3,929	236
Ensco, Cl A	173,533	1,687
EOG Resources	43,840	4,432
EQT	2,463	161
Exxon Mobil	197,558	17,832
FMC Technologies*	13,781	490
Frank’s International	10,237	126
Halliburton	13,279	718
Helmerich & Payne	1,687	131
Hess	4,096	255
HollyFrontier	3,142	103
Kinder Morgan	90,508	1,874
Marathon Oil	13,314	231
Marathon Petroleum	44,413	2,236
Murphy Oil	5,454	170
Nabors Industries	81,898	1,343
National Oilwell Varco	5,946	223
Newfield Exploration*	2,837	115
Noble Energy	6,726	256
Occidental Petroleum	54,730	3,898
Oceaneering International	19,803	559
ONEOK	3,360	193
PBF Energy, Cl A	12,606	351
Phillips 66	22,891	1,978
Pioneer Natural Resources	4,295	773
QEP Resources	25,544	470
Range Resources	3,085	106
Rice Energy*	8,770	187
Rowan, Cl A	12,450	235
Schlumberger	104,806	8,799
Southwestern Energy*	95,806	1,037
Spectra Energy	19,427	798
Superior Energy Services	24,208	409
Tesoro	11,915	1,042
Transocean	5,391	80
Valero Energy	28,636	1,956
Williams	35,763	1,114
World Fuel Services	10,486	481

		78,668

Description	Shares	Value (000)
Financials — 16.9%
Affiliated Managers Group	800	$116
Aflac	19,797	1,378
Allied World Assurance Holdings	24,299	1,305
Allstate	27,957	2,072
American Express	65,259	4,834
American Financial Group	8,523	751
American International Group	32,778	2,141
American National Insurance	4,116	513
Ameriprise Financial	19,067	2,115
AmTrust Financial Services	21,546	590
Aon PLC	42,757	4,769
Arthur J Gallagher	2,500	130
Aspen Insurance Holdings	32,465	1,786
Assurant	927	86
Assured Guaranty	45,735	1,727
Axis Capital Holdings	16,561	1,081
Bank of America	477,103	10,544
Bank of New York Mellon	101,261	4,798
BB&T	14,083	662
Berkshire Hathaway, Cl B*	58,953	9,608
BlackRock, Cl A	8,805	3,351
Capital One Financial	34,802	3,036
Charles Schwab	18,523	731
Chimera Investment‡	79,811	1,358
Chubb	49,134	6,492
Cincinnati Financial	2,157	163
Citigroup	206,202	12,255
Citizens Financial Group	58,882	2,098
CME Group, Cl A	22,314	2,574
CNA Financial	4,900	203
Comerica	5,300	361
Cullen	4,025	355
Discover Financial Services	44,088	3,178
Donnelley Financial Solutions*	3,709	85
E*TRADE Financial*	3,901	135
Everest Re Group	5,305	1,148
Federated Investors, Cl B	30,034	849
Fifth Third Bancorp	31,281	844
First American Financial	10,749	394
First Horizon National	37,840	757
First Republic Bank	5,999	553
Franklin Resources	51,627	2,043
Goldman Sachs Group	37,155	8,897
Hanover Insurance Group	16,244	1,478
Hartford Financial Services Group	21,919	1,044

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Huntington Bancshares	17,048	$225
Intercontinental Exchange	83,210	4,695
Invesco	15,234	462
JPMorgan Chase	311,297	26,862
KeyCorp	55,803	1,020
Leucadia National	5,247	122
Lincoln National	12,027	797
Loews	3,933	184
M&T Bank	2,324	364
Marsh & McLennan	7,801	527
MetLife	109,487	5,900
Moody’s	20,101	1,895
Morgan Stanley	217,836	9,204
Morningstar	588	43
MSCI, Cl A	7,410	584
Nasdaq	53,517	3,592
Navient	56,938	936
Northern Trust	3,092	275
Old Republic International	17,577	334
People’s United Financial	4,954	96
PNC Financial Services Group	67,279	7,869
Popular	46,481	2,037
Principal Financial Group	25,935	1,501
Progressive	9,062	322
Prudential Financial	38,121	3,967
Regions Financial	54,069	776
Reinsurance Group of America, Cl A	1,639	206
S&P Global	26,736	2,875
State Street	89,303	6,941
SunTrust Banks	101,070	5,544
Synchrony Financial	47,403	1,719
Synovus Financial	43,325	1,780
T Rowe Price Group	3,555	268
TCF Financial	43,821	858
TD Ameritrade Holding	98,471	4,293
Thomson Reuters	42,532	1,862
Torchmark	1,687	124
Travelers	70,305	8,607
Unum Group	27,169	1,194
US Bancorp	180,234	9,259
Validus Holdings	9,472	521
Voya Financial	25,590	1,004
Wells Fargo	331,264	18,256
Western Alliance Bancorp*	23,750	1,157
Willis Towers Watson	1,849	226
WR Berkley	23,371	1,554

Description	Shares	Value (000)
XL Group	3,893	$145
Zions Bancorporation	13,402	577

		248,947

Health Care — 13.7%
Abbott Laboratories	133,120	5,113
AbbVie	24,873	1,558
Aetna	45,365	5,626
Agilent Technologies	33,632	1,532
Alexion Pharmaceuticals*	35,181	4,304
Allergan	26,984	5,667
Allscripts Healthcare Solutions*	27,247	278
AmerisourceBergen, Cl A	9,212	720
Amgen	24,645	3,603
Anthem	28,893	4,154
Baxter International	73,282	3,249
Becton Dickinson & Company	9,691	1,604
Biogen*	15,579	4,418
Boston Scientific*	27,482	594
Bristol-Myers Squibb	95,575	5,585
Bruker	45,317	960
Cardinal Health	32,744	2,357
Celgene*	30,767	3,561
Centene*	36,300	2,051
Cerner*	4,715	223
Charles River Laboratories International*	8,137	620
Cigna	35,222	4,698
Cooper	800	140
CR Bard	8,150	1,831
Danaher	123,340	9,601
DaVita*	2,248	144
Dentsply Sirona	11,486	663
Edwards Lifesciences*	3,282	308
Eli Lilly	14,655	1,078
Endo International*	3,200	53
Envision Healthcare*	1,666	106
Express Scripts Holding*	54,098	3,721
Gilead Sciences	54,936	3,934
HCA Holdings*	4,500	333
Henry Schein*	1,200	182
Hologic*	38,592	1,548
Humana	23,741	4,844
Illumina*	7,313	936
Incyte*	7,100	712
Intuitive Surgical*	9,704	6,154
Johnson & Johnson	203,050	23,393

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Laboratory Corp of America Holdings*	1,652	$212
LifePoint Health*	7,857	446
Mallinckrodt*	3,508	175
McKesson	30,250	4,249
Medtronic	118,539	8,444
Merck	209,595	12,339
Mettler-Toledo International*	1,992	834
Mylan*	7,167	273
Novartis	9,078	661
Patterson	1,145	47
PerkinElmer	1,596	83
Perrigo	2,032	169
Pfizer	404,311	13,131
Quest Diagnostics	2,154	198
Regeneron Pharmaceuticals*	1,129	415
ResMed	20,904	1,297
Roche Holding	3,650	834
St. Jude Medical	43,206	3,465
Stryker	33,384	4,000
Teleflex	3,240	522
Thermo Fisher Scientific	26,665	3,762
UnitedHealth Group	85,897	13,747
Universal Health Services, Cl B	9,623	1,024
Varian Medical Systems*	12,634	1,134
Vertex Pharmaceuticals*	36,708	2,704
VWR*	17,441	437
Waters*	7,308	982
WellCare Health Plans*	24,430	3,349
Zimmer Biomet Holdings	3,098	320
Zoetis, Cl A	7,472	400

		201,809

Industrials — 11.3%
3M	62,296	11,124
Acuity Brands	700	162
AECOM*	14,602	531
Alaska Air Group	73,391	6,512
Allegion	1,456	93
Allison Transmission Holdings	22,214	748
American Airlines Group	138,950	6,488
AMETEK	3,327	162
Arconic	6,955	129
Boeing	86,614	13,484
BWX Technologies, Cl W	19,006	755
Canadian National Railway	21,122	1,424
Carlisle	12,792	1,411
Caterpillar	8,788	815

Description	Shares	Value (000)
CH Robinson Worldwide	2,064	$151
Chicago Bridge & Iron	30,886	981
Cintas	1,376	159
Copa Holdings, Cl A	1,733	157
Crane	9,308	671
CSX	63,808	2,293
Cummins	14,255	1,948
Deere	4,367	450
Delta Air Lines	55,462	2,728
Dover	2,197	165
Dun & Bradstreet	6,439	781
Eaton PLC	45,961	3,084
Emerson Electric	15,039	838
Equifax	10,598	1,253
Expeditors International of Washington	2,558	135
Fastenal	4,576	215
FedEx	23,166	4,314
Flowserve	1,943	93
Fluor	1,985	104
Fortive	53,117	2,849
Fortune Brands Home & Security	2,200	118
General Dynamics	5,143	888
General Electric	233,568	7,381
HD Supply Holdings*	7,050	300
Hertz Global Holdings*	3,773	81
Honeywell International	64,684	7,494
Huntington Ingalls Industries	21,497	3,960
Illinois Tool Works	26,016	3,186
Ingersoll-Rand	52,008	3,903
ITT	2,331	90
Jacobs Engineering Group	16,184	922
JB Hunt Transport Services	1,200	116
JetBlue Airways*	44,389	995
Kansas City Southern	10,415	884
L-3 Communications Holdings, Cl 3	15,646	2,380
Lockheed Martin	17,417	4,353
LSC Communications	24,410	724
ManpowerGroup	5,687	505
Masco	27,455	868
MSC Industrial Direct, Cl A	13,194	1,219
Nielsen Holdings	4,800	201
Norfolk Southern	19,260	2,081
Northrop Grumman	28,864	6,713
Oshkosh	13,841	894
Owens Corning	17,302	892
PACCAR	11,044	706

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Parker-Hannifin	15,280	$2,139
Pentair PLC	22,737	1,275
Pitney Bowes	8,297	126
Quanta Services*	55,497	1,934
Raytheon	16,674	2,368
Regal Beloit	14,904	1,032
Republic Services, Cl A	19,999	1,141
Robert Half International	2,142	104
Rockwell Automation	7,272	977
Rockwell Collins	2,036	189
Roper Technologies	1,473	270
RR Donnelley & Sons	40,456	660
Ryder System	1,765	131
Snap-on	929	159
Southwest Airlines	17,935	894
Spirit AeroSystems Holdings, Cl A	54,336	3,171
Stanley Black & Decker	19,199	2,202
Stericycle*	1,321	102
Textron	41,357	2,008
Timken	22,903	909
TransDigm Group	800	199
Trinity Industries	13,462	374
Union Pacific	51,443	5,334
United Continental Holdings*	35,852	2,613
United Parcel Service, Cl B	58,022	6,652
United Rentals*	10,232	1,080
United Technologies	61,895	6,785
Valmont Industries	2,272	320
Verisk Analytics, Cl A*	2,500	203
Waste Management	14,719	1,044
WESCO International*	9,561	636
WW Grainger	865	201
Xylem	2,922	145

		166,438

Information Technology — 19.8%
Accenture PLC, Cl A	87,076	10,199
Activision Blizzard	17,856	645
Adobe Systems*	12,592	1,296
Akamai Technologies*	12,758	851
Alibaba Group Holding ADR*	40,100	3,521
Alliance Data Systems	880	201
Alphabet, Cl C*	46,650	36,557
Amdocs	30,652	1,786
Amphenol, Cl A	4,752	319
Analog Devices	4,642	337
Apple	255,538	29,596

Description	Shares	Value (000)
Applied Materials	124,220	$4,009
Arrow Electronics*	17,658	1,259
ASML Holding, Cl G	33,800	3,792
Autodesk*	2,808	208
Automatic Data Processing	6,968	716
Avnet	9,925	473
Broadcom, Cl A	6,132	1,084
Brocade Communications Systems	5,336	67
CA	49,248	1,565
Cadence Design Systems*	21,107	532
CDW	10,585	551
Cisco Systems	248,272	7,503
Citrix Systems*	22,019	1,967
Cognizant Technology Solutions, Cl A*	38,815	2,175
CommScope Holding*	28,300	1,053
CoreLogic*	24,063	886
Corning	22,351	542
CSRA	2,557	81
Dell Technologies — VMware Inc, Cl V*	16,588	912
Dolby Laboratories, Cl A	11,532	521
DST Systems	7,908	847
eBay*	72,095	2,141
Electronic Arts*	4,578	361
F5 Networks*	16,667	2,412
Facebook, Cl A*	205,410	23,632
Fidelity National Information Services	38,687	2,926
First Solar*	1,023	33
Fiserv*	26,364	2,802
FLIR Systems	1,947	71
Genpact*	19,836	483
Global Payments	13,282	922
Harris	1,786	183
Hewlett Packard Enterprise	87,157	2,017
HP	119,590	1,775
IAC	3,309	214
Intel	203,895	7,395
International Business Machines	42,831	7,110
Intuit	24,145	2,767
Jabil Circuit	26,040	616
Juniper Networks	43,831	1,239
KLA-Tencor	27,283	2,147
Lam Research	2,529	267
Linear Technology	3,808	237
Marvell Technology Group	24,785	344
MasterCard, Cl A	14,538	1,501

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Maxim Integrated Products	19,192	$740
Microchip Technology	3,446	221
Micron Technology*	55,031	1,206
Microsoft	523,746	32,546
Motorola Solutions	2,385	198
NCR*	22,163	899
NetApp	4,394	155
Nuance Communications*	24,207	361
NVIDIA	22,599	2,412
NXP Semiconductors*	53,510	5,245
Oracle	123,461	4,747
Palo Alto Networks*	6,200	775
Paychex	4,867	296
PayPal Holdings*	167,531	6,612
Qorvo*	1,800	95
QUALCOMM	74,033	4,827
Red Hat*	52,128	3,633
salesforce.com*	95,587	6,544
Seagate Technology	4,269	163
ServiceNow*	44,195	3,285
Skyworks Solutions	2,700	202
Symantec	9,437	225
Synopsys*	15,641	921
TE Connectivity	5,415	375
Tencent Holdings ADR	115,500	2,797
Teradata*	47,809	1,299
Teradyne	60,274	1,531
Texas Instruments	109,906	8,020
Total System Services	12,617	619
Vantiv, Cl A*	9,785	583
VeriSign*	1,457	111
Versum Materials*	27,577	774
Viavi Solutions*	70,196	574
Visa, Cl A	169,535	13,226
VMware, Cl A*	13,293	1,047
Western Digital	4,401	299
Western Union	33,779	734
Workday, Cl A*	22,500	1,487
Xerox	210,877	1,841
Xilinx	3,980	240
Yahoo!*	13,145	508
Zynga, Cl A*	140,401	361

		292,380

Materials — 3.1%
AdvanSix*	23,242	515
Air Products & Chemicals	3,268	470

Description	Shares	Value (000)
Albemarle	1,800	$155
Ashland Global Holdings	2,251	246
Avery Dennison	3,540	249
Ball	2,652	199
Cabot	42,206	2,133
Celanese, Cl A	10,431	821
CF Industries Holdings	3,550	112
Crown Holdings*	58,999	3,102
Dow Chemical	79,711	4,561
Eastman Chemical	16,134	1,213
Ecolab	4,009	470
EI du Pont de Nemours	53,592	3,934
FMC	2,132	121
Freeport-McMoRan*	19,048	251
Graphic Packaging Holding	62,789	784
Huntsman	79,028	1,508
International Flavors & Fragrances	1,242	146
International Paper	30,150	1,600
LyondellBasell Industries, Cl A	45,588	3,910
Martin Marietta Materials	1,000	221
Monsanto	22,350	2,351
Mosaic	4,981	146
Newmont Mining	42,570	1,450
Nucor	26,931	1,603
PPG Industries	62,314	5,905
Praxair	4,314	505
Reliance Steel & Aluminum	19,110	1,520
Sealed Air	2,742	124
Sherwin-Williams	7,839	2,107
Steel Dynamics	29,668	1,056
Vulcan Materials	20,127	2,519
WestRock	3,978	202

		46,209

Real Estate — 1.7%
American Tower, Cl A‡	7,899	835
Apartment Investment & Management, Cl A‡	24,256	1,102
AvalonBay Communities‡	2,112	374
Boston Properties‡	7,735	973
Brixmor Property Group‡	15,927	389
Camden Property Trust‡	1,489	125
CBRE Group, Cl A*	17,745	559
Columbia Property Trust‡	9,578	207
Corporate Office Properties Trust‡	3,064	96
Crown Castle International	24,782	2,150
DDR‡	5,649	86

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
Digital Realty Trust‡	2,300	$226
Duke Realty‡	35,979	956
Equinix‡	1,094	391
Equity LifeStyle Properties	18,342	1,322
Equity Residential‡	16,633	1,071
Essex Property Trust‡	1,032	240
Extra Space Storage‡	1,800	139
Federal Realty Investment Trust‡	1,100	156
General Growth Properties‡	62,925	1,572
HCP‡	6,695	199
Host Hotels & Resorts‡	10,618	200
Iron Mountain‡	3,886	126
Kilroy Realty‡	13,649	999
Kimco Realty‡	27,841	700
Lamar Advertising, Cl A	1,193	80
Life Storage‡	5,946	507
Macerich‡	1,845	131
Mid-America Apartment Communities‡	18,688	1,830
Outfront Media‡	31,969	795
Prologis‡	26,741	1,412
Public Storage‡	2,298	514
Realty Income‡	18,644	1,072
Retail Properties of America, Cl A‡	12,691	195
Simon Property Group‡	11,146	1,980
SL Green Realty‡	1,600	172
UDR‡	3,700	135
Ventas‡	5,313	332
Vornado Realty Trust‡	2,503	261
Welltower‡	5,403	362
Weyerhaeuser‡	11,282	339

		25,310

Telecommunication Services — 2.1%
AT&T	265,374	11,286
CenturyLink	43,357	1,031
Frontier Communications	18,642	63
Level 3 Communications*	8,466	477
SBA Communications, Cl A*	11,607	1,199
T-Mobile US*	50,400	2,899
Verizon Communications	256,411	13,687

		30,642

Utilities — 2.8%
AES	10,137	118
Alliant Energy	3,200	121
Ameren	66,383	3,482
American Electric Power	64,261	4,046

Description	Shares	Value (000)
American Water Works	2,800	$203
Avangrid	19,257	729
CenterPoint Energy	72,668	1,791
CMS Energy	4,464	186
Consolidated Edison	21,922	1,615
Dominion Resources	9,415	721
DTE Energy	16,210	1,597
Duke Energy	46,662	3,622
Edison International	16,551	1,191
Entergy	38,589	2,835
Eversource Energy	4,949	273
Exelon	36,357	1,290
FirstEnergy	73,657	2,281
Great Plains Energy	29,818	815
Hawaiian Electric Industries	29,575	978
NextEra Energy	7,154	855
NiSource	4,946	109
NRG Energy	4,564	56
PG&E	25,082	1,524
Pinnacle West Capital	23,747	1,853
PPL	14,855	506
Public Service Enterprise Group	82,373	3,615
SCANA	21,151	1,550
Sempra Energy	3,796	382
Southern	14,737	725
Vectren	11,920	622
WEC Energy Group	4,920	289
Xcel Energy	44,860	1,826

		41,806

Total Common Stock (Cost $1,271,492) (000)		1,441,709

PREFERRED STOCK — 0.3%
Air BNB, Ser D* (A)(B)	11,406	1,198
Air BNB, Ser E* (A)(B)	6,939	729
Dropbox, Cl A* (A)(B)	29,866	287
Dropbox, Cl C* (A)(B)	1,097	12
Flipkart Online Services* (A)(B)	5,739	535
Magic Leap, Ser C* (A)(B)	13,521	311
Snapchat, Ser F* (A)(B)	12,575	386
Uber Technologies* (A)(B)	28,993	1,414

Total Preferred Stock (Cost $4,163) (000)		4,872

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Large Cap Equity Fund

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.406%, (C)	33,232,775	$33,233

Total Short-Term Investment (Cost $33,233) (000)		33,233

Total Investments — 100.2% (Cost $1,308,888) (000)		$1,479,814

Percentages are based on net assets of $1,476,628 (000).

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
S&P 500 Index E-MINI	129	Mar-2017	$(107)

For the year ended December 31, 2016, the monthly average value of futures contracts held was $13,898 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust

(A)	Rate not available.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2016, was $4,872 (000) and represented 0.33% of net assets.
(C)	The rate reported is the 7-day effective yield as of December 31, 2016.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,441,709	$—	$—	$1,441,709
Preferred Stock	—	—	4,872	4,872
Short-Term Investment	33,233	—	—	33,233

Total Investments in Securities	$1,474,942	$—	$4,872	$1,479,814

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures**
Unrealized Depreciation	$(107)	$—	$—	$(107)

Total Other Financial Instruments	$(107)	$—	$—	$(107)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2016 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.0%
Consumer Discretionary — 14.4%
1-800-Flowers.com, Cl A*	179,137	$1,918
A H Belo, Cl A	45,261	287
Aaron’s	5,614	180
Abercrombie & Fitch, Cl A	5,561	67
Acushnet Holdings*	63,997	1,261
AMC Entertainment Holdings, Cl A	3,409	115
American Axle & Manufacturing Holdings*	6,575	127
American Eagle Outfitters	14,211	216
American Public Education*	1,265	31
America’s Car-Mart*	700	31
Apollo Education Group, Cl A*	6,975	69
Arctic Cat	1,070	16
Asbury Automotive Group*	1,632	101
Ascena Retail Group*	14,130	87
Ascent Capital Group, Cl A*	833	14
At Home Group*	680	10
Barnes & Noble	5,162	58
Barnes & Noble Education*	4,226	48
Bassett Furniture Industries	900	27
Beazer Homes USA*	2,571	34
Belmond, Cl A*	6,834	91
Big 5 Sporting Goods	1,500	26
Big Lots	3,803	191
Biglari Holdings*	84	40

Description	Shares	Value (000)
BJ’s Restaurants*	1,906	$75
Bloomin’ Brands	82,661	1,490
Blue Nile	901	37
Bob Evans Farms	1,621	86
Bojangles’*	107,117	1,998
Boot Barn Holdings*	1,000	13
BorgWarner	76,800	3,028
Boyd Gaming*	7,066	143
Bravo Brio Restaurant Group*	78,284	297
Bridgepoint Education*	1,200	12
Bright Horizons Family Solutions*	3,741	262
Buckle	2,338	53
Buffalo Wild Wings*	1,612	249
Build-A-Bear Workshop, Cl A*	1,000	14
Burlington Stores*	45,264	3,835
Caesars Acquisition, Cl A*	3,890	53
Caesars Entertainment*	4,607	39
Caleres	52,422	1,720
Callaway Golf	7,700	84
Cambium Learning Group*	1,200	6
Camping World Holdings, Cl A	1,000	33
Capella Education	924	81
Career Education*	5,459	55
Carriage Services, Cl A	1,300	37
Carrols Restaurant Group*	2,805	43
Carter’s	22,217	1,919
Cato, Cl A	2,086	63
Cavco Industries*	692	69
Central European Media Enterprises, Cl A*	6,400	16
Century Casinos*	1,741	14
Century Communities*	1,243	26
Cheesecake Factory	3,872	232
Chegg*	6,574	49
Cherokee*	87,561	919
Chico’s FAS	62,650	902
Children’s Place	1,601	162
Churchill Downs	1,153	173
Chuy’s Holdings*	52,896	1,716
Cinemark Holdings	31,070	1,192
Citi Trends	1,300	24
ClubCorp Holdings	156,595	2,247
Collectors Universe	611	13
Columbia Sportswear	36,703	2,139
Conn’s*	1,657	21
Container Store Group*	1,500	10
Cooper Tire & Rubber	4,728	184

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Cooper-Standard Holdings*	1,270	$131
Core-Mark Holding	3,904	168
Cracker Barrel Old Country Store	1,635	273
Crocs*	6,019	41
CSS Industries	800	22
Culp	879	33
Daily Journal*	150	36
Dana	12,703	241
Dave & Buster’s Entertainment*	42,861	2,413
Deckers Outdoor*	2,775	154
Del Frisco’s Restaurant Group*	155,434	2,643
Del Taco Restaurants*	92,529	1,307
Delta Apparel*	700	15
Denny’s*	6,191	79
Destination XL Group*	2,800	12
DeVry Education Group	49,285	1,538
DineEquity	1,429	110
Dixie Group*	191,535	690
Dorman Products*	20,116	1,470
DSW, Cl A	75,414	1,708
Duluth Holdings, Cl B*	800	20
El Pollo Loco Holdings*	1,656	20
Eldorado Resorts*	2,500	42
Empire Resorts*	272	6
Entercom Communications, Cl A	2,107	32
Entravision Communications, Cl A	5,437	38
Eros International, Cl A*	2,416	32
Escalade	800	11
Ethan Allen Interiors	2,017	74
Etsy*	8,574	101
EW Scripps, Cl A*	4,863	94
Expedia	4,900	555
Express*	260,695	2,805
Federal-Mogul Holdings*	2,600	27
Fiesta Restaurant Group*	96,016	2,867
Finish Line, Cl A	125,430	2,359
Five Below*	4,577	183
Flexsteel Industries	530	33
Fogo De Chao*	406	6
Fossil Group*	3,426	89
Fox Factory Holding*	1,827	51
Francesca’s Holdings*	3,122	56
Fred’s, Cl A	2,885	54
FTD*	1,424	34
Gaia, Cl A*	700	6
Gannett	9,601	93

Description	Shares	Value (000)
Genesco*	1,678	$104
Gentherm*	6,702	227
G-III Apparel Group*	3,512	104
Global Eagle Entertainment*	4,300	28
GNC Holdings, Cl A	5,606	62
Golden Entertainment	841	10
GoPro, Cl A*	8,252	72
Grand Canyon Education*	21,498	1,257
Gray Television*	5,237	57
Green Brick Partners*	1,896	19
Group 1 Automotive	1,780	139
Guess?	4,996	60
Habit Restaurants, Cl A*	128,207	2,212
Haverty Furniture	1,522	36
Helen of Troy*	2,390	202
Hemisphere Media Group, Cl A*	700	8
Hibbett Sports*	1,866	70
Hooker Furniture	926	35
Horizon Global*	1,490	36
Houghton Mifflin Harcourt*	10,131	110
Hovnanian Enterprises, Cl A*	9,898	27
HSN	51,258	1,758
Iconix Brand Group*	3,823	36
ILG	9,667	176
IMAX*	51,037	1,602
Installed Building Products*	1,643	68
International Speedway, Cl A	2,152	79
Intrawest Resorts Holdings*	1,315	23
iRobot*	27,999	1,636
Isle of Capri Casinos*	2,042	50
J Alexander’s Holdings*	1,174	13
Jack in the Box	19,517	2,179
JAKKS Pacific*	1,500	8
Jamba*	1,200	12
John Wiley & Sons, Cl A	15,056	821
Johnson Outdoors, Cl A	400	16
K12*	2,761	47
KB Home	6,814	108
Kirkland’s*	191,152	2,964
Kona Grill*	209,870	2,635
La Quinta Holdings*	6,928	98
Lands’ End*	1,400	21
La-Z-Boy, Cl Z	4,207	131
LCI Industries	2,024	218
LGI Homes*	1,261	36
Libbey	1,793	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Liberty Braves Group, Cl A*	3,318	$68
Liberty Media Group, Cl C*	5,639	177
Liberty Tax	400	5
Liberty TripAdvisor Holdings, Cl A*	5,929	89
LifeLock*	7,222	173
Lifetime Brands	900	16
Lindblad Expeditions Holdings*	116,798	1,104
Lions Gate Entertainment, Cl A*	40,623	1,093
Lithia Motors, Cl A	16,372	1,585
Loral Space & Communications*	1,051	43
Luby’s*	2,000	9
Lumber Liquidators Holdings*	2,150	34
M/I Homes*	1,933	49
Malibu Boats, Cl A*	109,439	2,088
Marcus	1,519	48
Marine Products	1,132	16
MarineMax*	2,019	39
Marriott Vacations Worldwide	1,915	162
MCBC Holdings	800	12
MDC Holdings	129,022	3,310
MDC Partners, Cl A	4,183	27
Media General*	9,318	175
Meredith	20,790	1,230
Meritage Homes*	3,123	109
Metaldyne Performance Group	48,325	1,109
Modine Manufacturing*	24,268	362
Monarch Casino & Resort*	867	22
Monro Muffler Brake	12,216	699
Motorcar Parts of America*	1,494	40
Movado Group	1,351	39
MSG Networks*	4,861	105
NACCO Industries, Cl A	317	29
Nathan’s Famous*	248	16
National CineMedia	5,026	74
Nautilus*	2,504	46
New Home*	1,000	12
New Media Investment Group	3,972	64
New York Times, Cl A	10,652	142
Nexstar Broadcasting Group, Cl A	18,986	1,202
Noodles, Cl A*	800	3
Nordstrom	25,500	1,221
Norwegian Cruise Line Holdings*	19,500	829
Nutrisystem	2,378	82
Office Depot	47,179	213
Ollie’s Bargain Outlet Holdings*	1,651	47
Overstock.com*	1,000	18

Description	Shares	Value (000)
Oxford Industries	75,331	$4,529
Panera Bread, Cl A*	4,900	1,005
Papa John’s International	2,319	198
Party City Holdco*	2,200	31
Penn National Gaming*	6,087	84
Perry Ellis International*	1,000	25
PetMed Express	1,619	37
Pier 1 Imports	410,677	3,506
Pinnacle Entertainment*	4,444	64
Planet Fitness, Cl A	2,400	48
Polaris Industries	33,630	2,771
Popeyes Louisiana Kitchen*	32,578	1,970
Potbelly*	2,100	27
PVH	6,600	596
Radio One, Cl D*	3,100	9
Reading International, Cl A*	1,400	23
Red Lion Hotels*	1,500	13
Red Robin Gourmet Burgers*	1,116	63
Red Rock Resorts, Cl A	2,455	57
Regis*	3,034	44
Rent-A-Center, Cl A	4,238	48
RH*	3,161	97
Royal Caribbean Cruises	33,400	2,741
Ruby Tuesday*	5,200	17
Ruth’s Hospitality Group	2,601	48
Saga Communications, Cl A	300	15
Salem Media Group, Cl A	1,400	9
Scholastic	2,209	105
Scientific Games, Cl A*	46,111	646
Sears Holdings*	919	9
Sears Hometown and Outlet Stores*	1,400	7
SeaWorld Entertainment	134,813	2,553
Select Comfort*	3,783	86
Sequential Brands Group*	3,205	15
Shake Shack, Cl A*	1,282	46
Shoe Carnival	1,168	32
Shutterfly*	2,956	148
Sinclair Broadcast Group, Cl A	5,645	188
Skechers U.S.A., Cl A*	31,845	783
Smith & Wesson Holding*	4,476	94
Sonic	3,843	102
Sonic Automotive, Cl A	2,284	52
Sotheby’s	4,209	168
Spartan Motors	2,716	25
Speedway Motorsports	900	20
Sportsman’s Warehouse Holdings*	2,108	20

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Stage Stores	2,581	$11
Standard Motor Products	1,754	93
Stein Mart	272,529	1,493
Steven Madden*	5,257	188
Stoneridge*	2,192	39
Strattec Security	272	11
Strayer Education*	861	69
Sturm Ruger	1,515	80
Superior Industries International	2,051	54
Superior Uniform Group	700	14
Tailored Brands	3,992	102
Taylor Morrison Home, Cl A*	2,482	48
Tenneco*	47,606	2,974
Texas Roadhouse, Cl A	5,641	272
Tile Shop Holdings*	2,660	52
Tilly’s, Cl A*	900	12
Time	8,789	157
TopBuild*	3,147	112
Tower International	1,675	47
Townsquare Media, Cl A*	900	9
TRI Pointe Group*	12,738	146
tronc	2,178	30
Tuesday Morning*	3,666	20
UCP, Cl A*	600	7
Ulta Salon Cosmetics & Fragrance*	8,440	2,152
Unifi*	1,279	42
Unique Fabricating	700	10
Universal Electronics*	1,157	75
Vail Resorts	14,100	2,274
Vera Bradley*	1,656	19
Vince Holding*	2,154	9
Vista Outdoor*	85,270	3,146
Vitamin Shoppe*	1,973	47
Wayfair, Cl A*	2,576	90
WCI Communities*	1,900	45
Weight Watchers International*	2,400	27
West Marine*	1,300	14
Weyco Group	500	16
William Lyon Homes, Cl A*	1,953	37
Wingstop, Cl A	1,285	38
Winmark	200	25
Winnebago Industries	2,189	69
Wolverine World Wide	94,084	2,064
Workhorse Group*	934	7
World Wrestling Entertainment, Cl A	62,883	1,157
ZAGG*	280,896	1,993

Description	Shares	Value (000)
Zoe’s Kitchen*	1,560	$37
Zumiez*	25,773	563

		134,500

Consumer Staples — 2.2%
AdvancePierre Foods Holdings	1,858	55
Alico	200	5
Alliance One International*	681	13
Amplify Snack Brands*	2,600	23
Andersons	40,568	1,814
Avon Products*	37,598	189
B&G Foods	5,600	245
Boston Beer, Cl A*	721	122
Calavo Growers	1,264	78
Cal-Maine Foods	2,526	112
Central Garden & Pet*	3,558	111
Chefs’ Warehouse*	56,430	893
Coca-Cola Bottling Consolidated	385	69
Craft Brew Alliance*	1,100	19
Darling Ingredients*	14,024	181
Dean Foods	7,830	171
elf Beauty*	800	23
Farmer Brothers*	661	24
Flowers Foods	60,092	1,200
Fresh Del Monte Produce	2,763	168
Freshpet*	1,800	18
Herbalife*	13,871	668
HRG Group*	10,147	158
Ingles Markets, Cl A	1,142	55
Inter Parfums	37,827	1,240
Inventure Foods*	129,326	1,274
J&J Snack Foods	1,283	171
John B Sanfilippo & Son	707	50
Lancaster Colony	1,601	226
Landec*	2,400	33
Lifevantage*	1,400	11
Lifeway Foods*	300	3
Limoneira	900	19
Medifast	854	36
MGP Ingredients	1,024	51
National Beverage	956	49
Natural Grocers by Vitamin Cottage*	700	8
Natural Health Trends	600	15
Nature’s Sunshine Products	800	12
Nu Skin Enterprises, Cl A	14,223	680
Nutraceutical International	700	24
Oil-Dri Corp of America	407	16

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Omega Protein*	1,786	$45
Orchids Paper Products	738	19
Performance Food Group*	3,058	73
PriceSmart	1,715	143
Primo Water*	1,724	21
Revlon, Cl A*	1,000	29
Sanderson Farms	1,710	161
Seaboard*	948	3,747
Seneca Foods, Cl A*	535	21
Smart & Final Stores*	2,000	28
Snyder’s-Lance	102,706	3,939
SpartanNash	3,017	119
SUPERVALU*	21,717	101
Synutra International*	2,500	13
Tootsie Roll Industries	1,406	56
Turning Point Brands*	400	5
United Natural Foods*	4,232	202
Universal	9,871	630
USANA Health Sciences*	848	52
Vector Group	7,927	180
Village Super Market, Cl A	597	18
WD-40	1,206	141
Weis Markets	783	52

		20,127

Energy – 4.9%
Abraxas Petroleum*	10,600	27
Adams Resources & Energy	200	8
Alon USA Energy	2,800	32
Approach Resources*	248,539	833
Archrock	5,683	75
Ardmore Shipping	146,526	1,084
Atwood Oceanics	4,974	65
Bill Barrett*	193,414	1,352
Bristow Group	2,744	56
California Resources*	2,589	55
Callon Petroleum*	62,854	966
Capital Product Partners (A)	129,946	413
CARBO Ceramics	2,259	24
Carrizo Oil & Gas*	5,275	197
Clayton Williams Energy*	500	60
Clean Energy Fuels*	7,158	20
Cobalt International Energy*	33,325	41
Contango Oil & Gas*	1,841	17
CVR Energy	1,292	33
Dawson Geophysical*	1,647	13
Delek US Holdings	90,531	2,179

Description	Shares	Value (000)
Denbury Resources*	28,724	$106
DHT Holdings	7,496	31
Diamondback Energy*	14,000	1,415
Dorian LPG*	1,800	15
Eclipse Resources*	432,002	1,153
Emerge Energy Services (A)	75,820	933
EP Energy, Cl A*	3,161	21
Era Group*	1,600	27
Erin Energy*	2,700	8
Evolution Petroleum	2,100	21
EXCO Resources*	12,700	11
Exterran*	2,587	62
Fairmount Santrol Holdings*	7,873	93
Forum Energy Technologies*	4,904	108
Frontline	5,481	39
GasLog	3,341	54
Gastar Exploration*	425,876	660
Gener8 Maritime*	3,206	14
Geospace Technologies*	1,114	23
Golar LNG	8,064	185
Green Plains	2,956	82
Helix Energy Solutions Group*	9,219	81
Hornbeck Offshore Services*	2,900	21
Independence Contract Drilling*	2,448	16
International Seaways*	1,266	18
Isramco*	39	5
Jones Energy, Cl A*	441,895	2,209
Key Energy Services*	14,844	472
Mammoth Energy Services*	900	14
Matador Resources*	7,089	183
Matrix Service*	2,171	49
McDermott International*	20,671	153
Natural Gas Services Group*	1,100	35
Navios Maritime Acquisition	6,900	12
Newfield Exploration*	56,100	2,272
Newpark Resources*	6,773	51
Nordic American Tankers	7,900	66
Northern Oil and Gas*	5,000	14
Oasis Petroleum*	57,990	878
Oceaneering International	218,871	6,175
Oil States International*	4,373	171
Overseas Shipholding Group, Cl A	3,800	15
Pacific Ethanol*	2,500	24
Panhandle Oil and Gas, Cl A	1,252	29
Par Pacific Holdings*	2,509	36
Parker Drilling*	9,869	26

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Parsley Energy, Cl A*	17,300	$610
PBF Energy, Cl A	94,825	2,644
PDC Energy*	24,716	1,794
PHI*	1,000	18
Pioneer Energy Services*	6,774	46
Renewable Energy Group*	3,400	33
Resolute Energy*	46,493	1,915
REX American Resources*	462	46
RigNet*	1,100	25
Ring Energy*	291,172	3,783
RPC	36,047	714
RSP Permian*	8,224	367
Sanchez Energy*	60,062	542
Scorpio Tankers	13,350	60
SEACOR Holdings*	1,302	93
Seadrill*	30,879	105
SemGroup, Cl A	5,638	235
Ship Finance International	4,895	73
Smart Sand*	1,200	20
Synergy Resources*	15,908	142
Teekay	4,003	32
Teekay Tankers, Cl A	9,514	22
Tesco	3,775	31
TETRA Technologies*	345,606	1,735
Tidewater	4,200	14
Unit*	4,133	111
US Silica Holdings	45,718	2,591
W&T Offshore*	2,600	7
Western Refining	15,344	581
Westmoreland Coal*	1,724	30
Whiting Petroleum*	48,000	577
Willbros Group*	4,500	15
WPX Energy*	47,545	693

		45,340

Financials — 17.3%
1st Source	1,278	57
Access National	700	19
ACNB	487	15
Allegiance Bancshares*	897	32
Altisource Residential‡	4,273	47
Ambac Financial Group*	3,679	83
American Equity Investment Life Holding	62,359	1,406
American Financial Group	37,905	3,340
American National Bankshares	670	23
Ameris Bancorp	2,917	127

Description	Shares	Value (000)
AMERISAFE	1,547	$96
Ames National	700	23
Anworth Mortgage Asset‡	7,818	40
Apollo Commercial Real Estate Finance	5,891	98
Ares Commercial Real Estate‡	2,400	33
Argo Group International Holdings	2,464	162
Arlington Asset Investment, Cl A	1,842	27
ARMOUR Residential‡	3,001	65
Arrow Financial	955	39
Associated Capital Group	367	12
Assurant	32,470	3,015
Astoria Financial	7,880	147
Atlantic Capital Bancshares*	1,414	27
Atlas Financial Holdings*	900	16
B. Riley Financial	759	14
Baldwin & Lyons, Cl B	700	18
Banc of California	3,985	69
BancFirst	669	62
Banco Latinoamericano de Comercio Exterior, Cl E	2,472	73
Bancorp*	80,428	632
BancorpSouth	7,382	229
Bank Mutual	83,798	793
Bank of Hawaii	35,460	3,145
Bank of Marin Bancorp	500	35
Bank of NT Butterfield & Son	1,000	31
Bank of the Ozarks	7,445	392
BankFinancial	1,240	18
Bankwell Financial Group	467	15
Banner	2,570	143
Bar Harbor Bankshares	500	24
Bear State Financial	1,400	14
Beneficial Bancorp	5,734	106
Berkshire Hills Bancorp	36,316	1,338
BGC Partners, Cl A	18,584	190
Blue Capital Reinsurance Holdings	600	11
Blue Hills Bancorp	2,013	38
BNC Bancorp	3,314	106
BofI Holding*	5,130	146
Boston Private Financial Holdings	6,686	111
Bridge Bancorp	18,565	704
Brookline Bancorp	62,586	1,026
Bryn Mawr Bank	1,360	57
BSB Bancorp*	659	19
C&F Financial	300	15
Calamos Asset Management, Cl A	1,300	11
California First National Bancorp	400	6

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Camden National	1,247	$55
Capital Bank Financial, Cl A	1,993	78
Capital City Bank Group	800	16
Capitol Federal Financial	10,890	179
Capstar Financial Holdings*	30,812	677
Capstead Mortgage	7,801	79
Cardinal Financial	23,630	775
Carolina Financial	836	26
Cascade Bancorp*	2,506	20
Cathay General Bancorp	6,327	241
CenterState Banks	3,787	95
Central Pacific Financial	2,472	78
Central Valley Community Bancorp	900	18
Century Bancorp, Cl A	243	15
Charter Financial	1,159	19
Chemical Financial	28,382	1,537
Chemung Financial	300	11
Citizens, Cl A*	3,793	37
Citizens & Northern	1,000	26
City Holding	1,191	81
Clifton Bancorp	1,788	30
CNB Financial	1,200	32
CNO Financial Group	15,037	288
CoBiz Financial	193,226	3,264
Codorus Valley Bancorp	840	24
Cohen & Steers	37,056	1,245
Colony Capital, Cl A‡	9,602	194
Columbia Banking System	32,416	1,448
Comerica	16,400	1,117
Commerce Bancshares	53,970	3,120
Community Bank System	3,671	227
Community Trust Bancorp	1,244	62
ConnectOne Bancorp	2,319	60
County Bancorp	500	13
Cowen Group, Cl A*	2,251	35
Crawford, Cl B	1,000	13
CU Bancorp*	1,400	50
Customers Bancorp*	76,633	2,745
CVB Financial	8,632	198
CYS Investments‡	12,377	96
Diamond Hill Investment Group	248	52
Dime Community Bancshares	2,553	51
Donegal Group, Cl A	700	12
Dynex Capital‡	3,664	25
E*TRADE Financial*	68,800	2,384
Eagle Bancorp*	53,134	3,239

Description	Shares	Value (000)
eHealth*	1,500	$16
EMC Insurance Group	682	20
Employers Holdings	2,620	104
Encore Capital Group*	1,945	56
Enova International*	2,272	29
Enstar Group*	971	192
Enterprise Bancorp	826	31
Enterprise Financial Services	1,567	67
Equity Bancshares, Cl A*	500	17
ESSA Bancorp	667	10
Essent Group*	115,552	3,741
EverBank Financial	8,800	171
Evercore Partners, Cl A	3,328	229
EZCORP, Cl A*	4,134	44
Farmers Capital Bank	601	25
Farmers National Banc	2,029	29
FB Financial*	700	18
FBL Financial Group, Cl A	803	63
FBR	700	9
FCB Financial Holdings, Cl A*	2,447	117
Federal Agricultural Mortgage, Cl C	701	40
Federated National Holding	1,027	19
Fidelity & Guaranty Life	972	23
Fidelity Southern	1,812	43
Fifth Street Asset Management, Cl A	300	2
Financial Engines	36,825	1,353
Financial Institutions	1,200	41
First Bancorp	2,507	74
First BanCorp*	9,713	64
First Busey	2,528	78
First Business Financial Services	600	14
First Citizens BancShares, Cl A	647	230
First Commonwealth Financial	7,234	103
First Community Bancshares	1,276	38
First Community Financial Partners*	1,110	13
First Connecticut Bancorp	45,899	1,040
First Defiance Financial	719	36
First Financial	817	43
First Financial Bancorp	43,439	1,236
First Financial Bankshares	5,438	246
First Financial Northwest	900	18
First Foundation*	1,078	31
First Horizon National	131,770	2,637
First Internet Bancorp	500	16
First Interstate BancSystem, Cl A	1,609	68
First Merchants	40,196	1,513

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
First Mid-Illinois Bancshares	600	$20
First Midwest Bancorp	67,070	1,692
First NBC Bank Holding*	38,549	281
First Northwest Bancorp*	906	14
First of Long Island	1,745	50
First Republic Bank	22,900	2,110
FirstCash	20,192	948
Flagstar Bancorp*	1,709	46
Flushing Financial	2,269	67
FNB	292,065	4,681
FNFV Group*	5,372	74
Franklin Financial Network*	1,065	45
Fulton Financial	14,449	272
GAIN Capital Holdings	2,900	19
GAMCO Investors, Cl A	358	11
Genworth Financial, Cl A*	43,008	164
German American Bancorp	1,159	61
Glacier Bancorp	6,496	235
Global Indemnity*	700	27
Great Ajax‡	1,400	19
Great Southern Bancorp	876	48
Great Western Bancorp	55,131	2,403
Green Bancorp*	1,689	26
Green Dot, Cl A*	3,485	82
Greenhill	2,269	63
Greenlight Capital, Cl A*	2,399	55
Guaranty Bancorp	96,310	2,331
Hallmark Financial Services*	1,100	13
Hancock Holding	40,657	1,752
Hanmi Financial	2,562	89
Hannon Armstrong Sustainable Infrastructure Capital‡	103,247	1,961
Hanover Insurance Group	19,177	1,745
HarborOne Bancorp*	1,194	23
HCI Group	700	28
Heartland Financial USA	1,993	96
Hennessy Advisors	300	10
Heritage Commerce	161,006	2,323
Heritage Financial	126,666	3,262
Heritage Insurance Holdings	2,300	36
Heritage Oaks Bancorp	67,410	831
Hilltop Holdings	6,404	191
Hingham Institution for Savings	100	20
Home Bancorp	470	18
Home BancShares	10,184	283
HomeStreet*	1,930	61
HomeTrust Bancshares*	1,351	35

Description	Shares	Value (000)
Hope Bancorp	10,933	$239
Horace Mann Educators	93,949	4,021
Horizon Bancorp	1,601	45
Houlihan Lokey, Cl A	996	31
IBERIABANK	36,085	3,022
Impac Mortgage Holdings*	800	11
Independence Holding	500	10
Independent Bank	49,130	3,380
Independent Bank Group	907	57
Infinity Property & Casualty	881	77
International Bancshares	4,673	191
International. FCStone*	1,230	49
Invesco Mortgage Capital‡	9,640	141
Investment Technology Group	2,688	53
Investors Bancorp	24,903	347
Investors Title	100	16
James River Group Holdings	1,165	48
Janus Capital Group	12,344	164
KCG Holdings, Cl A*	4,284	57
Kearny Financial	7,535	117
Kemper	3,394	150
Kinsale Capital Group	545	19
Ladder Capital, Cl A‡	3,129	43
Ladenburg Thalmann Financial Services*	8,400	20
Lake Sunapee Bank Group	640	15
Lakeland Bancorp	3,170	62
Lakeland Financial	1,969	93
LCNB	719	17
LegacyTexas Financial Group	3,791	163
LendingClub*	28,134	148
LendingTree*	519	53
Live Oak Bancshares	1,597	30
Macatawa Bank	2,160	22
Maiden Holdings	5,928	103
MainSource Financial Group	1,884	65
Manning & Napier, Cl A	1,600	12
MarketAxess Holdings	3,919	576
Marlin Business Services	800	17
MB Financial	6,392	302
MBIA*	10,745	115
MBT Financial	1,453	16
Medley Management, Cl A	300	3
Mercantile Bank	1,298	49
Merchants Bancshares	470	25
Meridian Bancorp	3,940	74
Meta Financial Group	672	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
MGIC Investment*	28,576	$292
Middleburg Financial	383	13
Midland States Bancorp	301	11
MidWestOne Financial Group	674	25
Moelis, Cl A	1,518	51
Mortgage Investment Trust	2,294	39
MTGE Investment‡	3,757	59
MutualFirst Financial	444	15
National Bank Holdings, Cl A	103,801	3,310
National Bankshares	600	26
National Commerce*	700	26
National General Holdings	3,954	99
National Western Life Group, Cl A	193	60
Nationstar Mortgage Holdings*	2,642	48
Navigators Group	917	108
NBT Bancorp	3,628	152
Nelnet, Cl A	1,652	84
New Residential Investment‡	20,354	320
New York Mortgage Trust‡	8,986	59
NewStar Financial*	2,200	20
Nicolet Bankshares*	620	30
NMI Holdings, Cl A*	4,034	43
Northfield Bancorp	3,437	69
Northrim BanCorp	550	17
Northwest Bancshares	61,880	1,117
OceanFirst Financial	2,300	69
Ocwen Financial*	8,217	44
OFG Bancorp	3,533	46
Old Line Bancshares	683	16
Old National Bancorp	150,461	2,731
Old Second Bancorp	2,347	26
OM Asset Management	158,862	2,303
On Deck Capital*	3,918	18
OneBeacon Insurance Group, Cl A	33,174	532
Oppenheimer Holdings, Cl A	704	13
Opus Bank	48,737	1,465
Orchid Island Capital, Cl A‡	1,968	21
Oritani Financial	3,151	59
Orrstown Financial Services	604	14
Owens Realty Mortgage‡	1,000	19
Pacific Continental	1,698	37
Pacific Mercantile Bancorp*	1,600	12
Pacific Premier Bancorp*	11,579	409
PacWest Bancorp	24,027	1,308
Park National	1,139	136
Park Sterling	257,242	2,776

Description	Shares	Value (000)
Patriot National*	800	$4
Peapack Gladstone Financial	1,284	40
Penns Woods Bancorp	352	18
PennyMac Financial Services, Cl A*	1,100	18
PennyMac Mortgage Investment Trust‡	5,566	91
Peoples Bancorp	1,328	43
Peoples Financial Services	600	29
People’s Utah Bancorp	1,061	28
PHH*	4,326	66
PICO Holdings*	1,900	29
Pinnacle Financial Partners	3,671	254
Piper Jaffray*	1,183	86
PJT Partners	1,447	45
PRA Group*	3,944	154
Preferred Bank	991	52
Premier Financial Bancorp	990	20
Primerica	59,464	4,111
PrivateBancorp	40,834	2,213
Prosperity Bancshares	27,277	1,958
Provident Bancorp*	360	6
Provident Financial Holdings	539	11
Provident Financial Services	5,226	148
Pzena Investment Management, Cl A	1,600	18
QCR Holdings	972	42
Radian Group	90,489	1,628
Redwood Trust‡	6,229	95
Regional Management*	900	24
Renasant	3,495	148
Republic Bancorp, Cl A	789	31
Republic First Bancorp*	4,646	39
Resource Capital‡	2,658	22
RLI	3,245	205
S&T Bancorp	2,789	109
Safeguard Scientifics*	1,644	22
Safety Insurance Group	1,175	87
Sandy Spring Bancorp	1,922	77
Seacoast Banking Corp of Florida*	2,418	53
Selective Insurance Group	4,849	209
ServisFirst Bancshares	3,943	148
Shore Bancshares	1,024	16
SI Financial Group	909	14
Sierra Bancorp	951	25
Silvercrest Asset Management Group, Cl A	700	9
Simmons First National, Cl A	2,506	156
Solar Capital	46,163	961
South State	2,020	177

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Southern First Bancshares*	468	$17
Southern Missouri Bancorp	477	17
Southern National Bancorp of Virginia	62,365	1,019
Southside Bancshares	2,302	87
Southwest Bancorp	68,582	1,989
State Auto Financial	20,865	559
State Bank Financial	85,013	2,283
State National	2,492	35
Sterling Bancorp	10,797	253
Stewart Information Services	1,867	86
Stifel Financial*	26,842	1,341
Stock Yards Bancorp	1,735	81
Stonegate Bank	31,830	1,328
Stonegate Mortgage*	68,720	411
Suffolk Bancorp	1,000	43
Summit Financial Group	680	19
Sun Bancorp	940	24
Sunshine Bancorp*	19,128	328
Synovus Financial	39,240	1,612
TCF Financial	120,695	2,364
Territorial Bancorp	684	22
Texas Capital Bancshares*	10,156	796
Third Point Reinsurance*	5,397	62
Tiptree Financial	1,866	11
Tompkins Financial	1,185	112
Towne Bank	4,778	159
TriCo Bancshares	1,652	56
TriState Capital Holdings*	1,791	40
Triumph Bancorp*	1,400	37
Trupanion*	1,175	18
TrustCo Bank	7,457	65
Trustmark	5,753	205
UMB Financial	29,922	2,308
Umpqua Holdings	78,668	1,477
Union Bankshares	4,033	147
United Bankshares	5,594	259
United Community Banks	5,994	178
United Community Financial	4,100	37
United Financial Bancorp	4,095	74
United Fire Group	1,764	87
United Insurance Holdings	1,402	21
Universal Insurance Holdings	2,671	76
Univest Corp of Pennsylvania	2,025	63
Valley National Bancorp	21,106	246
Veritex Holdings*	674	18
Virtu Financial, Cl A	2,058	33

Description	Shares	Value (000)
Virtus Investment Partners	477	$56
Waddell & Reed Financial, Cl A	6,802	133
Walker & Dunlop*	2,248	70
Walter Investment Management*	2,201	10
Washington Federal	7,626	262
Washington Trust Bancorp	1,216	68
WashingtonFirst Bankshares	23,361	677
Waterstone Financial	2,078	38
Webster Financial	7,697	418
WesBanco	54,291	2,338
West Bancorporation	1,400	35
Westamerica Bancorporation	6,639	418
Western Alliance Bancorp*	32,855	1,600
Western Asset Mortgage Capital‡	3,343	34
Western New England Bancorp	2,500	23
Westwood Holdings Group	652	39
Wins Finance Holdings*	100	18
Wintrust Financial	4,306	312
WisdomTree Investments	9,388	105
WMIH*	16,581	26
World Acceptance*	494	32
WSFS Financial	2,339	108
Xenith Bankshares*	630	18
Yadkin Financial	4,270	146
Zions Bancorporation	60,500	2,604

		161,569

Health Care — 10.5%
AAC Holdings*	1,000	7
Abaxis	1,791	95
ABIOMED*	15,160	1,708
Acadia Healthcare*	9,447	313
Accelerate Diagnostics*	1,881	39
Acceleron Pharma*	2,238	57
Accuray*	7,069	33
AcelRx Pharmaceuticals*	3,700	10
Aceto	2,376	52
Achillion Pharmaceuticals*	9,568	40
Aclaris Therapeutics*	1,075	29
Acorda Therapeutics*	3,511	66
Adamas Pharmaceuticals*	1,363	23
Addus HomeCare*	600	21
Adeptus Health, Cl A*	1,300	10
Aduro Biotech*	2,896	33
Advaxis*	2,927	21
Adverum Biotechnologies*	1,400	4
Aerie Pharmaceuticals*	2,467	93

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Aevi Genomic Medicine*	2,219	$11
Agenus*	6,400	26
Agile Therapeutics*	1,100	6
Aimmune Therapeutics*	2,146	44
Air Methods*	2,906	93
Akebia Therapeutics*	2,934	31
Albany Molecular Research*	2,300	43
Alder Biopharmaceuticals*	3,825	80
Align Technology*	29,678	2,853
Almost Family*	700	31
AMAG Pharmaceuticals*	2,848	99
Amedisys*	2,284	97
American Renal Associates Holdings*	48,953	1,042
Amicus Therapeutics*	11,634	58
AMN Healthcare Services*	4,047	156
Amphastar Pharmaceuticals*	2,906	54
Ampio Pharmaceuticals*	4,600	4
Analogic	1,017	84
Anavex Life Sciences*	2,500	10
AngioDynamics*	2,203	37
ANI Pharmaceuticals*	647	39
Anika Therapeutics*	1,151	56
Anthera Pharmaceuticals*	3,900	3
Applied Genetic Technologies*	1,300	12
Aptevo Therapeutics*	1,689	4
Aratana Therapeutics*	2,724	20
Ardelyx*	2,550	36
Arena Pharmaceuticals*	20,022	28
Argos Therapeutics*	1,000	5
ARIAD Pharmaceuticals*	15,101	188
Array BioPharma*	14,322	126
Arrowhead Pharmaceuticals*	6,000	9
Asterias Biotherapeutics*	1,600	7
Atara Biotherapeutics*	1,897	27
Athersys*	8,000	12
AtriCure*	2,566	50
Atrion	111	56
Audentes Therapeutics*	469	9
Avexis*	595	28
Avinger*	1,100	4
AxoGen*	2,500	23
Axovant Sciences*	1,996	25
Axsome Therapeutics*	1,400	9
Bellicum Pharmaceuticals*	1,711	23
BioCryst Pharmaceuticals*	5,998	38
Bio-Path Holdings*	8,700	12

Description	Shares	Value (000)
BioScrip*	9,900	$10
BioSpecifics Technologies*	500	28
BioTelemetry*	2,203	49
BioTime*	6,000	22
Bluebird Bio*	9,969	615
Blueprint Medicines*	1,634	46
Cambrex*	2,726	147
Cantel Medical	8,372	659
Capital Senior Living*	2,297	37
Cara Therapeutics*	1,715	16
Cardiovascular Systems*	55,314	1,339
Castlight Health, Cl B*	3,000	15
Catalent*	8,492	229
Celldex Therapeutics*	8,604	30
Cellular Biomedicine Group*	993	13
Cempra*	3,645	10
Cerus*	8,271	36
Charles River Laboratories International*	10,227	779
Chemed	10,470	1,679
ChemoCentryx*	1,879	14
Chimerix*	4,000	18
ChromaDex*	3,000	10
Cidara Therapeutics*	1,400	15
Civitas Solutions*	1,233	25
Clearside Biomedical*	673	6
Clovis Oncology*	2,595	115
Coherus Biosciences*	26,532	746
Collegium Pharmaceutical*	1,606	25
Community Health Systems*	9,014	50
Computer Programs & Systems	915	22
Concert Pharmaceuticals*	1,346	14
ConforMIS*	2,920	24
CONMED	2,252	99
Corcept Therapeutics*	6,100	44
Corindus Vascular Robotics*	2,500	2
CorVel*	900	33
Corvus Pharmaceuticals*	271	4
Cotiviti Holdings*	1,033	36
Cross Country Healthcare*	82,249	1,284
CryoLife	79,183	1,516
Curis*	9,800	30
Cutera*	1,000	17
Cynosure, Cl A*	17,902	816
Cytokinetics*	3,000	36
CytomX Therapeutics*	1,668	18
CytRx*	8,500	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Depomed*	72,083	$1,299
Dermira*	2,009	61
Dimension Therapeutics*	1,300	6
Diplomat Pharmacy*	3,734	47
Durect*	10,400	14
Dynavax Technologies*	3,174	13
Eagle Pharmaceuticals*	12,283	974
Edge Therapeutics*	1,327	17
Editas Medicine*	561	9
Egalet*	1,809	14
Eiger BioPharmaceuticals*	400	5
Emergent BioSolutions*	2,652	87
Enanta Pharmaceuticals*	1,275	43
Endocyte*	2,600	7
Endologix*	6,619	38
Ensign Group	3,899	87
Entellus Medical*	612	12
Envision Healthcare*	31,236	1,977
Enzo Biochem*	3,240	22
Epizyme*	3,286	40
Esperion Therapeutics*	1,200	15
Evolent Health, Cl A*	1,306	19
Exact Sciences*	8,632	115
Exactech*	852	23
Exelixis*	111,581	1,663
FibroGen*	4,276	92
Five Prime Therapeutics*	2,203	110
Flex Pharma*	1,300	7
Flexion Therapeutics*	2,397	46
Fluidigm*	2,298	17
Fortress Biotech*	3,600	10
Foundation Medicine*	1,202	21
Fulgent Genetics*	700	8
Galena Biopharma*	1,090	2
Genesis Healthcare, Cl A*	4,000	17
GenMark Diagnostics*	3,878	47
Genomic Health*	1,525	45
Geron*	12,328	26
Glaukos*	1,365	47
Global Blood Therapeutics*	1,500	22
Globus Medical, Cl A*	5,995	149
GlycoMimetics*	1,300	8
Haemonetics*	4,370	176
Halozyme Therapeutics*	8,903	88
Halyard Health*	4,004	148
HealthEquity*	3,691	150

Description	Shares	Value (000)
HealthSouth	140,845	$5,809
HealthStream*	2,101	53
Healthways*	46,947	1,068
Heron Therapeutics*	2,595	34
Heska*	500	36
HMS Holdings*	7,219	131
Horizon Pharma*	13,750	222
ICON*	11,445	861
ICU Medical*	9,291	1,369
Idera Pharmaceuticals*	7,300	11
IDEXX Laboratories*	33,520	3,932
Ignyta*	2,407	13
Immune Design*	1,000	6
ImmunoGen*	7,845	16
Immunomedics*	8,700	32
Impax Laboratories*	52,092	690
INC Research Holdings, Cl A*	3,536	186
Infinity Pharmaceuticals*	4,000	5
Innoviva*	6,601	71
Inogen*	1,332	89
Inotek Pharmaceuticals*	1,800	11
Inovio Pharmaceuticals*	5,419	38
Insmed*	5,056	67
Insulet*	4,924	186
Insys Therapeutics*	1,918	18
Integer Holdings*	2,497	74
Integra LifeSciences Holdings*	20,065	1,721
Intellia Therapeutics*	700	9
Intersect ENT*	34,394	416
Intra-Cellular Therapies, Cl A*	27,395	413
Invacare	2,588	34
Invitae*	2,858	23
InVivo Therapeutics Holdings*	3,200	13
iRadimed*	200	2
iRhythm Technologies*	700	21
IRIDEX*	800	11
Ironwood Pharmaceuticals, Cl A*	11,053	169
K2M Group Holdings*	122,543	2,456
Kadmon Holdings*	1,300	7
Karyopharm Therapeutics*	2,000	19
Keryx Biopharmaceuticals*	6,447	38
Kindred Healthcare	464,372	3,645
Kite Pharma*	3,350	150
La Jolla Pharmaceutical*	1,200	21
Landauer	780	38
Lannett*	2,262	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
LeMaitre Vascular	1,200	$30
Lexicon Pharmaceuticals*	51,654	714
LHC Group*	1,224	56
Ligand Pharmaceuticals*	1,628	165
Lion Biotechnologies*	4,700	33
Lipocine*	1,700	6
Loxo Oncology*	1,089	35
Luminex*	3,243	66
MacroGenics*	2,603	53
Magellan Health*	2,030	153
MannKind*	26,479	17
Masimo*	3,482	235
Medicines*	5,745	195
MediciNova*	2,425	15
Medidata Solutions*	23,591	1,172
MEDNAX*	23,994	1,599
Medpace Holdings*	665	24
Meridian Bioscience	3,405	60
Merit Medical Systems*	92,657	2,455
Merrimack Pharmaceuticals*	9,965	41
Mettler-Toledo International*	2,885	1,208
MiMedx Group*	8,348	74
Minerva Neurosciences*	1,700	20
Mirati Therapeutics*	1,000	5
Molina Healthcare*	3,692	200
Momenta Pharmaceuticals*	5,307	80
MyoKardia*	1,052	14
Myovant Sciences*	1,200	15
Myriad Genetics*	5,513	92
NanoString Technologies*	9,361	209
NantHealth*	541	5
NantKwest*	1,300	7
Natera*	2,130	25
National HealthCare	914	69
National Research, Cl A	800	15
Natus Medical*	2,656	92
Nektar Therapeutics, Cl A*	12,169	149
Neogen*	3,107	205
NeoGenomics*	146,910	1,259
Neos Therapeutics*	1,122	7
Neurocrine Biosciences*	9,200	356
Nevro*	26,424	1,920
NewLink Genetics*	1,841	19
Nobilis Health*	5,800	12
Novan*	500	14
Novavax*	22,049	28

Description	Shares	Value (000)
Novocure*	4,136	$32
NuVasive*	56,442	3,802
NxStage Medical*	5,450	143
Obalon Therapeutics*	900	8
Ocular Therapeutix*	2,000	17
Omeros*	3,303	33
Omnicell*	2,906	99
OncoMed Pharmaceuticals*	1,800	14
Ophthotech*	2,490	12
OraSure Technologies*	4,426	39
Organovo Holdings*	9,130	31
Orthofix International*	1,430	52
Osiris Therapeutics*	1,600	8
Otonomy*	1,962	31
OvaScience*	2,563	4
Owens & Minor	5,330	188
Oxford Immunotec Global*	1,900	28
Pacific Biosciences of California*	6,558	25
Pacira Pharmaceuticals*	2,976	96
Paratek Pharmaceuticals*	1,600	25
PAREXEL International*	37,258	2,449
PDL BioPharma	14,931	32
Penumbra*	2,180	139
Pfenex*	1,487	13
PharmAthene*	5,088	17
PharMerica*	2,412	61
Phibro Animal Health, Cl A	1,530	45
Portola Pharmaceuticals, Cl A*	4,022	90
PRA Health Sciences*	29,086	1,603
Prestige Brands Holdings*	27,203	1,417
Progenics Pharmaceuticals*	5,684	49
Protagonist Therapeutics*	620	14
Proteostasis Therapeutics*	700	9
Prothena*	2,971	146
Providence Service*	33,377	1,270
PTC Therapeutics*	2,716	30
Puma Biotechnology*	2,300	71
Quality Systems	4,173	55
Quidel*	58,334	1,250
Quorum Health*	2,422	18
Ra Pharmaceuticals*	900	14
Radius Health*	2,577	98
RadNet*	3,200	21
Reata Pharmaceuticals, Cl A*	464	10
REGENXBIO*	1,654	31
Regulus Therapeutics*	2,500	6

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Repligen*	2,757	$85
Retrophin*	2,957	56
Revance Therapeutics*	1,669	35
Rigel Pharmaceuticals*	8,000	19
Rockwell Medical*	3,913	26
RTI Surgical*	4,100	13
Sage Therapeutics*	2,461	126
Sangamo BioSciences*	6,333	19
Sarepta Therapeutics*	4,095	112
SciClone Pharmaceuticals*	4,092	44
Second Sight Medical Products*	1,282	3
Select Medical Holdings*	8,717	116
Selecta Biosciences*	400	7
Senseonics Holdings*	2,900	8
Seres Therapeutics*	1,456	14
Sorrento Therapeutics*	2,100	10
Spark Therapeutics*	1,561	78
Spectranetics*	42,805	1,049
Spectrum Pharmaceuticals*	6,799	30
STAAR Surgical*	3,500	38
Stemline Therapeutics*	1,300	14
Sucampo Pharmaceuticals, Cl A*	2,100	28
Supernus Pharmaceuticals*	52,376	1,322
Surgery Partners*	1,520	24
Surgical Care Affiliates*	2,192	101
Surmodics*	1,100	28
Syndax Pharmaceuticals*	300	2
Synergy Pharmaceuticals*	14,815	90
Synthetic Biologics*	7,900	6
Syros Pharmaceuticals*	380	5
T2 Biosystems*	1,700	9
Tabula Rasa HealthCare*	700	10
Tactile Systems Technology*	340	6
Tandem Diabetes Care*	2,000	4
Team Health Holdings*	5,781	251
Teladoc*	1,694	28
Teligent*	3,381	22
TESARO*	21,524	2,894
Tetraphase Pharmaceuticals*	3,000	12
TG Therapeutics*	3,200	15
TherapeuticsMD*	12,255	71
Theravance Biopharma*	3,462	110
Titan Pharmaceuticals*	2,000	8
Tokai Pharmaceuticals*	1,000	1
TransEnterix*	5,800	8
Trevena*	3,653	21

Description	Shares	Value (000)
Triple-S Management, Cl B*	1,903	$39
Trovagene*	1,700	4
Ultragenyx Pharmaceutical*	10,371	728
Universal American*	3,749	37
US Physical Therapy	988	69
Utah Medical Products	300	22
Vanda Pharmaceuticals*	88,782	1,415
Vascular Solutions*	1,376	77
Veracyte*	1,300	10
Versartis*	2,559	38
Vital Therapies*	1,934	8
Vocera Communications*	72,799	1,345
Voyager Therapeutics*	958	12
vTv Therapeutics, Cl A*	1,400	7
VWR*	124,870	3,124
WaVe Life Sciences*	604	16
WellCare Health Plans*	23,200	3,180
Wright Medical Group*	49,381	1,135
XBiotech*	1,428	14
Xencor*	3,126	82
Zafgen*	2,600	8
Zeltiq Aesthetics*	24,248	1,055
ZIOPHARM Oncology*	9,924	53
Zogenix*	2,026	25

		97,619

Industrials — 17.8%
AAON	3,299	109
AAR	45,949	1,519
ABM Industries	4,759	194
Acacia Research	4,419	29
ACCO Brands*	8,682	113
Actuant, Cl A	5,034	131
Advanced Disposal Services*	1,800	40
Advanced Drainage Systems	2,836	58
Advisory Board*	3,345	111
Aegion, Cl A*	2,854	68
AerCap Holdings*	37,516	1,561
Aerojet Rocketdyne Holdings*	4,865	87
Aerovironment*	1,672	45
Air Transport Services Group*	3,964	63
Aircastle	3,899	81
Alamo Group	770	59
Albany International, Cl A	18,880	874
Allegiant Travel, Cl A	1,127	188
Allied Motion Technologies	600	13
Altra Industrial Motion	31,120	1,148

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Ameresco, Cl A*	1,900	$10
American Railcar Industries	700	32
American Superconductor*	1,200	9
American Woodmark*	1,129	85
AMETEK	48,000	2,332
Apogee Enterprises	2,433	130
Applied Industrial Technologies	3,100	184
Aqua Metals*	1,100	14
ARC Document Solutions*	3,500	18
ArcBest	36,528	1,010
Argan	1,092	77
Armstrong Flooring*	1,911	38
Astec Industries	25,586	1,726
Astronics, Cl A*	1,578	53
Atkore International Group*	992	24
Atlas Air Worldwide Holdings*	2,003	104
AZZ	12,585	804
Babcock & Wilcox Enterprises*	3,734	62
Barnes Group	38,946	1,847
Barrett Business Services	600	38
Beacon Roofing Supply*	5,095	235
Blue Bird*	400	6
BMC Stock Holdings*	11,002	215
Brady, Cl A	3,914	147
Briggs & Stratton	3,469	77
Brink’s	3,852	159
Builders FirstSource*	6,848	75
BWX Technologies, Cl W	35,495	1,409
Caesarstone*	1,946	56
CAI International*	60,498	525
Casella Waste Systems, Cl A*	79,234	983
CBIZ*	4,031	55
CEB	39,185	2,375
CECO Environmental	2,390	33
Celadon Group	371,576	2,657
Chart Industries*	2,497	90
CIRCOR International	1,346	87
CLARCOR	3,989	329
Cogint*	1,900	7
Columbus McKinnon	65,085	1,760
Comfort Systems USA	3,029	101
Commercial Vehicle Group*	155,265	859
Continental Building Products*	2,877	66
Costamare	2,161	12
Covanta Holding	119,136	1,859
Covenant Transportation Group, Cl A*	148,402	2,870

Description	Shares	Value (000)
CPI Aerostructures*	129,480	$1,198
CRA International	651	24
CSW Industrials*	1,177	43
Cubic	2,058	99
Curtiss-Wright	3,718	366
Deluxe	50,064	3,585
DigitalGlobe*	116,196	3,328
DMC Global	1,145	18
Douglas Dynamics	1,807	61
Ducommun*	900	23
DXP Enterprises*	52,295	1,817
Dycom Industries*	37,566	3,016
Echo Global Logistics*	78,757	1,973
EMCOR Group	60,750	4,300
Encore Wire	1,651	72
Energous*	1,210	20
Energy Recovery*	2,873	30
EnerSys	3,659	286
Engility Holdings*	1,472	50
Ennis	2,090	36
EnPro Industries	1,763	119
ESCO Technologies	2,075	118
Essendant	3,043	64
Esterline Technologies*	2,520	225
ExOne*	892	8
Exponent	2,191	132
Federal Signal	4,900	76
Forward Air	22,337	1,058
Franklin Covey*	834	17
Franklin Electric	3,939	153
FreightCar America	1,000	15
FTI Consulting*	3,549	160
FuelCell Energy*	2,250	4
G&K Services, Cl A	1,675	162
GATX	56,568	3,482
Gencor Industries*	633	10
Generac Holdings*	5,571	227
General Cable	3,961	75
Genesee & Wyoming, Cl A*	60,043	4,168
Gibraltar Industries*	2,575	107
Global Brass & Copper Holdings	1,725	59
GMS*	700	20
Gorman-Rupp	1,439	45
GP Strategies*	17,401	498
Graham	900	20
Granite Construction	47,801	2,629

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Great Lakes Dredge & Dock*	5,100	$21
Greenbrier	2,215	92
Griffon	2,470	65
H&E Equipment Services	2,578	60
Hardinge	1,200	13
Harsco	163,860	2,228
Hawaiian Holdings*	4,407	251
HC2 Holdings*	2,700	16
Healthcare Services Group	6,000	235
Heartland Express	3,762	77
Heidrick & Struggles International	1,600	39
Heritage-Crystal Clean*	1,100	17
Herman Miller	5,115	175
Hill International*	2,100	9
Hillenbrand	5,039	193
HNI	3,865	216
Hub Group, Cl A*	2,738	120
Hudson Technologies*	109,792	879
Hurco	500	17
Huron Consulting Group*	1,765	89
Hyster-Yale Materials Handling	770	49
ICF International*	1,474	81
IES Holdings*	639	12
InnerWorkings*	176,559	1,739
Insperity	1,282	91
Insteel Industries	1,431	51
Interface, Cl A	134,684	2,498
ITT	129,427	4,991
John Bean Technologies	19,566	1,682
Joy Global	8,403	235
Kadant	876	54
Kaman	2,191	107
KBR	292,468	4,882
Kelly Services, Cl A	2,397	55
Kennametal	41,302	1,291
KEYW Holding*	2,931	35
Kforce	2,002	46
Kimball International, Cl B	3,015	53
Kirby*	37,660	2,505
KLX*	24,437	1,102
Knight Transportation	5,715	189
Knoll	3,925	110
Korn	91,048	2,680
Kratos Defense & Security Solutions*	5,300	39
Lawson Products*	600	14
Layne Christensen*	1,478	16

Description	Shares	Value (000)
Lindsay	866	$65
LSI Industries	1,942	19
Lydall*	1,357	84
Manitowoc	10,387	62
Marten Transport	110,814	2,582
Masonite International*	2,595	171
MasTec*	46,780	1,789
Matson	3,707	131
Matthews International, Cl A	29,535	2,270
McGrath RentCorp	130,496	5,115
Mercury Systems*	126,812	3,832
Meritor*	17,175	213
Middleby*	21,500	2,769
Milacron Holdings*	1,187	22
Miller Industries	900	24
Mistras Group*	1,401	36
Mobile Mini	3,618	109
Moog, Cl A*	46,200	3,034
MRC Global*	8,011	162
MSA Safety	2,653	184
Mueller Industries	4,835	193
Mueller Water Products, Cl A	13,312	177
Multi-Color	1,110	86
MYR Group*	1,300	49
National Presto Industries	402	43
Navigant Consulting*	3,883	102
Navistar International*	4,240	133
NCI Building Systems*	2,400	38
Neff, Cl A*	700	10
NL Industries*	1,200	10
NN	2,143	41
NOW*	9,133	187
NV5 Global*	599	20
Old Dominion Freight Line*	13,440	1,153
Omega Flex	200	11
On Assignment*	69,281	3,058
Orbital ATK	19,377	1,700
Orion Group Holdings*	2,300	23
Oshkosh	19,595	1,266
PAM Transportation Services*	200	5
Park-Ohio Holdings	700	30
Patrick Industries*	1,185	90
PGT Innovations*	129,160	1,480
Pitney Bowes	141,460	2,149
Plug Power*	15,992	19
Ply Gem Holdings*	1,900	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Powell Industries	710	$28
Power Solutions International*	400	3
Preformed Line Products	205	12
Primoris Services	106,777	2,432
Proto Labs*	2,014	103
Quad	2,368	64
Quanex Building Products	2,796	57
Quanta Services*	47,015	1,638
Radiant Logistics*	474,300	1,850
Raven Industries	2,963	75
RBC Bearings*	13,999	1,299
Resources Connection	2,900	56
Revolution Lighting Technologies*	213,648	1,175
Rexnord*	7,098	139
Roadrunner Transportation Systems*	2,589	27
RPX*	4,055	44
Rush Enterprises, Cl A*	2,944	94
Saia*	2,058	91
Scorpio Bulkers*	4,755	24
Simpson Manufacturing	3,549	155
SiteOne Landscape Supply*	950	33
SkyWest	4,293	156
Snap-on	18,600	3,185
SP Plus*	51,223	1,442
Sparton*	800	19
Spirit Airlines*	61,395	3,553
SPX*	3,394	81
SPX FLOW*	23,217	744
Standex International	1,038	91
Steelcase, Cl A	7,377	132
Sun Hydraulics	1,900	76
Sunrun*	5,164	27
Supreme Industries, Cl A	1,059	17
Swift Transportation, Cl A*	57,074	1,390
TASER International*	4,264	103
Team*	2,360	93
Teledyne Technologies*	2,894	356
Tennant	1,430	102
Terex	74,221	2,340
Tetra Tech	4,929	213
Textainer Group Holdings	306,110	2,281
Thermon Group Holdings*	2,612	50
Titan International	3,614	41
Titan Machinery*	24,460	356
TPI Composites*	491	8
TRC*	1,600	17

Description	Shares	Value (000)
Trex*	2,521	$162
TriMas*	3,681	87
TriNet Group*	3,440	88
Triton International	3,275	52
Triumph Group	4,027	107
TrueBlue*	3,439	85
Tutor Perini*	3,084	86
UniFirst	1,290	185
Univar*	46,306	1,314
Universal Forest Products	1,693	173
Universal Logistics Holdings	800	13
US Ecology	1,783	88
USA Truck*	600	5
Vectrus*	873	21
Veritiv*	673	36
Viad	1,643	72
Vicor*	1,300	20
VSE	703	27
Wabash National	110,063	1,741
Wabtec	14,322	1,189
WageWorks*	21,361	1,549
Watts Water Technologies, Cl A	2,378	155
Werner Enterprises	3,649	98
Wesco Aircraft Holdings*	4,545	68
WESCO International*	14,375	957
West	3,529	87
Willis Lease Finance*	400	10
Woodward	4,425	306
XPO Logistics*	8,199	354
YRC Worldwide*	2,658	35

		165,769

Information Technology — 17.5%
2U*	2,995	90
3D Systems*	9,195	122
8x8*	101,489	1,451
A10 Networks*	3,599	30
Acacia Communications*	428	26
ACI Worldwide*	51,361	932
Actua*	3,207	45
Acxiom*	54,693	1,466
ADTRAN	100,113	2,237
Advanced Energy Industries*	34,340	1,880
Advanced Micro Devices*	63,811	724
Aerohive Networks*	2,200	13
Agilysys*	1,400	15
Alarm.com Holdings*	842	23

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
ALJ Regional Holdings*	1,900	$8
Alpha & Omega Semiconductor*	1,483	32
Ambarella*	2,739	148
Amber Road*	1,446	13
American Software, Cl A	2,106	22
Amkor Technology*	8,177	86
Angie’s List*	3,246	27
Anixter International*	2,474	201
Appfolio, Cl A*	700	17
Applied Micro Circuits*	6,199	51
Applied Optoelectronics*	1,347	32
Apptio, Cl A*	800	15
Aspen Technology*	27,119	1,483
Autobytel*	900	12
Avid Technology*	2,800	12
AVX	3,800	59
Axcelis Technologies*	2,380	35
Badger Meter	2,291	85
Bankrate*	4,168	46
Barracuda Networks*	46,397	994
Bazaarvoice*	374,233	1,815
Bel Fuse, Cl B	756	23
Belden	42,450	3,174
Benchmark Electronics*	35,510	1,083
Benefitfocus*	1,051	31
Black Box	1,300	20
Blackbaud	3,955	253
Blackhawk Network Holdings, Cl A*	34,892	1,315
Blackline*	800	22
Blucora*	3,202	47
Booz Allen Hamilton Holding, Cl A	35,300	1,273
Bottomline Technologies*	52,261	1,308
Box, Cl A*	3,986	55
Brightcove*	2,600	21
BroadSoft*	2,402	99
Brooks Automation	5,548	95
Cabot Microelectronics	25,371	1,603
CACI International, Cl A*	7,372	916
CalAmp*	65,346	948
Calix*	3,500	27
Callidus Software*	4,978	84
Carbonite*	1,600	26
Cardtronics*	3,844	210
Care.com*	1,100	9
Cass Information Systems	895	66
Cavium*	5,484	342

Description	Shares	Value (000)
CEVA*	1,609	$54
ChannelAdvisor*	1,895	27
Ciena*	11,517	281
Cimpress*	2,141	196
Cirrus Logic*	5,332	301
Clearfield*	900	19
Cognex	19,700	1,253
Coherent*	8,267	1,136
Cohu	80,049	1,113
CommScope Holding*	75,800	2,819
CommVault Systems*	51,367	2,640
comScore*	4,090	129
Comtech Telecommunications	19,746	234
Control4*	1,641	17
Convergys	7,595	187
Cornerstone OnDemand*	4,299	182
Coupa Software*	700	18
CPI Card Group	1,500	6
Cray*	3,288	68
CSG Systems International	2,747	133
CSRA	46,360	1,476
CTS	2,558	57
Cypress Semiconductor	201,735	2,308
CYREN*	286,618	616
Daktronics	3,200	34
Datalink*	1,700	19
DHI Group*	4,097	26
Diebold Nixdorf	192,680	4,847
Digi International*	2,116	29
Digimarc*	800	24
Diodes*	3,110	80
DSP Group*	1,900	25
DST Systems	27,540	2,951
EarthLink Holdings	8,582	48
Eastman Kodak*	1,500	23
Ebix	2,059	117
Electro Scientific Industries*	2,245	13
Electronics For Imaging*	47,856	2,099
Ellie Mae*	2,793	234
EMCORE	2,400	21
Endurance International Group Holdings*	4,900	46
EnerNOC*	2,300	14
Entegris*	12,060	216
Envestnet*	3,383	119
EPAM Systems*	4,106	264
ePlus*	516	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Euronet Worldwide*	29,337	$2,125
Everbridge*	900	17
EVERTEC	5,189	92
Exa*	1,132	17
Exar*	3,334	36
ExlService Holdings*	2,786	141
Extreme Networks*	8,440	42
Fabrinet*	2,847	115
Fair Isaac	2,631	314
FARO Technologies*	1,355	49
Finisar*	8,982	272
Five9*	160,364	2,275
FLIR Systems	45,633	1,651
FormFactor*	5,614	63
Forrester Research	811	35
Gartner*	8,381	847
Gigamon*	2,784	127
GigPeak*	4,800	12
Global Sources*	1,000	9
Globant*	2,099	70
Glu Mobile*	9,800	19
Gogo*	30,234	279
GrubHub*	29,697	1,117
GTT Communications*	54,324	1,562
Guidance Software*	1,700	12
Hackett Group	2,000	35
Harmonic*	6,927	35
Hortonworks*	305,375	2,537
HubSpot*	2,357	111
II-VI*	5,091	151
Immersion*	2,352	25
Imperva*	2,342	90
Impinj*	17,416	615
Infinera*	45,731	388
Information Services Group*	3,200	12
Inphi*	29,199	1,303
Insight Enterprises*	23,809	963
Instructure*	900	18
Integrated Device Technology*	11,309	266
InterDigital	2,930	268
Intersil, Cl A	11,442	255
InterXion Holding*	21,915	769
Intralinks Holdings*	3,378	46
InvenSense, Cl A*	6,677	85
Itron*	58,897	3,703
Ixia*	5,240	84

Description	Shares	Value (000)
IXYS	2,200	$26
j2 Global	3,946	323
Jive Software*	4,714	21
Kimball Electronics*	2,450	45
Knowles*	67,218	1,123
Kopin*	5,200	15
KVH Industries*	1,300	15
Lattice Semiconductor*	9,797	72
Limelight Networks*	7,400	19
Lionbridge Technologies*	4,658	27
Liquidity Services*	34,918	340
Littelfuse	1,884	286
LivePerson*	4,351	33
Logitech International	36,185	896
LogMeIn	16,788	1,621
Lumentum Holdings*	22,785	881
MACOM Technology Solutions Holdings*	1,902	88
ManTech International, Cl A	2,019	85
Marchex, Cl B	2,200	6
Marin Software*	354,246	832
Match Group*	50,000	855
Mattersight*	318,885	1,180
MAXIMUS	5,462	305
MaxLinear, Cl A*	4,561	99
Maxwell Technologies*	2,572	13
MeetMe*	3,370	17
Mentor Graphics	8,953	330
Mesa Laboratories	245	30
Methode Electronics	3,125	129
Micron Technology*	138,700	3,040
Microsemi*	109,852	5,930
MicroStrategy, Cl A*	812	160
MINDBODY, Cl A*	55,076	1,173
Mitek Systems*	2,404	15
MKS Instruments	21,248	1,262
MobileIron*	3,500	13
Mobileye*	112,220	4,279
Model N*	234,693	2,077
MoneyGram International*	2,486	29
Monolithic Power Systems	22,101	1,811
Monotype Imaging Holdings	3,313	66
MTS Systems	1,367	78
Nanometrics*	1,932	48
NCI, Cl A	700	10
NeoPhotonics*	2,517	27
NETGEAR*	2,770	151

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Netlist*	398,357	$406
NetScout Systems*	7,635	241
NeuStar, Cl A*	4,632	155
New Relic*	1,793	51
NIC	5,440	130
Nimble Storage*	5,141	41
Novanta*	83,031	1,744
Numerex, Cl A*	1,400	10
NVE	400	29
Oclaro*	109,429	978
ON Semiconductor*	75,815	967
OSI Systems*	1,430	109
Park City Group*	1,100	14
Park Electrochemical	1,578	29
Paycom Software*	3,759	171
Paylocity Holding*	1,760	53
PC Connection	927	26
PDF Solutions*	36,294	818
Pegasystems	2,946	106
Perficient*	2,880	50
PFSweb*	1,200	10
Photronics*	5,331	60
Planet Payment*	3,457	14
Plantronics	2,838	155
Plexus*	2,852	154
Power Integrations	2,344	159
Progress Software	4,290	137
Proofpoint*	9,331	659
PROS Holdings*	31,967	688
Pure Storage, Cl A*	5,566	63
Q2 Holdings*	2,088	60
QAD, Cl A	769	23
Qualys*	2,221	70
Quantenna Communications*	800	15
QuickLogic*	178,226	248
QuinStreet*	2,600	10
Quotient Technology*	5,235	56
Radisys*	264,988	1,174
Rambus*	9,318	128
Rapid7*	1,625	20
RealNetworks*	2,200	11
RealPage*	29,672	890
Reis	723	16
RetailMeNot*	3,400	32
Rightside Group*	1,200	10
RingCentral, Cl A*	90,987	1,874

Description	Shares	Value (000)
Rogers*	25,758	$1,978
Rosetta Stone*	1,576	14
Rubicon Project*	3,040	23
Rudolph Technologies*	2,446	57
Sanmina*	6,262	230
Sapiens International	2,047	29
ScanSource*	2,051	83
Science Applications International	3,555	301
Seachange International*	208,054	479
SecureWorks, Cl A*	600	6
Semtech*	5,521	174
ServiceNow*	41,935	3,117
ServiceSource International*	4,983	28
SharpSpring*	113,193	597
Shopify, Cl A*	49,640	2,128
ShoreTel*	419,963	3,002
Shutterstock*	1,549	74
Sigma Designs*	2,928	18
Silicom	459	19
Silicon Laboratories*	3,518	229
Silver Spring Networks*	3,094	41
Sonus Networks*	3,896	25
SPS Commerce*	1,353	95
Square, Cl A*	104,275	1,421
Stamps.com*	23,114	2,649
Stratasys*	4,006	66
Super Micro Computer*	3,157	89
Sykes Enterprises*	3,160	91
Synaptics*	2,998	161
Synchronoss Technologies*	3,814	146
SYNNEX	2,488	301
Syntel	2,637	52
Systemax	1,100	10
Take-Two Interactive Software*	56,158	2,768
Tangoe*	2,257	18
Tech Data*	2,981	252
TechTarget*	1,400	12
Telenav*	226,272	1,595
TeleTech Holdings	1,341	41
Tessera Holding	101,931	4,506
TiVo*	40,725	851
Trade Desk, Cl A*	600	17
Travelport Worldwide	9,896	140
Trimble*	34,600	1,043
TrueCar*	4,438	55
TTM Technologies*	5,919	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Ubiquiti Networks*	2,224	$129
Ultra Clean Holdings*	2,800	27
Ultratech*	1,904	46
Unisys*	4,102	61
Universal Display*	31,465	1,771
USA Technologies*	3,700	16
Vantiv, Cl A*	14,800	882
Varonis Systems*	17,065	457
VASCO Data Security International*	2,463	34
Veeco Instruments*	15,029	438
VeriFone Systems*	46,211	819
Verint Systems*	5,302	187
ViaSat*	13,031	863
Viavi Solutions*	20,050	164
VirnetX Holding*	3,600	8
Virtusa*	2,259	57
Vishay Intertechnology	204,586	3,314
Vishay Precision Group*	900	17
Web.com Group*	3,472	73
WebMD Health, Cl A*	3,192	158
WEX*	9,555	1,066
Wix.com*	26,440	1,178
Workiva, Cl A*	1,794	24
Xactly*	1,864	21
Xcerra*	4,322	33
XO Group*	2,075	40
Yelp, Cl A*	31,225	1,191
Zebra Technologies, Cl A*	15,540	1,333
Zendesk*	6,946	147
Zix*	4,700	23

		163,366

Materials — 5.5%
A Schulman	51,263	1,715
AEP Industries	330	38
AgroFresh Solutions*	2,300	6
AK Steel Holding*	26,073	266
Alamos Gold, Cl A	60,980	417
Albemarle	20,000	1,722
Allegheny Technologies	55,049	877
American Vanguard	2,305	44
Ampco-Pittsburgh	699	12
AptarGroup	38,230	2,809
Avery Dennison	37,445	2,629
Balchem	2,683	225
Berry Plastics Group*	25,430	1,239
Boise Cascade*	7,306	164

Description	Shares	Value (000)
Calgon Carbon	4,114	$70
Carpenter Technology	53,444	1,933
Century Aluminum*	4,074	35
Chase	577	48
Chemours	15,583	344
Chemtura*	5,441	181
Clearwater Paper*	1,385	91
Cliffs Natural Resources*	18,852	159
Codexis*	2,734	13
Coeur Mining*	15,331	139
Commercial Metals	93,977	2,047
Compass Minerals International	38,376	3,007
Deltic Timber	867	67
Ferro*	6,797	97
Ferroglobe PLC*	5,340	58
Ferroglobe Representation* (C)	5,900	—
Flotek Industries*	4,471	42
Forterra*	1,500	32
FutureFuel	2,038	28
GCP Applied Technologies*	109,543	2,930
Gold Resource	4,083	18
Graphic Packaging Holding	213,480	2,664
Greif, Cl A	2,558	139
Handy & Harman*	200	5
Hawkins	785	42
Haynes International	28,145	1,210
HB Fuller	4,277	207
Headwaters*	6,226	146
Hecla Mining	32,607	171
Ingevity*	3,635	199
Innophos Holdings	1,579	83
Innospec	2,021	138
Kaiser Aluminum	1,446	112
KapStone Paper and Packaging	7,381	163
KMG Chemicals	800	31
Koppers Holdings*	1,661	67
Kraton*	31,933	909
Kronos Worldwide	165,033	1,970
Louisiana-Pacific*	12,288	233
LSB Industries*	1,685	14
Materion	1,625	64
Mercer International	124,436	1,324
Minerals Technologies	2,955	228
Multi Packaging Solutions International*	79,801	1,138
Myers Industries	1,772	25
Neenah Paper	1,355	115
Olin	14,084	361

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Olympic Steel	749	$18
OMNOVA Solutions*	3,469	35
PH Glatfelter	3,550	85
PolyOne	155,947	4,998
Quaker Chemical	1,107	142
Rayonier Advanced Materials	3,515	54
Real Industry*	2,140	13
Ryerson Holding*	1,000	13
Schnitzer Steel Industries, Cl A	2,131	55
Schweitzer-Mauduit International	2,473	113
Sensient Technologies	17,187	1,351
Silgan Holdings	57,757	2,957
Stepan	1,681	137
Stillwater Mining*	10,450	168
Summit Materials, Cl A*	6,590	157
SunCoke Energy*	5,265	60
TerraVia Holdings*	6,500	7
TimkenSteel*	3,221	50
Trecora Resources*	1,600	22
Tredegar	2,076	50
Trinseo	2,347	139
Tronox, Cl A	5,266	54
UFP Technologies*	523	13
United States Lime & Minerals	200	15
US Concrete*	27,469	1,800
Valhi	2,200	8
Westlake Chemical	59,950	3,357
Worthington Industries	3,846	182

		51,313

Real Estate — 2.9%
Acadia Realty Trust‡	6,816	223
Agree Realty‡	2,158	99
Alexander & Baldwin	3,983	179
Alexander’s‡	175	75
Altisource Portfolio Solutions*	1,064	28
American Assets Trust‡	3,349	144
Armada Hoffler Properties‡	2,719	40
Ashford Hospitality Prime‡	2,067	28
Ashford Hospitality Trust‡	6,384	50
AV Homes*	1,000	16
Bluerock Residential Growth, Cl A‡	1,533	21
Brandywine Realty Trust‡	93,491	1,543
CareTrust‡	5,502	84
CatchMark Timber Trust, Cl A‡	3,171	36
CBL & Associates Properties‡	14,426	166
Cedar Realty Trust	6,741	44

Description	Shares	Value (000)
Chatham Lodging Trust‡	3,065	$63
Chesapeake Lodging Trust‡	5,093	132
City Office REIT‡	2,000	26
Colony Starwood Homes‡	5,560	160
Community Healthcare Trust‡	1,030	24
Consolidated-Tomoka Land	300	16
CorEnergy Infrastructure Trust‡	976	34
CoreSite Realty‡	2,858	227
Cousins Properties‡	28,847	245
CyrusOne‡	20,030	896
DiamondRock Hospitality‡	17,138	198
DuPont Fabros Technology	6,294	276
Easterly Government Properties‡	2,657	53
EastGroup Properties‡	2,697	199
Education Realty Trust‡	6,261	265
Farmland Partners‡	1,200	13
FelCor Lodging Trust‡	42,504	340
First Industrial Realty Trust‡	9,788	275
First Potomac Realty Trust‡	4,736	52
Forestar Group*	2,791	37
Four Corners Property Trust‡	4,935	101
Franklin Street Properties‡	8,531	111
FRP Holdings*	500	19
GEO Group‡	6,332	228
Getty Realty‡	2,140	55
Gladstone Commercial‡	2,225	45
Global Medical REIT‡	1,240	11
Global Net Lease‡	13,933	109
Government Properties Income Trust‡	5,727	109
Gramercy Property Trust‡	35,309	324
Healthcare Realty Trust‡	9,526	289
Hersha Hospitality Trust, Cl A‡	3,382	73
HFF, Cl A	2,931	89
Hudson Pacific Properties	9,141	318
Independence Realty Trust‡	5,275	47
InfraREIT‡	3,253	58
Investors Real Estate Trust‡	9,895	71
iStar‡*	5,601	69
Kennedy-Wilson Holdings	7,060	145
Kite Realty Group Trust‡	7,069	166
LaSalle Hotel Properties‡	8,917	272
Lexington Realty Trust‡	19,615	212
LTC Properties‡	3,225	152
Mack-Cali Realty	7,614	221
Marcus & Millichap*	1,300	35
MedEquities Realty Trust‡	75,719	840

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Medical Properties Trust	24,657	$303
Monmouth Real Estate Investment, Cl A‡	5,751	88
Monogram Residential Trust‡	14,411	156
National Health Investors‡	3,177	236
National Storage Affiliates Trust	2,868	63
New Senior Investment Group‡	6,234	61
New York‡	14,149	143
NexPoint Residential Trust‡	1,467	33
NorthStar Realty Europe‡	4,870	61
One Liberty Properties‡	1,079	27
Outfront Media‡	222,351	5,529
Parkway‡*	3,456	77
Pebblebrook Hotel Trust‡	6,107	182
Pennsylvania‡	5,579	106
Physicians Realty Trust‡	11,526	219
Potlatch	47,679	1,985
Preferred Apartment Communities, Cl A‡	2,000	30
PS Business Parks	1,683	196
QTS Realty Trust, Cl A‡	45,636	2,265
RAIT Financial Trust‡	7,497	25
Ramco-Gershenson Properties Trust‡	6,434	107
RE/MAX Holdings, Cl A	1,450	81
Retail Opportunity Investments‡	9,184	194
Rexford Industrial Realty‡	5,623	130
RLJ Lodging Trust‡	10,388	254
RMR Group	565	22
Ryman Hospitality Properties‡	3,704	233
Sabra Health Care‡	5,536	135
Saul Centers‡	784	52
Select Income‡	5,435	137
Seritage Growth Properties‡	2,039	87
Silver Bay Realty Trust‡	2,715	47
St. Joe*	4,125	78
STAG Industrial‡	52,591	1,255
Stratus Properties*	600	20
Summit Hotel Properties‡	7,069	113
Sunstone Hotel Investors‡	18,257	278
Tejon Ranch*	1,137	29
Terreno Realty‡	3,690	105
Tier REIT‡	3,900	68
Trinity Place Holdings*	1,582	15
UMH Properties‡	1,991	30
Universal Health Realty Income Trust‡	1,015	67
Urban Edge Properties‡	7,658	211
Urstadt Biddle Properties, Cl A‡	2,390	58

Description	Shares	Value (000)
Washington‡	6,267	$205
Washington Prime Group‡	15,887	165
Whitestone, Cl B‡	2,137	31
Xenia Hotels & Resorts‡	8,839	172

		26,640

Telecommunication Services — 0.3%
ATN International	861	69
Boingo Wireless*	3,100	38
Cincinnati Bell*	3,436	77
Cogent Communications Holdings	3,557	147
Consolidated Communications Holdings	4,057	109
FairPoint Communications*	1,733	32
General Communication, Cl A*	2,364	46
Globalstar*	33,082	52
Hawaiian Telcom Holdco*	600	15
IDT, Cl B	1,500	28
Inteliquent	2,663	61
Intelsat*	2,400	6
Iridium Communications*	6,736	65
Lumos Networks*	1,545	24
NII Holdings*	5,600	12
ORBCOMM*	5,279	44
pdvWireless*	800	18
Shenandoah Telecommunications	3,778	103
Spok Holdings	1,800	37
Straight Path Communications*	800	27
Vonage Holdings*	210,081	1,440
Windstream Holdings	7,842	57

		2,507

Utilities — 1.7%
ALLETE	32,904	2,112
American States Water	3,127	142
AquaVenture Holdings*	10,428	257
Artesian Resources, Cl A	700	22
Atlantic Power	9,958	25
Atlantica Yield	4,807	93
Avista	5,401	216
Black Hills	4,317	265
California Water Service Group	4,114	139
Chesapeake Utilities	1,290	86
Connecticut Water Service	885	49
Consolidated Water	1,400	15
Delta Natural Gas	558	16
Dynegy, Cl A*	355,181	3,005
El Paso Electric	3,455	161

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

Description	Shares	Value (000)
Empire District Electric	38,325	$1,306
Genie Energy, Cl B	1,200	7
Global Water Resources	1,000	9
IDACORP	4,228	341
MGE Energy	2,985	195
Middlesex Water	1,296	56
New Jersey Resources	7,212	256
Northwest Natural Gas	2,326	139
NorthWestern	4,149	236
NRG Yield, Cl A	8,037	126
ONE Gas	4,356	279
Ormat Technologies	3,322	178
Otter Tail	3,253	133
Pattern Energy Group, Cl A	5,417	103
PNM Resources	6,818	234
Portland General Electric	7,512	325
SJW Group	1,333	75
South Jersey Industries	6,808	229
Southwest Gas Holdings	3,968	304
Spark Energy, Cl A	500	15
Spire	3,810	246
Suburban Propane Partners (A)	112,460	3,382
TerraForm Global, Cl A	7,462	29
TerraForm Power, Cl A*	7,142	91
Unitil	15,874	719
Vivint Solar*	1,800	5
WGL Holdings	4,224	322
York Water	1,050	40

		15,983

Total Common Stock (Cost $795,167) (000)		884,733

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000	13,251	1,787
iShares Russell 2000 Value	13,376	1,592

Total Exchange Traded Funds (Cost $2,995) (000)		3,379

RIGHTS — 0.0%*
	Number of Rights
Chelsea Therapeutics International†	2,000	—
Durata Therapeutics†	900	—
Dyax, Expires 12/31/2019	12,613	—
Leap Wireless†	2,300	—
Tobira Therapeutics, Expires 12/31/2028	900	—

Total Rights (Cost $12) (000)		—

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 5.0%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.406% (B)	46,103,998	$46,104

Total Short-Term Investment (Cost $46,104) (000)		46,104

Total Investments — 100.4% (Cost $844,278) (000)		$934,216

Percentages are based on net assets of $930,815 (000).

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	235	Mar-2017	$(197)

For the year ended December 31, 2016, the monthly average value of futures contracts held was $13,232 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.

(A)	Security considered Master Limited Partnership. At December 31, 2016, this security amounted to $4,728 (000) or 0.5% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of December 31, 2016.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2016, was $0 (000) and represented 0.00% of net assets.

Cl  — Class

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$884,733	$—	$—	$884,733
Exchange Traded Funds	3,379	—	—	3,379
Rights	—	—	—	—
Short-Term Investment	46,104	—	—	46,104

Total Investments in Securities	$934,216	$—	$—	$934,216

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts**
Unrealized Depreciation	$(197)	$—	$—	$(197)

Total Other Financial Instruments	$(197)	$—	$—	$(197)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Small Cap Equity Fund

For the year ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2016, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 95.9%
Australia — 2.9%
AGL Energy	20,699	$330
ALS	104,942	457
Alumina	740,245	978
Amcor	53,806	580
AMP	86,178	313
APA Group	33,336	206
Aristocrat Leisure	15,559	174
Asaleo Care	134,146	143
ASX	5,787	208
Aurizon Holdings	59,781	218
AusNet Services	56,942	65
Australia & New Zealand Banking Group	88,970	1,953
Bank of Queensland	11,372	97
Bendigo & Adelaide Bank	13,797	127
BHP Billiton	117,017	2,117
BlueScope Steel	162,215	1,087
Boral	35,384	138
Brambles	47,548	425
Caltex Australia	7,573	166
Challenger	16,280	132
CIMIC Group	2,989	75
Cleanaway Waste Management	687,267	610
Coca-Cola Amatil	141,447	1,033
Cochlear	1,677	148

Description	Shares	Value (000)

Commonwealth Bank of Australia	52,093	$3,099
Computershare	14,270	128
Cover-More Group	66,489	93
Crown Resorts	10,292	86
CSL	13,894	1,007
Dexus Property Group‡	27,819	193
Domino’s Pizza Enterprises	1,846	87
DUET Group	72,969	144
DuluxGroup	47,182	212
Fairfax Media	628,614	404
Flight Centre Travel Group	1,602	36
Fortescue Metals Group	45,363	193
Goodman Group‡	54,981	283
GPT Group‡	53,804	195
GUD Holdings	27,985	211
Harvey Norman Holdings	17,063	63
Healthscope	49,589	82
Iluka Resources	62,724	329
Incitec Pivot	50,632	132
Insurance Australia Group	70,855	306
Lend Lease Group	15,979	169
Macquarie Group	9,159	576
Medibank	79,322	161
Metcash	182,013	299
Mirvac Group‡	109,918	169
National Australia Bank	80,766	1,788
Newcrest Mining	61,193	894
Oil Search	39,334	204
Orica	172,909	2,207
Origin Energy	52,832	251
Orora	37,168	80
Premier Investments	3,000	31
Qantas Airways	16,683	40
QBE Insurance Group	41,146	369
Ramsay Health Care	4,122	203
REA Group	1,468	59
Rio Tinto PLC	12,685	548
Santos	96,011	279
Scentre Group‡	159,320	533
SEEK	9,870	106
Sigma Pharmaceuticals	205,328	191
Sonic Healthcare	11,828	183
South32	115,509	229
Spotless Group Holdings	233,135	167
Stockland‡	70,074	232
Suncorp Group	39,409	385

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Sydney Airport	32,109	$139
Tabcorp Holdings	25,505	89
Tatts Group	44,051	142
Telstra	128,143	471
TPG Telecom	9,905	49
Transurban Group	61,182	455
Treasury Wine Estates	22,144	171
Vicinity Centres‡	100,524	217
Vocus Communications	14,238	40
Wesfarmers	34,284	1,042
Westfield‡	60,445	409
Westpac Banking	101,666	2,392
Woodside Petroleum	22,686	510
Woolworths	38,215	665

		36,207

Austria — 0.1%
ANDRITZ	6,802	342
Erste Group Bank	8,766	256
Oesterreichische Post	9,241	310
OMV	4,318	153
Raiffeisen Bank International	3,314	61
Voestalpine	3,444	135
Wienerberger	30,008	521

		1,778

Belgium — 0.7%
Ageas	5,622	223
Anheuser-Busch InBev	40,124	4,247
Colruyt	1,889	93
Groupe Bruxelles Lambert	2,414	203
KBC Group	56,169	3,478
Proximus	4,562	131
Solvay	2,159	253
Telenet Group Holding*	1,509	84
UCB	3,676	236
Umicore	2,857	163

		9,111

Brazil — 1.5%
AES Tiete Energia	42,200	182
Ambev ADR	462,901	2,273
B2W Cia Digital*	66,168	207
Banco do Brasil	122,000	1,053
Banco Santander Brasil ADR	38,782	345
BTG Pactual Group	97,024	434
Cia de Saneamento Basico do Estado de Sao Paulo	150,600	1,332

Description	Shares	Value (000)

Cia de Saneamento de Minas Gerais-COPASA	45,300	$508
Cia Energetica de Minas Gerais ADR	278,359	635
Cosan Industria e Comercio	34,200	401
Direcional Engenharia	25,600	36
EDP - Energias do Brasil	181,200	746
Equatorial Energia	23,200	388
Fibria Celulose	34,000	333
Fleury	10,100	111
Grendene	139,500	753
JBS	600,500	2,103
LPS Brasil Consultoria de Imoveis*	143,535	172
MRV Engenharia e Participacoes	472,900	1,589
Natura Cosmeticos	121,227	857
Porto Seguro	121,834	1,007
Positivo Informatica*	56,200	48
Raia Drogasil	80,900	1,521
Tim Participacoes	157,203	378
TOTVS	72,800	538

		17,950

Canada — 1.6%
Brookfield Asset Management, Cl A	56,188	1,854
Canadian Natural Resources	82,945	2,643
Element Financial	194,199	1,802
Fairfax Financial Holdings	3,621	1,749
Loblaw	60,873	3,212
PrairieSky Royalty	33,497	797
Ritchie Bros Auctioneers	17,916	608
Rogers Communications, Cl B	45,240	1,745
Suncor Energy	150,003	4,904

		19,314

Chile — 0.3%
CAP	11,219	80
Cia Cervecerias Unidas	77,469	809
Cia Sud Americana de Vapores*	5,047,221	131
Enaex	2,463	24
Enersis Americas ADR	1,650,868	663
Enersis Chile ADR	1,650,868	370
Inversiones La Construccion	4,669	61
Quinenco	487,604	1,146
Sociedad Quimica y Minera de Chile ADR	2,413	69

		3,353

China — 3.0%
Agricultural Bank of China, Cl H	4,839,000	1,984
Ajisen China Holdings	778,000	317

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Alibaba Group Holding ADR*	31,333	$2,751
Baidu ADR*	6,274	1,032
Bank of China, Cl H	12,607,000	5,593
Bank of Communications, Cl H	732,000	530
BYD Electronic International	1,381,500	1,087
CECEP COSTIN New Materials Group	1,134,000	88
Changyou.com ADR*	2,671	57
China Construction Bank, Cl H	10,115,000	7,786
China Petroleum & Chemical, Cl H	2,004,000	1,421
China Railway Group, Cl H	211,000	174
China Shenhua Energy, Cl H	135,000	254
China Telecom, Cl H	5,234,000	2,416
Chongqing Rural Commercial Bank, Cl H	391,000	229
Goodbaby International Holdings	361,000	173
Harbin Electric, Cl H	444,000	207
Leju Holdings ADR*	9,889	47
Li Ning*	1,269,291	797
NetEase ADR	18,731	4,033
PetroChina, Cl H	2,200,000	1,640
Powerlong Real Estate Holdings	306,000	90
ReneSola ADR*	35,493	23
Shenzhou International Group Holdings	35,579	225
Sinotruk Hong Kong	697,000	498
TravelSky Technology, Cl H	157,000	330
Tsingtao Brewery, Cl H	116,000	438
Want Want China Holdings	1,300,996	834
Weibo ADR*	37,649	1,529
Xingda International Holdings	139,000	63
Yangzijiang Shipbuilding Holdings	47,000	26
Yingde Gases Group	135,000	50
Yirendai ADR*	2,983	62

		36,784

Colombia — 0.1%
Almacenes Exito	67,436	335
Bancolombia ADR	20,338	746

		1,081

Cyprus — 0.1%
Global Ports Investments GDR*	137,334	549

Czech Republic — 0.0%
Komercni Banka	6,477	223

Denmark — 1.7%
AP Moeller - Maersk, Cl B	302	472
Carlsberg, Cl B	33,799	2,917

Description	Shares	Value (000)

Chr Hansen Holding	2,970	$164
Coloplast, Cl B	33,502	2,260
Danske Bank	27,244	826
DONG Energy* (A) (B)	2,412	91
DSV	5,536	246
Genmab*	1,721	286
GN Store Nord	54,127	1,121
ISS	11,470	387
Novo Nordisk, Cl B	194,789	7,026
Novozymes, Cl B	6,885	238
Pandora	3,335	436
TDC	23,000	118
Topdanmark*	8,331	212
Tryg	3,665	66
Vestas Wind Systems	41,747	2,713
William Demant Holding*	58,874	1,024

		20,603

Egypt — 0.0%
Telecom Egypt(C)	129,194	84

Finland — 0.8%
Amer Sports	11,800	314
Elisa	4,124	134
Fortum	13,292	204
Kone, Cl B	10,106	453
Metso	13,785	393
Neste	3,742	144
Nokia	139,054	672
Nokian Renkaat	18,098	675
Orion, Cl B	2,888	129
Sampo, Cl A	67,991	3,047
Stora Enso, Cl R	16,549	178
Tikkurila	113,942	2,256
UPM-Kymmene	16,014	393
Wartsila, Cl B	13,010	585

		9,577

France — 7.3%
Accor	5,117	191
Aeroports de Paris	913	98
Air France-KLM*	65,671	358
Air Liquide	77,875	8,661
Alstom	4,508	124
Arkema	2,055	201
Atos	2,594	274
AXA	92,276	2,330
BNP Paribas	56,086	3,575

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Bollore	24,884	$88
Bouygues	6,064	217
Bureau Veritas	7,658	148
Capital Gemini	4,906	414
Carrefour	17,002	410
Casino Guichard Perrachon	1,610	77
Christian Dior	1,671	350
Cie de Saint-Gobain	15,231	710
Cie Generale des Etablissements Michelin	5,450	606
CNP Assurances	4,932	91
Credit Agricole	33,692	418
Danone	109,658	6,949
Dassault Aviation	76	85
Dassault Systemes	31,615	2,409
Edenred	32,044	634
Eiffage	1,725	120
Electricite de France	7,417	76
Elis	6,309	113
Engie	283,706	3,619
Essilor International	6,190	699
Eurazeo	1,259	74
Eurofins Scientific	2,616	1,115
Eutelsat Communications	5,156	100
Fonciere Des Regions‡	973	85
Gecina‡	1,235	171
Groupe Eurotunnel	78,261	744
Hermes International	2,186	898
ICADE‡	1,092	78
Iliad	795	153
Imerys	2,763	210
Ingenico Group	1,570	125
JCDecaux	10,645	313
Kering	2,268	509
Klepierre‡	6,398	252
LafargeHolcim	4,252	223
Lagardere	3,357	93
Legrand	68,248	3,876
L’Oreal	24,331	4,441
LVMH Moet Hennessy Louis Vuitton	37,172	7,098
Natixis	28,469	161
Neopost	11,472	359
Nokia	38,724	186
Numericable-SFR*	3,372	95
Orange	60,768	923
Pernod Ricard	71,713	7,772
Peugeot*	14,136	231

Description	Shares	Value (000)

Publicis Groupe	5,875	$405
Remy Cointreau	719	61
Renault	5,754	511
Rexel	8,909	147
Safran	9,346	673
Sanofi	40,262	3,259
Schneider Electric	118,334	8,236
SCOR	4,628	160
SEB	648	88
Societe BIC	850	116
Societe Generale	23,351	1,149
Sodexo	2,739	315
Suez	9,222	136
Technip	5,842	417
Thales	9,262	898
TOTAL	76,331	3,915
Unibail-Rodamco‡	2,967	707
Valeo	7,147	411
Vallourec	23,983	165
Veolia Environnement	13,952	238
Vicat	3,515	213
Vinci	15,412	1,050
Virbac	335	59
Vivendi	31,422	598
Wendel	854	103
Zodiac Aerospace	42,778	983

		89,343

Germany — 6.3%
adidas	12,013	1,899
Allianz	13,886	2,295
Axel Springer	14,398	699
BASF	47,388	4,405
Bayer	120,469	12,572
Bayerische Motoren Werke	23,749	2,219
Beiersdorf	68,946	5,850
Brenntag	20,445	1,136
Commerzbank	32,083	244
Continental	3,288	636
Covestro(A) (B)	2,130	146
CTS Eventim & KGaA	14,733	464
Daimler	29,259	2,178
Deutsche Bank	41,185	748
Deutsche Boerse*	5,779	465
Deutsche Lufthansa	7,203	93
Deutsche Post	29,544	971
Deutsche Telekom	181,125	3,119

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Deutsche Wohnen	9,833	$309
E.ON	59,994	423
Evonik Industries	4,917	147
Fielmann	3,672	243
Fraport Frankfurt Airport Services Worldwide	1,196	71
Fresenius & KGaA	12,478	975
Fresenius Medical Care & KGaA	34,687	2,938
GEA Group	9,962	401
Gerresheimer	2,237	166
Hannover Rueck	3,529	382
HeidelbergCement	4,462	416
Henkel & KGaA	3,188	332
Hochtief	642	90
HUGO BOSS	1,864	114
Infineon Technologies	33,868	589
Innogy* (A) (B)	3,965	138
K+S	5,595	134
LANXESS	2,671	175
Linde	20,243	3,327
MAN	1,078	107
Merck KGaA	40,701	4,248
METRO	5,155	171
MTU Aero Engines	14,586	1,686
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,905	927
OSRAM Licht	2,584	136
ProSiebenSat.1 Media	58,952	2,272
RWE	14,656	182
SAP	112,992	9,851
Siemens	23,237	2,857
Stabilus*	12,746	685
Symrise	11,522	701
Telefonica Deutschland Holding	21,807	93
ThyssenKrupp	10,718	255
TUI	108,158	1,541
United Internet	3,564	139
Volkswagen	944	136
Vonovia	13,963	454
Zalando* (A) (B)	2,652	101

		78,051

Greece — 0.2%
Aegean Airlines	27,543	184
Alpha Bank AE*	52,119	104
Athens Water Supply & Sewage	11,513	68
Fourlis Holdings*	23,951	103
Grivalia Properties REIC AE‡	67,213	541

Description	Shares	Value (000)

Hellenic Petroleum	22,366	$104
JUMBO	24,932	395
Motor Oil Hellas Corinth Refineries	68,639	946
OPAP	19,401	172
Public Power	54,106	165

		2,782

Hong Kong — 4.3%
AIA Group	1,573,800	8,879
Angang Steel, Cl H	362,000	216
ASM Pacific Technology	7,700	82
Bank of East Asia	35,791	137
BOC Hong Kong Holdings	113,500	406
C C Land Holdings	123,000	36
Cathay Pacific Airways	38,000	50
Chaowei Power Holdings	50,000	43
Cheung Kong Infrastructure Holdings	19,000	151
Cheung Kong Property Holdings	90,722	556
China High Speed Transmission Equipment Group	97,000	114
China Lesso Group Holdings	80,000	52
China Mengniu Dairy	497,000	958
China Merchants Holdings International	45,543	113
China Mobile	650,000	6,890
China National Materials	221,000	52
China Overseas Grand Oceans Group	273,000	89
China Resources Beer Holdings	385,073	765
China Resources Land	252,000	568
China Sunshine Paper Holdings	134,000	24
CIFI Holdings Group	368,000	99
CK Hutchison Holdings	217,384	2,464
CLP Holdings	50,000	459
CNOOC	496,780	621
Daphne International Holdings	432,000	43
Esprit Holdings	1,453,877	1,141
First Pacific	752,000	526
Future Land Development Holdings	282,000	58
Galaxy Entertainment Group	70,000	305
Geely Automobile Holdings	2,150,000	2,054
Global Brands Group Holding*	6,426,000	854
Guangdong Yueyun Transportation Company, Cl H	214,500	116
Guangnan Holdings	210,000	25
Hang Lung Group	25,000	87
Hang Lung Properties	68,000	144

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Hang Seng Bank	22,900	$426
Henderson Land Development	31,075	165
Hisense Kelon Electrical Holdings, Cl A	137,000	112
HK Electric Investments & HK Electric Investments(A) (B)	73,703	61
HKT Trust	77,740	95
Hong Kong & China Gas	233,652	414
Hong Kong Exchanges and Clearing	35,286	834
Hongkong & Shanghai Hotels	273,972	304
Hysan Development	18,000	74
Industrial & Commercial Bank of China, Cl H	10,130,000	6,075
Jardine Matheson Holdings	32,600	1,801
Kerry Properties	20,000	54
Kingboard Chemical Holdings	1,033,000	3,131
Kingboard Laminates Holdings	2,356,000	2,315
Li & Fung	2,840,000	1,249
Link‡	68,500	445
Longfor Properties	133,000	169
Melco Crown Entertainment ADR	5,891	94
MGM China Holdings	29,600	61
MTR*	43,180	210
New World Development	189,863	201
NWS Holdings	49,000	80
PCCW	120,136	65
Power Assets Holdings	42,500	375
Scud Group* (C)	252,000	—
Shangri-La Asia	40,000	42
Sino Land	93,046	139
Sinopec Shanghai Petrochemical, Cl H	3,076,000	1,666
SJM Holdings	62,000	49
SmarTone Telecommunications Holdings	83,447	112
Stella International Holdings	102,448	165
Sun Hung Kai Properties	42,893	542
Swire Pacific, Cl A	16,000	153
Swire Properties	35,800	99
Techtronic Industries	41,500	149
Television Broadcasts	93,800	308
Tianneng Power International	410,000	376
Tingyi Cayman Islands Holding	511,014	621
Top Spring International Holdings	55,000	21
Weiqiao Textile, Cl H	196,500	123
Welling Holding	244,000	45
WH Group(A) (B)	231,101	187

Description	Shares	Value (000)

Wharf Holdings	40,000	$266
Wheelock	24,000	135
Wynn Macau	46,800	74
Yue Yuen Industrial Holdings	21,500	78
Zhongsheng Group Holdings	131,500	118

		53,455

India — 1.9%
Axis Bank	46,879	311
Bank of Baroda*	87,731	198
Bharat Petroleum	184,533	1,728
Bharti Airtel	82,489	371
CESC	92,826	873
Exide Industries	72,057	192
GAIL India	21,965	142
Gujarat Alkalies & Chemicals	29,821	152
Gujarat Narmada Valley Fertilizers & Chemicals	55,910	175
Hindalco Industries	671,594	1,535
Housing Development Finance	178,716	3,325
Indian Bank	18,056	59
Indian Oil	412,264	1,975
Infosys ADR	144,838	2,148
Jindal Stainless Hisar*	44,257	58
JK Tyre & Industries	46,816	78
Kalyani Steels*	19,852	81
Kirloskar Ferrous Industries	29,669	29
Mangalore Refinery & Petrochemicals*	318,006	460
National Aluminium	89,269	86
NMDC	69,826	127
NOCIL	70,524	70
Rain Industries	52,329	42
Sundram Fasteners	17,639	75
Tata Consultancy Services	151,047	5,265
Tata Motors ADR	86,922	2,989
Thirumalai Chemicals	2,634	30
Tinplate of India	69,685	77
WNS Holdings ADR*	23,786	655

		23,306

Indonesia — 0.7%
Adaro Energy	1,540,100	194
Bank CIMB Niaga*	783,900	49
Bank Negara Indonesia Persero	3,771,200	1,547
Bank Pembangunan Daerah Jawa Barat Dan Banten	3,081,400	775
Bank Pembangunan Daerah Jawa Timur	467,000	20

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Bank Tabungan Negara Persero	8,193,200	$1,058
Delta Dunia Makmur*	5,031,800	190
Japfa Comfeed Indonesia	739,500	80
Telekomunikasi Indonesia Persero	12,669,200	3,743
Timah Persero	1,643,700	131
United Tractors	152,900	241
XL Axiata*	750,575	129

		8,157

Ireland — 0.8%
Bank of Ireland*	5,151,473	1,269
CRH	30,187	1,048
DCC	15,379	1,145
Experian	216,141	4,193
Irish Continental Group	72,829	345
Kerry Group, Cl A	4,857	347
Paddy Power Betfair	9,689	1,035
Ryanair Holdings ADR*	845	70

		9,452

Israel — 0.5%
Azrieli Group(C)	1,299	56
Bank Hapoalim(C)	30,817	183
Bank Leumi Le-Israel*(C)	41,836	173
Bezeq The Israeli Telecommunication(C)	59,320	113
Check Point Software Technologies*	44,333	3,745
Elbit Systems(C)	674	68
Frutarom Industries(C)	1,099	56
Israel Chemicals(C)	15,975	66
Mizrahi Tefahot Bank(C)	4,336	64
Mobileye*	5,248	200
NICE-Systems(C)	1,744	119
Taro Pharmaceutical Industries*	445	47
Teva Pharmaceutical Industries(C)	26,173	939

		5,829

Italy — 1.6%
Assicurazioni Generali	35,013	520
Atlantia	12,004	281
CNH Industrial	204,244	1,777
Davide Campari-Milano	19,762	193
Enel	232,157	1,023
Eni	278,898	4,542
EXOR	3,240	140
Ferrari	3,536	206
Fiat Chrysler Automobiles	27,247	249
Intesa Sanpaolo	493,685	1,255

Description	Shares	Value (000)

Leonardo-Finmeccanica*	11,801	$166
Luxottica Group	80,130	4,310
Mediobanca	16,505	135
Piaggio & C	493,669	824
Poste Italiane(A) (B)	15,695	104
Prysmian	5,753	148
Saipem	2,313,750	1,303
Snam	71,398	294
Technogym* (A) (B)	8,655	40
Telecom Italia	472,020	388
Terna Rete Elettrica Nazionale	43,990	202
UniCredit	410,438	1,181
UnipolSai	34,993	75

		19,356

Japan — 16.3%
ABC-Mart	1,000	57
Acom*	12,600	55
Aeon	19,000	270
Aeon Delight	1,500	42
AEON Financial Service	12,600	224
Aeon Mall	3,200	45
Aida Engineering	4,500	43
Air Water	4,600	83
Aisin Seiki	5,600	243
Ajinomoto	16,100	324
Alfresa Holdings	73,500	1,216
Alps Electric	5,400	131
Amada Holdings	10,000	112
ANA Holdings	34,000	92
Aozora Bank	36,000	127
Asahi Glass	30,000	204
Asahi Group Holdings	11,900	376
Asahi Kasei	37,000	323
Asics	4,800	96
Astellas Pharma	65,600	911
Azbil	14,900	419
Bank of Kyoto	9,000	67
Benesse Holdings	2,100	58
Bridgestone	26,900	970
Brother Industries	7,100	128
Calbee	2,200	69
Canon	32,500	916
Casio Computer	22,700	321
Central Japan Railway	4,440	731
Chiba Bank	20,000	123
Chubu Electric Power	18,800	263

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Chugai Pharmaceutical	6,700	$192
Chugoku Bank	5,300	76
Chugoku Electric Power	7,900	93
Concordia Financial Group	34,300	165
Credit Saison	4,300	76
CYBERDYNE*	3,000	42
Dai Nippon Printing	16,000	158
Daicel	8,600	95
Daifuku	8,900	190
Dai-ichi Life Holdings	188,900	3,146
Daiichi Sankyo	18,500	379
Daikin Industries	37,800	3,472
Daito Trust Construction	2,100	316
Daiwa House Industry	22,000	602
Daiwa House Investment‡	41	104
Daiwa Securities Group	50,000	308
Dena	3,000	66
Denso	139,500	6,042
Dentsu	6,400	301
Don Quijote Holdings	3,500	130
East Japan Railway	33,400	2,886
Eisai	7,520	432
Electric Power Development	4,300	99
FamilyMart	2,500	166
FANUC	26,480	4,490
Fast Retailing	1,600	573
Fuji Electric	17,000	88
Fuji Heavy Industries	26,700	1,090
Fuji Media Holdings	85,000	1,191
FUJIFILM Holdings	86,500	3,283
Fujitsu	56,000	311
Fukuoka Financial Group	53,000	235
Hachijuni Bank	12,000	70
Hakuhodo DY Holdings	5,800	71
Hamamatsu Photonics	4,300	113
Hankyu Hanshin Holdings	7,000	225
Hikari Tsushin	600	56
Hino Motors	7,000	71
Hirose Electric	900	112
Hiroshima Bank	15,000	70
Hisamitsu Pharmaceutical	1,800	90
Hitachi	570,000	3,083
Hitachi Capital	7,500	185
Hitachi Chemical	3,300	83
Hitachi Construction Machinery	3,100	67
Hitachi High-Technologies	2,000	81
Hitachi Metals	6,300	85

Description	Shares	Value (000)

Hokuriku Electric Power	5,000	$56
Honda Motor	49,600	1,449
Hoshizaki Electric	1,500	119
Hoya	214,900	9,031
Hulic	8,800	78
Idemitsu Kosan	2,800	74
IHI	44,000	114
Iida Group Holdings	4,000	76
Inpex	27,700	277
Isetan Mitsukoshi Holdings	82,800	892
Isuzu Motors	17,700	224
ITOCHU	61,100	811
J Front Retailing	7,400	100
Japan Airlines	10,200	298
Japan Airport Terminal	1,400	51
Japan Exchange Group	15,700	224
Japan Post Bank	12,200	146
Japan Post Holdings	94,000	1,173
Japan Prime Realty Investment‡	23	91
Japan Real Estate Investment‡	38	207
Japan Retail Fund Investment‡	77	156
Japan Tobacco	152,900	5,029
JFE Holdings	60,500	922
JGC	6,000	109
JSR	5,800	91
JTEKT	6,700	107
JX Holdings	61,800	262
Kajima	27,000	187
Kakaku.com	4,400	73
Kamigumi	7,000	67
Kaneka	9,000	73
Kansai Electric Power*	20,500	224
Kansai Paint	6,500	120
Kao	48,000	2,275
Kawasaki Heavy Industries	42,000	132
KDDI	60,300	1,527
Keihan Holdings	15,000	99
Keikyu	14,000	162
Keio	17,000	140
Keisei Electric Railway	4,000	97
Keyence	1,500	1,029
Kikkoman	5,000	160
Kintetsu Group Holdings	53,000	202
Kirin Holdings	175,100	2,848
Kobe Steel	9,600	92
Koito Manufacturing	3,200	169
Komatsu	27,600	625

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Konami Holdings	2,800	$113
Konica Minolta	13,800	137
Kose	900	75
Kubota	221,600	3,165
Kuraray	10,400	156
Kurita Water Industries	3,100	68
Kyocera	100,500	4,999
Kyowa Hakko Kirin	7,400	102
Kyushu Electric Power	12,500	136
Kyushu Financial Group	10,000	68
Lawson	2,000	140
LINE*	1,000	34
Lion	7,000	115
LIXIL Group	65,700	1,492
M3	5,900	149
Mabuchi Motor	1,500	78
Maeda	13,000	113
Makita	3,300	221
Marubeni	48,100	273
Marui Group	20,400	298
Maruichi Steel Tube	1,700	55
Matsumotokiyoshi Holdings	4,300	212
Mazda Motor	16,600	272
McDonald’s Holdings Japan	2,100	55
Mebuki Financial Group	29,100	108
Medipal Holdings	5,000	79
MEIJI Holdings	3,400	266
Minebea	10,200	96
Miraca Holdings	1,700	76
MISUMI Group	7,900	130
Mitsubishi	72,960	1,555
Mitsubishi Chemical Holdings	40,800	265
Mitsubishi Electric	58,900	821
Mitsubishi Estate	91,000	1,812
Mitsubishi Gas Chemical	5,500	94
Mitsubishi Heavy Industries	370,000	1,686
Mitsubishi Logistics	46,000	650
Mitsubishi Materials	3,400	104
Mitsubishi Motors	20,400	116
Mitsubishi Tanabe Pharma	6,700	131
Mitsubishi UFJ Financial Group	449,100	2,768
Mitsubishi UFJ Lease & Finance	12,400	64
Mitsui	51,000	701
Mitsui Chemicals	27,000	121
Mitsui Fudosan	27,000	625
Mitsui OSK Lines	33,000	91
Mixi	1,200	44

Description	Shares	Value (000)

Mizuho Financial Group	1,537,900	$2,761
MS&AD Insurance Group Holdings	85,600	2,654
Murata Manufacturing	5,800	777
Nabtesco	3,500	81
Nagoya Railroad	27,000	131
Namco Bandai Holdings	65,900	1,819
NEC	463,000	1,228
Nexon	5,100	74
NGK Insulators	7,800	151
NGK Spark Plug	5,400	120
NH Foods	18,000	486
Nidec	7,300	630
Nikon	53,300	829
Nintendo	3,800	798
Nippon Building Fund‡	41	227
Nippon Electric Glass	13,000	70
Nippon Express	25,000	135
Nippon Paint Holdings	4,800	131
Nippon Prologis‡	46	94
Nippon Signal	3,700	31
Nippon Steel & Sumitomo Metal	24,200	541
Nippon Suisan Kaisha	77,200	371
Nippon Telegraph & Telephone	109,200	4,589
Nippon Television Holdings	51,820	941
Nippon Yusen	49,000	91
Nissan Chemical Industries	11,300	378
Nissan Motor	104,000	1,046
Nisshin Seifun Group	6,100	92
Nissin Foods Holdings	1,700	89
Nitori Holdings	2,400	274
Nitto Denko	5,000	384
NOK	2,500	51
Nomura	4,600	67
Nomura Holdings	327,600	1,932
Nomura Real Estate Holdings	3,600	61
Nomura Real Estate Master Fund‡	119	180
Nomura Research Institute	4,070	124
NSK	13,300	154
NTT Data	42,900	2,074
NTT DOCOMO	42,200	962
NTT Urban Development	72,300	637
Obayashi	195,600	1,869
Obic	5,460	239
Odakyu Electric Railway	8,500	168
Oji Holdings	25,000	102
Olympus	8,500	294
Omron	12,000	460

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Ono Pharmaceutical	12,000	$262
Onward Holdings	60,000	420
Oracle Japan	1,200	60
Oriental Land	6,400	362
ORIX	39,600	618
Osaka Gas	54,000	208
OSG	2,700	53
Otsuka	1,500	70
Otsuka Holdings	32,200	1,404
Panasonic	65,900	671
Park24	3,100	84
Penta-Ocean Construction	20,500	99
Pola Orbis Holdings	600	50
Rakuten	27,100	266
Recruit Holdings	11,000	442
Resona Holdings	384,240	1,971
Ricoh	19,300	163
Rinnai	1,000	81
Rohm	2,600	150
Ryohin Keikaku	1,500	294
Sankyo	1,500	48
Santen Pharmaceutical	10,700	131
Sawai Pharmaceutical	4,000	215
SBI Holdings	6,700	85
SCSK	5,100	178
Secom	18,800	1,375
Sega Sammy Holdings	5,800	86
Seibu Holdings	5,000	90
Seiko Epson	8,400	178
Sekisui Chemical	25,400	405
Sekisui House	17,600	293
Senko	5,500	37
Seven & i Holdings	80,400	3,064
Seven Bank	16,300	47
Sharp*	46,000	106
Shimadzu	7,000	112
Shimamura	600	75
Shimano	2,200	345
Shimizu	100,000	915
Shin-Etsu Chemical	39,800	3,088
Shinsei Bank	52,000	87
Shionogi	8,960	429
Shiseido	36,200	916
Shizuoka Bank	15,000	126
SHO-BOND Holdings	1,700	71
Showa Shell Sekiyu	6,000	56
SMC	1,700	406

Description	Shares	Value (000)

SoftBank Group	49,200	$3,268
Sohgo Security Services	2,100	81
Sompo Holdings	41,500	1,406
Sony	38,400	1,075
Sony Financial Holdings	4,700	73
Stanley Electric	4,500	123
Start Today	4,800	83
Sumitomo	35,600	419
Sumitomo Chemical	171,200	814
Sumitomo Dainippon Pharma	73,800	1,269
Sumitomo Electric Industries	58,300	842
Sumitomo Heavy Industries	16,000	103
Sumitomo Metal Mining	15,000	193
Sumitomo Mitsui Financial Group	97,200	3,710
Sumitomo Mitsui Trust Holdings	38,700	1,385
Sumitomo Realty & Development	11,000	292
Sumitomo Rubber Industries	5,100	81
Sundrug	1,000	69
Suntory Beverage & Food	9,500	395
Suruga Bank	4,900	109
Suzuken	2,200	72
Suzuki Motor	10,500	370
Sysmex	4,520	262
T&D Holdings	16,800	222
Tadano	5,700	72
Taiheiyo Cement	37,000	117
Taisei	31,000	217
Taisho Pharmaceutical Holdings	1,100	91
Taiyo Nippon Sanso	4,000	46
Takashimaya	9,000	74
Takeda Pharmaceutical	21,700	898
TDK	6,400	440
TechnoPro Holdings	3,000	96
Teijin	5,200	105
Temp Holdings	12,200	189
Terumo	170,200	6,284
THK	3,600	80
Tobu Railway	29,000	144
Toho	3,300	93
Toho Gas	12,000	98
Tohoku Electric Power	90,700	1,145
Tokio Marine Holdings	28,500	1,170
Tokyo Electric Power Holdings*	41,800	169
Tokyo Electron	11,000	1,039
Tokyo Gas	112,000	506
Tokyo Tatemono	6,300	84
Tokyu	32,000	235

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Tokyu Fudosan Holdings	15,800	$93
TonenGeneral Sekiyu	9,000	95
Toppan Printing	15,000	143
Toray Industries	45,000	364
Toshiba	121,000	292
TOTO	4,200	166
Toyo Seikan Group Holdings	62,900	1,174
Toyo Suisan Kaisha	20,800	754
Toyoda Gosei	1,700	40
Toyota Industries	6,100	291
Toyota Motor	111,700	6,574
Toyota Tsusho	6,300	164
Trend Micro	3,200	114
Tsuruha Holdings	1,100	104
Unicharm	11,700	256
United Urban Investment‡	83	126
USS	6,400	102
West Japan Railway	49,500	3,037
Yahoo Japan	42,800	164
Yakult Honsha	2,600	121
Yamada Denki	161,100	868
Yamaguchi Financial Group	6,000	65
Yamaha	5,000	153
Yamaha Motor	8,000	176
Yamato Holdings	59,620	1,212
Yamazaki Baking	4,000	77
Yaskawa Electric	7,400	115
Yokogawa Electric	7,000	101
Yokohama Rubber	3,600	65

		200,898

Luxembourg — 0.3%
Altice, Cl B*	14,195	281
ArcelorMittal	130,329	963
Millicom International Cellular	10,107	432
O’Key Group GDR	88,214	229
RTL Group	1,188	87
SES, Cl A	10,614	235
Tenaris	14,530	260
Ternium ADR	66,433	1,603

		4,090

Macau — 0.0%
Sands China	74,400	323

Malaysia — 0.8%
Allianz Malaysia	9,000	20
Brem Holding*	213,616	38
Evergreen Fibreboard	1,335,000	286

Description	Shares	Value (000)

Eversendai	174,800	$22
Heineken Malaysia	10,000	37
HeveaBoard	137,300	46
Hong Leong Bank	17,900	54
Hong Leong Industries	5,500	12
Hua Yang	68,800	17
Insas	330,800	53
JCY International	2,674,100	292
K&N Kenanga Holdings*	85,500	8
KSL Holdings*	551,500	124
Land & General	42,966	3
Lii Hen Industries	73,300	52
Malaysian Pacific Industries	39,000	64
Muda Holdings	27,100	9
Oldtown	106,500	45
Padini Holdings	633,700	360
Petron Malaysia Refining & Marketing	146,900	136
Petronas Dagangan	45,500	241
Public Bank	413,400	1,817
Scientex	39,400	59
Shell Refining Federation of Malaya*	63,000	29
Sunway	42,300	29
Sunway Construction Group	214,880	82
Ta Ann Holdings	54,740	48
Tenaga Nasional	1,235,100	3,827
Top Glove	744,800	888
Tropicana	1,047	—
Unisem	1,138,600	599
VS Industry	1,579,200	496
WTK Holdings	144,300	32

		9,825

Mexico — 0.5%
Alpek, Cl A	733,432	876
America Movil, Cl L ADR	23,016	289
Axtel*	163,891	28
Cemex ADR*	144,082	1,156
Controladora Vuela Cia de Aviacion, Cl A*	80,585	121
Credito Real SOFOM ER	38,420	51
Gruma, Cl B	46,229	587
Grupo Aeromexico*	276,892	520
Grupo Financiero Interacciones, Cl O	94,593	369
Grupo Mexico	231,526	630
Grupo Simec, Cl B*	9,691	46

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Industrias Bachoco ADR	62,581	$268
Industrias CH, Cl B*	37,465	239
Industrias Penoles	11,387	211
OHL Mexico	805,976	793
Prologis Property Mexico‡	210,533	302
Vitro	28,769	90

		6,576

Netherlands — 4.2%
ABN AMRO Group(A) (B)	8,216	182
Aegon	55,637	306
AerCap Holdings*	4,904	204
Airbus Group	34,364	2,273
Akzo Nobel	105,655	6,605
ASML Holding	13,554	1,522
Boskalis Westminster	24,003	834
Coca-Cola European Partners	6,492	205
Gemalto	2,323	134
Heineken	42,972	3,223
Heineken Holding	3,013	210
ING Groep	594,419	8,366
James Hardie Industries	13,011	206
Koninklijke Ahold Delhaize	85,619	1,805
Koninklijke DSM	5,565	334
Koninklijke KPN	404,822	1,199
Koninklijke Philips	63,297	1,932
Koninklijke Vopak	2,152	102
NN Group	9,669	328
NXP Semiconductors*	8,959	878
QIAGEN*	6,415	180
Randstad Holding	118,984	6,454
Relx	149,110	2,510
Royal Dutch Shell, Cl A	309,316	8,740
STMicroelectronics	19,131	217
Unilever	49,507	2,038
Wolters Kluwer	9,260	336

		51,323

New Zealand — 0.1%
Auckland International Airport	27,258	118
Contact Energy	21,645	70
Fletcher Building	20,690	152
Mercury NZ	21,271	44
Meridian Energy	36,344	66
Ryman Healthcare	10,544	59
Spark New Zealand	262,777	623

		1,132

Description	Shares	Value (000)

Norway — 0.3%
DNB	58,145	$865
Gjensidige Forsikring	6,126	97
Marine Harvest	11,023	199
Norsk Hydro	38,906	186
Orkla	23,750	215
Schibsted, Cl A	28,168	621
Statoil	70,170	1,287
Telenor	23,024	344
Yara International	5,240	206

		4,020

Panama — 0.0%
Avianca Holdings ADR	3,928	38

Peru — 0.3%
Cia de Minas Buenaventura ADR	39,493	445
Credicorp	19,637	3,100

		3,545

Philippines — 0.1%
Cebu Air(C)	270,790	507
Energy Development(C)	4,530,600	469
Lopez Holdings(C)	1,862,000	292
Pepsi-Cola Products Philippines(C)	352,000	23
San Miguel(C)	144,580	268
Vista Land & Lifescapes(C)	567,600	57

		1,616

Poland — 0.5%
Amica Wronki	957	43
AmRest Holdings*	3,010	213
Asseco Poland	16,913	218
Bank Pekao	3,214	97
CD Projekt*	75,756	945
Grupa Lotos*	60,862	556
ING Bank Slaski	1,489	57
Polski Koncern Naftowy Orlen	112,309	2,289
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,800
Trakcja	32,009	108

		6,326

Portugal — 0.0%
Banco Espirito Santo* (C)	46,916	—
EDP-Energias de Portugal	69,227	211
Galp Energia	14,605	218
Jeronimo Martins	7,369	114

		543

Qatar — 0.3%
Barwa Real Estate(C)	142,526	1,302

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Doha Bank QSC(C)	7,860	$75
Mannai	830	18
Ooredoo QSC(C)	63,688	1,783
Qatar Fuel QSC	4,233	169
Qatar General Insurance & Reinsurance SAQ	2,023	26
Qatar Islamic Bank SAQ(C)	7,532	215
Qatar National Bank SAQ(C)	5,474	245
Qatar Navigation QSC(C)	7,158	188
United Development QSC	36,420	207

		4,228

Russia — 0.8%
Gazprom PAO ADR	80,104	405
Globaltrans Investment GDR	23,919	151
Lukoil PJSC ADR	4,853	272
Magnitogorsk Iron & Steel Works GDR	93,326	651
Sberbank of Russia PJSC ADR	401,165	4,644
Tatneft PJSC ADR	2,685	111
Yandex, Cl A*	158,146	3,183

		9,417

Singapore — 1.0%
Ascendas‡	68,800	108
CapitaLand	74,000	154
CapitaLand Commercial Trust‡	58,000	59
CapitaLand Mall Trust‡	74,000	96
City Developments	11,000	63
ComfortDelGro	65,000	111
Dairy Farm International Holdings	24,400	175
DBS Group Holdings	491,983	5,892
Genting Singapore	185,000	116
GL	283,300	148
Global Logistic Properties	79,000	120
Golden Agri-Resources	209,000	62
Great Eastern Holdings	55,500	778
Haw Par	15,400	97
Hongkong Land Holdings	34,400	219
Hutchison Port Holdings Trust, Cl U	145,000	63
Jardine Cycle & Carriage	2,933	84
Keppel	43,600	174
Oversea-Chinese Banking	94,072	579
SATS	19,300	65
Sembcorp Industries	31,000	61
Singapore Airlines	16,000	107
Singapore Exchange	23,000	114
Singapore Press Holdings	45,000	110
Singapore Technologies Engineering	44,000	98

Description	Shares	Value (000)

Singapore Telecommunications	777,800	$1,960
StarHub	15,000	29
Suntec‡	74,000	84
United Industrial	24,483	47
United Overseas Bank	54,121	762
UOL Group	15,482	64
Wilmar International	57,000	141

		12,740

South Africa — 1.1%
African Bank Investments (C)	638,711	—
Anglo American Platinum*	13,654	263
Blue Label Telecoms	171,180	227
Cashbuild	1,633	41
Cie Financiere Richemont	67,650	447
Clicks Group	29,599	249
FirstRand	338,014	1,309
Gold Fields ADR	178,860	538
Grindrod	207,895	204
Harmony Gold Mining ADR	80,885	179
Investec	51,677	341
JSE	24,113	288
KAP Industrial Holdings	106,914	58
Kumba Iron Ore	10,620	123
Liberty Holdings	21,367	173
MMI Holdings	60,998	105
Mondi	34,127	696
MTN Group	53,691	493
Murray & Roberts Holdings	249,229	209
Old Mutual	186,910	468
Peregrine Holdings	228,876	501
Randgold Resources	2,718	215
Sappi*	223,035	1,461
Sasol	17,311	503
Sibanye Gold	393,345	727
Standard Bank Group	287,389	3,174
Telkom	123,009	663
Wilson Bayly Holmes-Ovcon	12,103	136

		13,791

South Korea — 4.5%
Aekyung Petrochemical(C)	5,130	54
Autech*,(C)	7,427	57
CJ*,(C)	4,611	714
CJ O Shopping*,(C)	812	110
CKH Food & Health*,(C)	122,645	196
Dae Han Flour Mills*,(C)	104	16
Daeduck*,(C)	4,514	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Daehan Steel*,(C)	13,793	$109
DK UIL*,(C)	3,201	28
Dongkuk Steel Mill*,(C)	6,065	56
Dongyang E&P*,(C)	10,103	110
DRB Industrial(C)	2,970	30
GMB Korea*,(C)	5,250	22
GS Home Shopping*,(C)	865	123
Hana Financial Group(C)	38,535	996
Hanwha Chemical*,(C)	14,580	299
Hanwha Life Insurance*,(C)	13,768	74
Hite Jinro*,(C)	13,520	236
Humax*,(C)	4,750	54
Hyosung*,(C)	4,014	484
Hyundai BNG Steel*,(C)	4,528	47
Hyundai Engineering & Construction*,(C)	6,224	221
Hyundai Heavy Industries*,(C)	1,114	135
Hyundai Motor(C)	9,539	1,153
Jahwa Electronics*,(C)	7,284	103
Kangnam Jevisco*,(C)	920	28
KB Financial Group*,(C)	11,109	394
Kia Motors(C)	63,165	2,055
KISCO*,(C)	1,295	40
Korea Electric Power*,(C)	81,358	2,968
Korea Petrochemical Industries*,(C)	6,580	1,505
Kortek*,(C)	8,267	96
KT(C)	71,014	1,729
KT Skylife*,(C)	9,103	131
Kwangju Bank*,(C)	5,257	47
Kyungchang Industrial*,(C)	16,273	73
LG*,(C)	5,181	257
LG Display ADR	177,864	2,285
LG Display(C)	22,171	578
LG Electronics(C)	62,833	2,693
LG Uplus*,(C)	67,559	641
Lotte Chemical*,(C)	7,875	2,411
Lotte Shopping*,(C)	4,347	797
Mirae Asset Life Insurance*	12,467	53
Mobase(C)	5,272	38
Moorim Paper*,(C)	35,210	78
NAVER(C)	3,465	2,227
Poongsan*,(C)	5,230	176
POSCO(C)	2,315	492
PSK*,(C)	5,764	65
RedcapTour*,(C)	1,671	25
S-1, Cl 1,(C)	2,688	195
Saeron Automotive*,(C)	4,310	30

Description	Shares	Value (000)

Sam Young Electronics*,(C)	8,260	$83
Samchully*,(C)	548	46
Samji Electronics*,(C)	9,600	89
Samsung Electronics(C)	9,460	14,124
Samsung Fire & Marine Insurance(C)	343	76
SeAH Holdings*,(C)	225	24
Sejong Industrial*,(C)	3,340	26
Seoyon*,(C)	3,086	27
Seoyon E-Hwa*,(C)	4,880	57
Seoyon Electronics*,(C)	8,015	20
Sewon Precision Industry(C)	657	10
Shindaeyang Paper*,(C)	1,116	22
Shinhan Financial Group*,(C)	46,580	1,744
SK Hynix(C)	133,029	4,934
SK Innovation*,(C)	24,748	3,004
S-Oil(C)	30,886	2,167
Tongyang Life Insurance*,(C)	12,378	131
Woori Bank	106,196	1,121

		55,287

Spain — 1.5%
Abertis Infraestructuras	18,728	262
Acerinox	52,298	694
ACS Actividades de Construccion y Servicios	5,567	176
Aena(A) (B)	1,965	268
Amadeus IT Group, Cl A	111,948	5,088
Banco Bilbao Vizcaya Argentaria	200,112	1,351
Banco de Sabadell	157,919	220
Banco Popular Espanol	97,275	94
Banco Santander	460,467	2,403
Bankia	138,441	142
Bankinter	19,874	154
CaixaBank	98,992	327
Distribuidora Internacional de Alimentacion	17,963	88
Enagas	6,803	173
Endesa	9,501	201
Ferrovial	14,404	258
Gas Natural SDG	10,489	198
Grifols	8,957	178
Iberdrola	164,619	1,080
Industria de Diseno Textil	33,200	1,133
International Consolidated Airlines Group	24,405	132
Mapfre	31,811	97
Mediaset Espana Comunicacion	40,245	472
Red Electrica	12,598	238

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Repsol	32,927	$465
Telefonica	141,667	1,315
Viscofan	14,940	737
Zardoya Otis	6,262	53

		17,997

Sweden — 1.7%
Alfa Laval	8,655	143
Assa Abloy, Cl B	150,555	2,794
Atlas Copco, Cl A	32,045	938
Boliden	7,969	208
Electrolux	6,928	173
Getinge, Cl B	6,038	97
Hennes & Mauritz, Cl B	164,384	4,572
Hexagon, Cl B	7,532	269
Husqvarna, Cl B	11,887	92
ICA Gruppen	2,500	76
Industrivarden, Cl C	4,708	88
Investor, Cl B	13,635	509
Kinnevik	6,796	163
L E Lundbergforetagen, Cl B	1,090	67
Lundin Petroleum*	5,676	123
Modern Times Group, Cl B	13,787	409
Nordea Bank	139,379	1,550
Oriflame Holding	1,600	48
Sandvik	110,878	1,372
Securitas, Cl B	9,089	143
Skandinaviska Enskilda Banken, Cl A	45,481	477
Skanska, Cl B	10,260	242
SKF, Cl B	11,487	211
Svenska Cellulosa, Cl B	18,207	514
Svenska Handelsbanken, Cl A	168,468	2,342
Swedbank, Cl A	27,060	654
Swedish Match	16,044	510
Tele2, Cl B	10,996	88
Telefonaktiebolaget LM Ericsson, Cl B	171,430	1,007
Telia	75,698	305
Volvo, Cl B	46,129	539

		20,723

Switzerland — 6.5%
ABB	57,283	1,208
Actelion	2,884	624
Adecco Group	25,927	1,696
Aryzta	2,672	118
Baloise Holding	1,447	182
Barry Callebaut	66	81
Chocoladefabriken Lindt & Sprungli	33	337

Description	Shares	Value (000)

Cie Financiere Richemont	35,555	$2,354
Coca-Cola	5,556	121
Credit Suisse Group	60,479	868
DKSH Holding	2,209	152
Dufry*	1,374	171
EMS-Chemie Holding	246	125
Galenica	110	124
Geberit	6,700	2,686
Givaudan	276	506
Helvetia Holding	264	142
Julius Baer Group	6,521	290
Kuehne + Nagel International	12,113	1,601
LafargeHolcim	9,343	492
Logitech International	36,811	918
Lonza Group	1,539	266
Nestle	257,812	18,496
Novartis	168,214	12,241
Pargesa Holding	1,038	68
Partners Group Holding	506	237
Roche Holding	67,417	15,400
Schindler Holding	1,822	320
SGS	160	326
Sika	63	303
Sonova Holding	6,110	740
Swatch Group	2,298	366
Swiss Life Holding	936	265
Swiss Prime Site	2,169	178
Swiss Re	9,870	935
Swisscom	794	356
Syngenta*	2,818	1,113
UBS Group	628,761	9,849
Zurich Insurance Group	15,164	4,177

		80,432

Taiwan — 2.4%
Advanced Semiconductor Engineering ADR	29,894	151
AU Optronics ADR	725,037	2,567
Chroma ATE	170,000	398
Delta Electronics	124,516	616
Hon Hai Precision Industry GDR	503,361	1,669
Ruentex Industries	219,082	365
Silicon Motion Technology ADR	50,544	2,147
Taiwan Semiconductor Manufacturing	1,004,398	20,160
Teco Electric and Machinery	1,021,387	884
Yungtay Engineering	589,000	820

		29,777

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Thailand — 1.3%
Advanced Information Technology	233,000	$161
AP Thailand NVDR	1,321,800	277
Asia Aviation	779,900	132
Bangchak Petroleum NVDR	260,200	243
Bangkok Bank	223,400	1,006
Banpu NVDR	1,345,100	721
Cal-Comp Electronics Thailand NVDR	1,336,719	101
Dhipaya Insurance NVDR	16,800	24
GFPT NVDR	1,194,100	491
Hana Microelectronics NVDR	655,700	722
Indorama Ventures	202,700	190
IRPC NVDR	4,200,000	563
Kasikornbank PLC	74,900	371
KCE Electronics NVDR	101,500	346
KGI Securities Thailand NVDR	902,000	98
Krung Thai Bank NVDR	757,700	375
MCS Steel NVDR	224,800	108
MFEC NVDR	216,800	32
MK Real Estate Development NVDR	71,900	8
Polyplex Thailand NVDR	159,000	68
Pruksa Holding NVDR	102,900	65
PTG Energy	196,400	180
PTT NVDR	343,100	3,565
PTT Exploration & Production NVDR	88,800	239
PTT Global Chemical NVDR	1,262,200	2,220
SC Asset NVDR	371,588	35
Siam Cement NVDR	13,500	187
Siamgas & Petrochemicals NVDR	624,900	213
SNC Former NVDR	76,300	32
Sri Trang Agro-Industry NVDR	106,400	69
Star Petroleum Refining NVDR	1,491,400	516
SVI NVDR	172,800	25
Syntec Construction NVDR	2,826,500	410
Thai Airways International NVDR	465,900	295
Thai Oil NVDR	172,100	347
Thai Storage Battery NVDR	4,900	18
Thai Vegetable Oil NVDR	176,300	199
Thanachart Capital NVDR	118,600	146
Tipco Asphalt NVDR	1,445,500	767
Tisco Financial Group NVDR	77,900	131
TMB Bank NVDR	4,978,700	292
Vanachai Group NVDR	221,100	88

		16,076

Description	Shares	Value (000)

Turkey — 0.9%
Albaraka Turk Katilim Bankasi	44,267	$15
Anadolu Cam Sanayii*	327,928	245
Arcelik	29,206	176
Baticim Bati Anadolu Cimento Sanayii	21,859	41
Dogan Sirketler Grubu Holding*	372,395	80
EGE Seramik Sanayi ve Ticaret*	22,722	20
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	388,613	329
Eregli Demir ve Celik Fabrikalari	504,929	736
Haci Omer Sabanci Holding	474,835	1,232
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	48
Izmir Demir Celik Sanayi*	57,810	43
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	69,396	127
Kutahya Porselen Sanayi*	16,321	34
Logo Yazilim Sanayi Ve Ticaret*	3,014	46
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	74
Torunlar Gayrimenkul Yatirim Ortakligi‡	412,027	485
Turkiye Garanti Bankasi	1,599,100	3,456
Turkiye Halk Bankasi	244,795	648
Turkiye Is Bankasi, Cl C	919,209	1,351
Turkiye Sise ve Cam Fabrikalari	137,460	150
Turkiye Vakiflar Bankasi TAO, Cl D	674,952	832
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	382
Yapi ve Kredi Bankasi	204,733	199

		10,749

United Arab Emirates — 0.2%
Aldar Properties PJSC(C)	2,491,013	1,784
National Central Cooling PJSC(C)	265,588	145
Union National Bank PJSC(C)	43,378	54

		1,983

United Kingdom — 12.8%
3i Group	172,824	1,500
Aberdeen Asset Management	25,907	82
Admiral Group	44,261	997
Amec Foster Wheeler	41,536	241
Anglo American	84,907	1,206
Anglo American PLC	41,915	599
Antofagasta	36,245	302
Ashtead Group	14,607	284
Associated British Foods	10,918	369
AstraZeneca	38,431	2,102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Auto Trader Group(A) (B)	77,972	$393
Aviva	121,206	727
Babcock International Group	7,596	89
BAE Systems	268,240	1,955
Barclays PLC	1,948,213	5,366
Barratt Developments	61,336	349
Berendsen	26,498	284
Berkeley Group Holdings	3,930	136
BGEO Group	13,500	496
BHP Billiton	103,960	1,674
BP	932,153	5,855
British American Tobacco	58,734	3,346
British Land‡	29,207	227
BT Group, Cl A	256,799	1,161
Bunzl	82,257	2,138
Burberry Group	12,925	238
Capita	139,805	915
Carnival	23,181	1,179
Centrica	187,971	542
Close Brothers Group	9,102	162
Cobham	52,054	105
Compass Group PLC	619,739	11,465
ConvaTec Group* (A) (B)	208,561	601
Croda International	3,795	149
Daily Mail & General Trust, Cl A	76,423	732
Devro	85,007	199
Diageo PLC	331,545	8,621
Direct Line Insurance Group	41,186	187
Dixons Carphone	28,571	125
easyJet	35,171	436
Fresnillo	6,491	98
G4S	405,355	1,175
GKN	51,283	210
GlaxoSmithKline	148,075	2,850
Glencore	641,264	2,192
GVC Holdings*	55,138	437
Hammerson‡	22,676	160
Hargreaves Lansdown	7,990	119
Hays PLC	491,488	904
Hikma Pharmaceuticals	4,246	99
HomeServe	132,343	1,011
HSBC Holdings PLC	753,550	6,091
IG Group Holdings	91,779	559
IMI	15,288	196
Imperial Brands	29,168	1,273
Inchcape	20,533	178
Informa PLC	84,890	711

Description	Shares	Value (000)

Inmarsat	13,097	$121
InterContinental Hotels Group	5,496	246
International Personal Finance	128,029	272
Intertek Group	56,919	2,442
Intu Properties‡	28,296	98
Investec	19,819	131
ITV	708,758	1,803
J Sainsbury	49,104	151
Johnson Matthey	5,639	222
Jupiter Fund Management	67,021	366
Just Eat*	66,937	481
Kingfisher	66,918	289
Land Securities Group‡	24,266	319
Legal & General Group	178,087	543
Lloyds Banking Group	3,515,606	2,708
London Stock Exchange Group	9,474	340
Lukoil PJSC ADR	8,255	463
Marks & Spencer Group	46,658	201
McCarthy & Stone(A) (B)	40,610	81
Mediclinic International	10,645	101
Meggitt	23,369	132
Merlin Entertainments(A) (B)	248,112	1,373
Millennium & Copthorne Hotels	16,637	94
Mondi	10,700	220
Moneysupermarket.com Group	125,799	456
National Express Group	30,885	135
National Grid	154,911	1,817
NEX Group	80,022	458
Next	4,088	251
Non-Standard Finance(A) (B)	156,295	111
Northgate	19,937	121
Novolipetsk Steel PJSC GDR	4,682	87
Old Mutual	151,054	386
Paddy Power Betfair	9,812	1,061
Pagegroup	30,587	147
Pearson	23,919	241
Persimmon	9,221	202
Petrofac	16,599	178
Pets at Home Group	120,331	354
Playtech	6,981	71
Provident Financial	42,717	1,500
Prudential PLC	178,869	3,587
Reckitt Benckiser Group PLC	126,968	10,775
RELX	117,786	2,103
Rightmove	48,145	2,316
Rio Tinto PLC	136,211	5,301
Rolls-Royce Holdings PLC	372,030	3,063

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Shares	Value (000)

Rotork	40,304	$120
Royal Bank of Scotland Group*	102,813	285
Royal Mail	27,041	154
RSA Insurance Group	30,458	220
Sage Group	31,389	253
Schroders	3,883	143
Segro‡	25,003	141
Serco Group PLC	515,848	911
Severn Trent	7,059	193
Shire	27,374	1,580
Sky PLC	59,769	730
Smith & Nephew	39,737	598
Smiths Group PLC	119,477	2,085
South32	39,607	79
Spectris	22,047	628
SSE	30,133	577
SSP Group	209,187	998
St. James’s Place	56,740	709
Stagecoach Group	153,244	408
Standard Chartered PLC	196,516	1,607
Standard Life	57,558	264
Tate & Lyle	13,078	114
Taylor Wimpey	97,757	185
Tesco	432,075	1,101
Thomas Cook Group*	525,028	564
TP ICAP	65,398	349
Travis Perkins	7,259	130
Unilever	85,767	3,480
United Utilities Group	19,868	221
Vodafone Group PLC	976,424	2,405
Weir Group	6,592	153
WH Smith	50,723	974
Whitbread	5,338	248
William Hill	26,546	95
WM Morrison Supermarkets	64,281	183
Wolseley	7,558	462
Worldpay Group (A) (B)	52,384	174
WPP PLC	493,825	11,053

		158,289

United States — 1.1%
Consumer Discretionary — 0.6%
Delphi Automotive PLC	21,474	1,446
Yum China Holdings*	131,058	3,423
Yum! Brands	27,177	1,721

		6,590

Description	Shares	Value (000)

Consumer Staples — 0.0%
Gruma, Cl B	27,136	$343

Health Care — 0.0%
Teva Pharmaceutical Industries ADR	1,623	59

Industrials — 0.5%
Canadian National Railway	93,004	6,269

Information Technology — 0.0%
ChipMOS TECHNOLOGIES INC ADR	10,743	152
Genpact*	7,497	182
Phoenix New Media ADR*	7,968	25

		359

		13,620

Total Common Stock (Cost $1,209,506) (000)		1,181,709

PREFERRED STOCK — 0.8%
Alpargatas(A)	405,498	1,247
Banco Bradesco, Cl Preference(A)	33,498	298
Banco do Estado do Rio Grande do Sul(A)	189,200	600
Bayerische Motoren Werke, Cl Preference(A)	1,598	122
Centrais Eletricas Brasileiras*,(A)	105,800	843
Cia Brasileira de Distribuicao, Cl Preference(A)	18,665	314
Cia de Gas de Sao Paulo - COMGAS, Cl A(A)	15,855	224
Cia Energetica de Minas Gerais(A)	267,700	634
Cia Energetica de Sao Paulo, Cl Preference(A)	75,800	314
Cia Paranaense de Energia(A)	62,100	522
CJ*,(A) (C)	1,220	75
Embotelladora Andina(A)	14,922	56
FUCHS PETROLUB(A)	2,067	87
Gerdau(A)	237,400	787
Henkel & KGaA(A)	5,325	635
Itausa - Investimentos Itau(A)	286,577	729
Metalurgica Gerdau, Cl Preference*,(A)	225,600	333
Porsche Automobil Holding(A)	4,462	243
Schaeffler, Cl Preference(A)	5,146	76
Volkswagen(A)	12,976	1,821

Total Preferred Stock (Cost $10,359) (000)		9,960

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Description	Number of Rights	Value (000)
RIGHTS — 0.0%
Repsol *(C) (D)	32,927	$12

Total Rights (Cost $–) (000)		12

SHORT-TERM INVESTMENT — 2.6%

	Shares
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.406%, (E)	31,883,212	31,883

Total Short-Term Investment (Cost $31,883) (000)		31,883

Total Investments — 99.3% (Cost $1,251,748) (000)		$1,223,564

Percentages are based on net assets of $1,232,730 (000).

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	343	Mar-2017	$(129)

For the year ended December 31, 2016, the monthly average value of futures contracts held was $18,300 (000).

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate not available.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of December 31, 2016 was $61,243 (000) and represented 5.0% of net assets.
(D)	Expiration date not available.
(E)	The rate reported is the 7-day effective yield as of December 31, 2016.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NGN — Nigerian Naira

NOK — Norwegian Krone

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of December 31, 2016, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$36,207	$—	$—	$36,207
Austria	1,778	—	—	1,778
Belgium	9,111	—	—	9,111
Brazil	17,950	—	—	17,950
Canada	19,314	—	—	19,314
Chile	3,353	—	—	3,353
China	36,784	—	—	36,784
Colombia	1,081	—	—	1,081
Cyprus	549	—	—	549
Czech Republic	223	—	—	223
Denmark	20,603	—	—	20,603
Egypt	—	84	—	84
Finland	9,577	—	—	9,577
France	89,343	—	—	89,343
Germany	78,051	—	—	78,051
Greece	2,782	—	—	2,782
Hong Kong	53,455	—	—	53,455
India	23,306	—	—	23,306
Indonesia	8,157	—	—	8,157
Ireland	9,452	—	—	9,452
Israel	3,991	1,838	—	5,829
Italy	19,356	—	—	19,356
Japan	200,898	—	—	200,898
Luxembourg	4,090	—	—	4,090
Macau	323	—	—	323
Malaysia	9,825	—	—	9,825
Mexico	6,576	—	—	6,576
Netherlands	51,323	—	—	51,323
New Zealand	1,132	—	—	1,132
Norway	4,020	—	—	4,020
Panama	38	—	—	38
Peru	3,545	—	—	3,545
Philippines	—	1,616	—	1,616
Poland	6,326	—	—	6,326
Portugal	543	—	—	543
Qatar	420	3,808	—	4,228
Russia	9,417	—	—	9,417
Singapore	12,740	—	—	12,740
South Africa	13,791	—	—	13,791
South Korea	3,460	51,827	—	55,287
Spain	17,997	—	—	17,997
Sweden	20,723	—	—	20,723
Switzerland	80,432	—	—	80,432
Taiwan	29,777	—	—	29,777
Thailand	16,076	—	—	16,076
Turkey	10,749	—	—	10,749
United Arab Emirates	—	1,983	—	1,983
United Kingdom	158,289	—	—	158,289
United States	13,620	—	—	13,620

Total Common Stock	1,120,553	61,156	—	1,181,709

Preferred Stock	9,885	75	—	9,960
Rights	—	12	—	12
Short-Term Investment	31,883	—	—	31,883

Total Investments in Securities	$1,162,321	$61,243	$—	$1,223,564

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP International Equity Fund

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures
Unrealized Depreciation**	$(129)	$—	$—	$(129)

Total Other Financial Instruments	$(129)	$—	$—	$(129)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	As of December 31, 2016, the Fund held several Level 3 securities that were deemed worthless or $0 value. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the year.

For the year ended December 31, 2016, securities with a total value of $912,179 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the year ended December 31, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bonds
4.750%, 02/15/37-02/15/37	$7,543	$9,820
3.000%, 05/15/45-05/15/45	4,618	4,556
2.875%, 08/15/45-08/15/45	6,857	6,598
2.500%, 02/15/46-05/15/46	476	423
2.250%, 08/15/46-08/15/46	4,243	3,568
U.S. Treasury Notes
8.000%, 11/15/21-11/15/21	1,000	1,281
3.625%, 02/15/20-02/15/21	3,950	4,220
3.500%, 05/15/20-05/15/20	750	797
3.375%, 11/15/19-11/15/19	1,000	1,055
3.125%, 05/15/19-05/15/19	1,500	1,564
2.750%, 11/15/23-02/15/24	2,750	2,840
2.625%, 08/15/20-11/15/20	2,750	2,843
2.500%, 08/15/23-05/15/24	3,100	3,150
2.375%, 08/15/24-08/15/24	2,400	2,411
2.250%, 03/31/21-11/15/25	6,250	6,268
2.125%, 08/15/21-05/15/25	7,375	7,326
2.000%, 07/31/20-11/15/26	29,704	29,335
1.875%, 11/30/21-10/31/22	4,000	3,963
1.750%, 09/30/19-05/15/23	25,172	24,930
1.625%, 03/31/19-05/15/26	36,975	36,208
1.500%, 08/31/18-08/15/26	27,211	26,358
1.375%, 06/30/18-08/31/23	53,984	53,464
1.250%, 11/15/18-07/31/23	27,177	26,545
1.125%, 01/15/19-09/30/21	30,453	29,519
1.000%, 03/15/18-11/15/19	18,074	18,022
0.875%, 01/31/18-09/15/19	15,883	15,799
0.750%, 01/31/18-08/15/19	9,354	9,291
0.625%, 04/30/18-06/30/18	5,000	4,973

Total U.S. Treasury Obligations (Cost $342,312) (000)		337,127

CORPORATE OBLIGATIONS — 26.7%
Consumer Discretionary — 1.9%
21st Century Fox America
6.400%, 12/15/35	196	234

Description	Face Amount (000)	Value (000)

4.500%, 02/15/21	$100	$107
3.700%, 09/15/24	120	122
Amazon.com
3.300%, 12/05/21	200	207
American Honda Finance
2.450%, 09/24/20	100	100
1.700%, 02/22/19	225	218
Atento Luxco
7.375%, 01/29/20 (A)	220	221
AutoZone
2.500%, 04/15/21	100	99
Bed Bath & Beyond
3.749%, 08/01/24	25	25
CBS
3.375%, 03/01/22	150	153
Charter Communications Operating
6.484%, 10/23/45	287	332
6.384%, 10/23/35	310	354
4.464%, 07/23/22	100	104
3.579%, 07/23/20	1,488	1,518
Cleveland Clinic Foundation
4.858%, 01/01/14	378	359
Comcast
4.500%, 01/15/43	487	502
3.375%, 02/15/25	275	277
3.150%, 03/01/26	50	50
3.125%, 07/15/22	150	153
2.750%, 03/01/23	100	99
Council of Europe Development Bank
1.750%, 11/14/19	100	100
1.125%, 05/31/18	150	149
Delphi
4.150%, 03/15/24	40	41
Delphi Automotive
3.150%, 11/19/20	100	102
Diageo Investment
2.875%, 05/11/22	100	101
Discovery Communications
5.050%, 06/01/20	100	107
Dollar General
4.150%, 11/01/25	25	26
DR Horton
4.000%, 02/15/20	35	36
3.750%, 03/01/19	25	25
Expedia
4.500%, 08/15/24	100	102
Ford Motor
5.291%, 12/08/46	908	920
4.346%, 12/08/26	45	45
Ford Motor Credit
5.875%, 08/02/21	200	221
2.375%, 03/12/19	400	400
2.240%, 06/15/18	200	200

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

General Motors
6.250%, 10/02/43	$887	$981
3.500%, 10/02/18	200	204
General Motors Financial
4.300%, 07/13/25	100	99
4.000%, 01/15/25	150	146
3.700%, 05/09/23	100	98
3.150%, 01/15/20	150	151
3.100%, 01/15/19	100	101
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	102
Home Depot
4.400%, 04/01/21	100	108
2.625%, 06/01/22	100	101
2.000%, 06/15/19	200	200
Kohl’s
4.000%, 11/01/21	100	105
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	438	431
Lear
5.250%, 01/15/25	45	47
Lowe’s
4.625%, 04/15/20	100	107
2.500%, 04/15/26	50	47
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	98
Magna International
3.625%, 06/15/24	50	50
Marriott International
3.125%, 10/15/21	250	243
Mattel
2.350%, 05/06/19	100	100
McDonald’s
5.350%, 03/01/18	100	104
3.375%, 05/26/25	100	101
2.750%, 12/09/20	20	20
Minerva Luxembourg
6.500%, 09/20/26 (A)	380	366
NBCUniversal Media
4.375%, 04/01/21	100	108
Newell Brands
5.500%, 04/01/46	850	976
4.000%, 12/01/24	50	51
3.150%, 04/01/21	150	153
Omnicom Group
4.450%, 08/15/20	100	106
3.600%, 04/15/26	100	99
O’Reilly Automotive
3.550%, 03/15/26	50	50
QVC
4.450%, 02/15/25	65	62

Description	Face Amount (000)	Value (000)

Scripps Networks Interactive
2.750%, 11/15/19	$100	$101
Staples
2.750%, 01/12/18	100	100
Starbucks
3.850%, 10/01/23	150	160
Target
2.900%, 01/15/22	200	204
Time Warner
4.875%, 03/15/20	100	107
4.750%, 03/29/21	100	107
3.600%, 07/15/25	100	99
2.100%, 06/01/19	100	100
Time Warner Cable
8.250%, 04/01/19	200	225
7.300%, 07/01/38	238	293
4.000%, 09/01/21	100	102
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
4.250%, 01/11/21	100	108
2.750%, 05/17/21	100	101
2.250%, 10/18/23	50	48
2.100%, 01/17/19	150	151
1.550%, 07/13/18	1,975	1,952
1.200%, 04/06/18	50	50
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	289	230
Viacom
4.250%, 09/01/23	100	100
3.450%, 10/04/26	576	533
2.200%, 04/01/19	100	99
Walt Disney
3.150%, 09/17/25	100	102
2.550%, 02/15/22	100	100
1.850%, 05/30/19	150	151
Wesleyan University
4.781%, 07/01/16	649	614
Whirlpool
4.000%, 03/01/24	60	62
Wyndham Worldwide
4.250%, 03/01/22	50	52

		19,747

Consumer Staples — 1.9%
Altria Group
9.250%, 08/06/19	200	236
Anheuser-Busch InBev Finance
4.900%, 02/01/46	1,243	1,344
4.700%, 02/01/36	729	767
3.650%, 02/01/26	300	305
2.650%, 02/01/21	215	216
2.150%, 02/01/19	200	201
1.900%, 02/01/19	200	200
1.250%, 01/17/18	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	$100	$111
5.375%, 01/15/20	100	109
3.750%, 01/15/22	200	209
2.500%, 07/15/22	100	99
Bunge Finance
3.250%, 08/15/26	120	115
Clorox
3.500%, 12/15/24	50	51
Coca-Cola
3.300%, 09/01/21	100	104
3.200%, 11/01/23	100	103
2.875%, 10/27/25	50	49
2.550%, 06/01/26	50	47
2.450%, 11/01/20	50	51
1.875%, 10/27/20	50	50
1.375%, 05/30/19	50	50
Coca-Cola Femsa
2.375%, 11/26/18	150	151
Colgate-Palmolive
1.750%, 03/15/19	100	100
Constellation Brands
6.000%, 05/01/22	20	23
4.250%, 05/01/23	50	52
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	15
Costco Wholesale
1.700%, 12/15/19	100	100
CVS Health
5.125%, 07/20/45	240	268
4.000%, 12/05/23	150	158
3.875%, 07/20/25	120	124
3.375%, 08/12/24	100	100
2.875%, 06/01/26	50	48
2.250%, 12/05/18	150	151
2.125%, 06/01/21	50	49
CVS Pass-Through Trust
4.704%, 01/10/36 (A)	721	761
Dr Pepper Snapple Group
3.400%, 11/15/25	150	150
General Mills
5.650%, 02/15/19	100	108
Hershey
2.300%, 08/15/26	50	46
Ingredion
3.200%, 10/01/26	50	49
JM Smucker
2.500%, 03/15/20	100	100
Kellogg
4.000%, 12/15/20	100	105
Kimberly-Clark
2.750%, 02/15/26	100	97
Kraft Heinz Foods
5.200%, 07/15/45	682	714

Description	Face Amount (000)	Value (000)

4.375%, 06/01/46	$394	$371
3.950%, 07/15/25	150	152
3.500%, 06/06/22	225	229
2.000%, 07/02/18	735	735
Kroger
3.300%, 01/15/21	100	103
2.950%, 11/01/21	150	151
Mead Johnson Nutrition
3.000%, 11/15/20	30	30
Molson Coors Brewing
3.000%, 07/15/26	225	213
1.450%, 07/15/19	25	24
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	1,687	1,613
1.625%, 10/28/19 (A)	1,203	1,176
PepsiCo
3.600%, 03/01/24	100	104
2.850%, 02/24/26	100	99
2.375%, 10/06/26	200	189
1.250%, 04/30/18	100	100
Philip Morris International
4.500%, 03/26/20	100	107
3.375%, 08/11/25	100	101
1.875%, 02/25/21	200	196
Procter & Gamble
3.100%, 08/15/23	100	103
2.450%, 11/03/26	50	48
1.900%, 11/01/19	100	101
Reynolds American
8.125%, 06/23/19	100	114
4.450%, 06/12/25	150	159
2.300%, 06/12/18	3,807	3,831
Sigma Alimentos
4.125%, 05/02/26 (A)	270	256
Sysco
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	35
1.900%, 04/01/19	30	30
Tyson Foods
4.500%, 06/15/22	150	160
Unilever Capital
4.250%, 02/10/21	150	161
Walgreens Boots Alliance
4.800%, 11/18/44	395	406
3.450%, 06/01/26	65	64
3.300%, 11/18/21	100	102
3.100%, 06/01/23	30	30
2.700%, 11/18/19	100	101
2.600%, 06/01/21	30	30
1.750%, 05/30/18	35	35
Wal-Mart Stores
4.250%, 04/15/21	125	135
3.300%, 04/22/24	100	103
1.125%, 04/11/18	200	200

		19,943

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Energy — 3.2%
Anadarko Petroleum
6.950%, 06/15/19	$274	$304
6.600%, 03/15/46	327	403
5.550%, 03/15/26	100	112
4.500%, 07/15/44	515	484
Apache
3.250%, 04/15/22	100	102
Baker Hughes
7.500%, 11/15/18	150	165
Boardwalk Pipelines
4.950%, 12/15/24	50	51
BP Capital Markets
3.535%, 11/04/24	250	254
3.245%, 05/06/22	1,980	2,022
3.062%, 03/17/22	100	101
2.750%, 05/10/23	100	98
2.237%, 05/10/19	100	101
2.112%, 09/16/21	100	98
1.676%, 05/03/19	20	20
Canadian Natural Resources
5.900%, 02/01/18	495	515
Chevron
2.954%, 05/16/26	50	49
2.566%, 05/16/23	50	49
2.355%, 12/05/22	150	147
2.193%, 11/15/19	90	91
2.100%, 05/16/21	50	50
1.961%, 03/03/20	50	50
1.718%, 06/24/18	300	301
1.561%, 05/16/19	50	50
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	950	998
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	194
Columbia Pipeline Group
2.450%, 06/01/18	100	101
ConocoPhillips
6.500%, 02/01/39	489	619
6.000%, 01/15/20	100	110
4.200%, 03/15/21	50	53
3.350%, 11/15/24	200	199
Devon Energy
3.250%, 05/15/22	100	99
Ecopetrol
5.875%, 09/18/23	100	106
Emera US Finance
2.700%, 06/15/21 (A)	150	148
Enable Midstream Partners
2.400%, 05/15/19	50	49
Enbridge Energy Partners
5.875%, 10/15/25	100	112
Encana
6.500%, 05/15/19	801	865
3.900%, 11/15/21	50	50

Description	Face Amount (000)	Value (000)

Energy Transfer Partners
6.625%, 10/15/36	$704	$763
4.050%, 03/15/25	150	148
3.600%, 02/01/23	100	98
2.500%, 06/15/18	150	151
EnLink Midstream Partners
5.600%, 04/01/44	482	464
5.050%, 04/01/45	190	172
2.700%, 04/01/19	800	801
Enterprise Products Operating
3.350%, 03/15/23	100	102
2.850%, 04/15/21	30	30
2.550%, 10/15/19	200	202
EOG Resources
3.150%, 04/01/25	100	98
2.625%, 03/15/23	100	97
Exxon Mobil
3.043%, 03/01/26	50	50
2.726%, 03/01/23	35	35
2.709%, 03/06/25	150	146
2.222%, 03/01/21	20	20
1.819%, 03/15/19	250	251
1.708%, 03/01/19	50	50
1.439%, 03/01/18	30	30
Fermaca Enterprises
6.375%, 03/30/38 (A)	191	188
Halliburton
3.500%, 08/01/23	100	102
Husky Energy
4.000%, 04/15/24	100	102
Kinder Morgan
5.300%, 12/01/34	840	853
3.050%, 12/01/19	710	720
Kinder Morgan Energy Partners
3.950%, 09/01/22	250	257
3.500%, 03/01/21	20	20
Magellan Midstream Partners
4.250%, 02/01/21	100	106
Marathon Oil
2.800%, 11/01/22	150	143
Marathon Petroleum
3.400%, 12/15/20	100	102
MPLX
4.875%, 12/01/24	100	103
4.500%, 07/15/23	2,250	2,285
4.000%, 02/15/25	25	24
Nabors Industries
5.100%, 09/15/23	100	100
National Oilwell Varco
2.600%, 12/01/22	100	93
Noble Energy
8.250%, 03/01/19	1,230	1,382
4.150%, 12/15/21	100	104
Occidental Petroleum
3.400%, 04/15/26	70	71
3.125%, 02/15/22	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)	$300	$134
ONEOK Partners
3.375%, 10/01/22	100	100
Pertamina Persero
6.450%, 05/30/44 (A)	370	375
6.000%, 05/03/42 (A)	250	240
5.250%, 05/23/21 (A)	265	279
Petrobras Global Finance BV
4.375%, 05/20/23	790	690
Petroleos de Venezuela
9.000%, 11/17/21	660	350
8.500%, 10/27/20 (A)	245	182
6.000%, 11/15/26 (A)	665	256
5.375%, 04/12/27	365	136
Petroleos Mexicanos
8.000%, 05/03/19	250	274
6.875%, 08/04/26 (A)	50	53
6.750%, 09/21/47 (A)	318	300
6.375%, 02/04/21 (A)	240	226
5.625%, 01/23/46	879	730
5.500%, 02/04/19 (A)	290	267
4.875%, 01/24/22	350	351
4.625%, 09/21/23 (A)	200	195
3.500%, 07/23/20	755	699
Petronas Capital
4.500%, 03/18/45 (A)	200	201
Phillips 66 Partners
3.605%, 02/15/25	25	24
Pioneer Natural Resources
3.450%, 01/15/21	100	102
Plains All American Pipeline
6.650%, 01/15/37	841	918
4.650%, 10/15/25	150	155
3.850%, 10/15/23	150	148
Regency Energy Partners
4.500%, 11/01/23	100	101
Schlumberger Investment
3.650%, 12/01/23	100	105
Shell International Finance
3.250%, 05/11/25	150	150
2.875%, 05/10/26	100	97
2.000%, 11/15/18	200	201
1.875%, 05/10/21	150	147
1.625%, 11/10/18	200	200
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	562
Spectra Energy Partners
3.500%, 03/15/25	100	98
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	505	490
Statoil
3.700%, 03/01/24	100	105

Description	Face Amount (000)	Value (000)

2.450%, 01/17/23	$125	$122
2.250%, 11/08/19	150	151
Suncor Energy
6.100%, 06/01/18	1,040	1,101
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	105
Total Capital Canada
2.750%, 07/15/23	100	99
Total Capital International
2.700%, 01/25/23	100	99
2.100%, 06/19/19	100	100
TransCanada PipeLines
4.875%, 01/15/26	100	111
2.500%, 08/01/22	100	98
1.625%, 11/09/17	671	670
Ultrapar International
5.250%, 10/06/26 (A)	450	441
Valero Energy
9.375%, 03/15/19	29	34
3.650%, 03/15/25	100	99
Western Gas Partners
2.600%, 08/15/18	100	100
Williams Partners
6.300%, 04/15/40	874	933
5.250%, 03/15/20	250	267
3.600%, 03/15/22	100	101

		34,157

Financials — 8.9%
Aflac
3.625%, 06/15/23	100	104
African Development Bank
1.375%, 02/12/20	100	99
1.125%, 09/20/19	100	98
0.875%, 03/15/18	150	149
AIA Group
2.250%, 03/11/19 (A)	424	425
Alleghany
4.950%, 06/27/22	100	108
Allstate
5.750%, 08/15/53 (B)	200	207
American Express Credit
2.375%, 05/26/20	100	100
2.250%, 08/15/19	250	250
1.875%, 11/05/18	150	150
American International Group
4.800%, 07/10/45	400	415
4.500%, 07/16/44	290	286
3.375%, 08/15/20	150	154
3.300%, 03/01/21	150	154
2.300%, 07/16/19	100	101
Ameriprise Financial
5.300%, 03/15/20	100	108
Andina de Fomento
4.375%, 06/15/22	100	106

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Aon
5.000%, 09/30/20	$100	$108
Ares Capital
3.875%, 01/15/20	60	61
Asian Development Bank
2.000%, 01/22/25	100	96
1.750%, 03/21/19	100	100
1.625%, 08/26/20	300	296
1.375%, 01/15/19	100	100
1.125%, 06/05/18	150	150
1.000%, 08/16/19	100	98
0.875%, 04/26/18	100	99
Assurant
4.000%, 03/15/23	74	75
Australia & New Zealand Banking Group NY
2.700%, 11/16/20	250	251
2.550%, 11/23/21	250	248
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	545
Banco Internacional del Peru SAA Interbank
6.625%, 03/19/29 (A) (B)	130	137
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	210	212
4.875%, 11/01/18 (A)	350	352
Bank of America
5.700%, 01/24/22	100	112
4.450%, 03/03/26	130	134
4.200%, 08/26/24	165	168
4.125%, 01/22/24	1,978	2,056
4.100%, 07/24/23	100	105
4.000%, 01/22/25	100	100
3.950%, 04/21/25	200	199
3.500%, 04/19/26	50	49
3.248%, 10/21/27	2,249	2,147
2.650%, 04/01/19	450	455
2.625%, 10/19/20	350	350
2.503%, 10/21/22	100	97
2.250%, 04/21/20	250	249
2.151%, 11/09/20	100	99
2.050%, 12/07/18	405	407
2.000%, 01/11/18	150	150
1.750%, 06/05/18	250	250
Bank of Montreal
2.100%, 12/12/19	65	65
1.800%, 07/31/18	50	50
1.400%, 04/10/18	200	200
Bank of New York Mellon
3.550%, 09/23/21	100	104
3.000%, 02/24/25	100	98
2.500%, 04/15/21	100	100
2.450%, 11/27/20	100	97
2.100%, 08/01/18	200	202
Bank of Nova Scotia
2.800%, 07/21/21	100	101
2.450%, 03/22/21	50	50

Description	Face Amount (000)	Value (000)

2.050%, 10/30/18	$100	$100
1.950%, 01/15/19	50	50
1.650%, 06/14/19	50	49
Barclays
4.375%, 01/12/26	200	204
3.650%, 03/16/25	200	193
2.875%, 06/08/20	250	248
Barrick North America Finance
4.400%, 05/30/21	37	39
BB&T
2.450%, 01/15/20	100	101
2.050%, 05/10/21	300	294
Berkshire Hathaway
3.125%, 03/15/26	200	198
3.000%, 02/11/23	150	152
Berkshire Hathaway Finance
1.700%, 03/15/19	100	100
1.300%, 08/15/19	1,201	1,186
BGEO Group JSC
6.000%, 07/26/23 (A)	350	350
BlackRock
5.000%, 12/10/19	100	109
BMCE Bank
6.250%, 11/27/18	200	206
BNP Paribas
4.250%, 10/15/24	200	200
2.375%, 05/21/20	200	199
BOC Aviation
3.875%, 04/27/26 (A)	200	193
BPCE
2.500%, 07/15/19	250	251
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	50	50
Capital One
1.650%, 02/05/18	1,737	1,734
Capital One Bank USA
2.150%, 11/21/18	250	250
Capital One Financial
4.200%, 10/29/25	100	100
3.750%, 07/28/26	100	97
3.200%, 02/05/25	50	48
2.450%, 04/24/19	100	101
Charles Schwab
4.450%, 07/22/20	100	107
Chubb
5.750%, 05/15/18	100	106
Chubb INA Holdings
3.350%, 05/15/24	100	102
Citigroup
4.400%, 06/10/25	200	204
4.125%, 07/25/28	1,261	1,245
3.750%, 06/16/24	100	102
3.500%, 05/15/23	100	100
3.400%, 05/01/26	100	97

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

3.300%, 04/27/25	$100	$98
3.200%, 10/21/26	818	782
2.900%, 12/08/21	100	100
2.700%, 03/30/21	1,673	1,669
2.650%, 10/26/20	100	100
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	100
2.150%, 07/30/18	70	70
1.800%, 02/05/18	500	500
1.700%, 04/27/18	100	100
Citigroup Global Markets Holdings
24.750%, 03/03/21 (A) (B) (GHS)	1,060	284
0.00%, 03/03/21 (A) (B) (GHS)	1,000	268
Citizens Financial Group
4.300%, 12/03/25	100	102
2.375%, 07/28/21	30	29
CME Group
3.000%, 03/15/25	150	150
CNA Financial
5.875%, 08/15/20	100	110
Comerica
2.125%, 05/23/19	50	50
Commonwealth Bank of Australia
2.250%, 03/13/19	250	251
Cooperatieve Rabobank UA
3.875%, 02/08/22	100	106
3.750%, 07/21/26	685	671
2.250%, 01/14/20	250	250
1.375%, 08/09/19	250	246
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	250	252
3.125%, 12/10/20	250	249
Credit Suisse New York
3.625%, 09/09/24	250	252
1.700%, 04/27/18	250	249
Deutsche Bank
3.700%, 05/30/24	85	83
2.950%, 08/20/20	100	98
1.875%, 02/13/18	250	249
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	470	452
Discover Bank
2.000%, 02/21/18	250	250
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	150
1.500%, 03/16/20	200	199
European Investment Bank
3.250%, 01/29/24	250	261
2.250%, 08/15/22	250	249
2.125%, 10/15/21	300	294
1.875%, 03/15/19	150	151

Description	Face Amount (000)	Value (000)
1.750%, 06/17/19	$300	$301
1.625%, 12/18/18	300	297
1.375%, 06/15/20	250	243
1.250%, 05/15/18	550	544
1.125%, 08/15/18	550	543
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	204
5.375%, 02/08/21 (A)	725	709
Fifth Third Bancorp
2.875%, 07/27/20	250	253
Financiera de Desarrollo
4.750%, 02/08/22 (A)	440	460
FMS Wertmanagement AoeR
1.750%, 03/17/20	200	200
1.375%, 06/08/21	200	193
FS Investment
4.250%, 01/15/20	30	30
Global Bank
4.500%, 10/20/21 (A)	390	380
Goldman Sachs Group
6.150%, 04/01/18	500	526
5.750%, 01/24/22	300	337
4.750%, 10/21/45	1,315	1,388
4.000%, 03/03/24	200	208
3.750%, 05/22/25	350	351
3.625%, 01/22/23	726	742
2.750%, 09/15/20	75	75
2.625%, 04/25/21	100	99
2.600%, 04/23/20	100	100
2.550%, 10/23/19	200	201
2.350%, 11/15/27	45	44
2.300%, 12/13/19	85	85
Hanover Insurance Group
4.500%, 04/15/26	100	100
Hartford Financial Services Group
5.125%, 04/15/22	100	111
HSBC Finance
6.676%, 01/15/21	100	112
HSBC Holdings
4.375%, 11/23/26	570	574
4.250%, 08/18/25	200	202
4.000%, 03/30/22	100	104
3.900%, 05/25/26	1,197	1,205
3.600%, 05/25/23	250	252
3.400%, 03/08/21	1,794	1,824
2.950%, 05/25/21	200	200
2.650%, 01/05/22	200	195
HSBC USA
2.625%, 09/24/18	150	152
2.000%, 08/07/18	100	100
Huntington National Bank
2.000%, 06/30/18	250	250
IDBI Bank
4.125%, 04/23/20	210	211

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Industrial & Commercial Bank of China
2.905%, 11/13/20	$250	$250
ING Bank
2.000%, 11/26/18 (A)	1,495	1,494
Inter-American Development Bank
2.125%, 11/09/20	375	373
2.000%, 06/02/26	150	141
1.875%, 06/16/20	450	449
1.750%, 04/14/22	150	147
1.000%, 05/13/19	100	99
Intercontinental Exchange
4.000%, 10/15/23	150	157
International Bank for Reconstruction & Development
2.500%, 11/25/24	250	248
2.250%, 06/24/21	50	50
2.125%, 02/13/23	100	99
1.875%, 03/15/19	400	397
1.750%, 04/19/23	200	193
1.625%, 03/09/21	350	342
1.375%, 05/24/21	400	388
1.250%, 07/26/19	100	99
1.000%, 06/15/18	300	299
0.875%, 07/19/18	250	248
International Finance
1.625%, 07/16/20	100	100
1.250%, 07/16/18	100	100
1.125%, 07/20/21	100	95
0.875%, 06/15/18	300	298
Intesa Sanpaolo
5.250%, 01/12/24	250	263
Jefferies Group
6.875%, 04/15/21	100	114
JPMorgan Chase
6.000%, 01/15/18	300	313
4.350%, 08/15/21	250	268
3.625%, 05/13/24	1,495	1,455
3.375%, 05/01/23	200	199
3.300%, 04/01/26	100	98
3.200%, 06/15/26	100	98
3.125%, 01/23/25	150	147
2.950%, 10/01/26	1,625	1,551
2.750%, 06/23/20	300	303
2.700%, 05/18/23	100	98
2.550%, 10/29/20	530	529
2.400%, 06/07/21	1,280	1,268
2.250%, 01/23/20	1,653	1,649
1.800%, 01/25/18	250	250
1.700%, 03/01/18	250	250
JPMorgan Chase Bank
8.375%, 03/17/34 (A) (IDR)	3,000,000	224
KeyBank
3.400%, 05/20/26	250	243
KeyCorp
5.100%, 03/24/21	150	164

Description	Face Amount (000)	Value (000)

KFW
2.500%, 11/20/24	$150	$149
2.125%, 01/17/23	250	246
1.875%, 04/01/19	550	550
1.500%, 04/20/20	600	589
1.250%, 09/30/19	150	148
1.000%, 01/26/18	1,000	995
0.875%, 04/19/18	100	100
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	98
1.750%, 04/15/19	100	101
1.000%, 04/04/18	200	199
Lazard Group
3.750%, 02/13/25	50	49
Liberty Mutual Group
4.850%, 08/01/44 (A)	238	235
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	230	243
Lincoln National
3.625%, 12/12/26	100	100
Lloyds Banking Group
4.650%, 03/24/26	250	253
4.582%, 12/10/25	200	201
Loews
2.625%, 05/15/23	100	97
Magyar Export-Import Bank
4.000%, 01/30/20 (A)	450	461
Marsh & McLennan
2.350%, 09/10/19	75	75
MetLife
3.600%, 04/10/24	150	153
Metropolitan Life Global Funding I
3.450%, 12/18/26 (A)	2,054	2,073
1.300%, 04/10/17 (A)	2,266	2,267
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	205
Moody’s
2.750%, 07/15/19	100	101
Morgan Stanley
4.875%, 11/01/22	100	107
4.000%, 07/23/25	100	102
3.875%, 01/27/26	200	202
3.700%, 10/23/24	150	152
3.125%, 07/27/26	1,043	996
2.800%, 06/16/20	100	101
2.650%, 01/27/20	100	100
2.625%, 11/17/21	120	119
2.500%, 01/24/19	250	253
2.375%, 07/23/19	550	552
1.875%, 01/05/18	200	200
MUFG Americas Holdings
3.000%, 02/10/25	200	192
Nasdaq
5.250%, 01/16/18	85	88
National Australia Bank
2.625%, 07/23/20	250	251

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

National Rural Utilities Cooperative Finance
10.375%, 11/01/18	$150	$173
2.700%, 02/15/23	100	99
National Savings Bank
8.875%, 09/18/18 (A)	490	518
Nomura Holdings
2.750%, 03/19/19	150	151
Nordic Investment Bank
1.125%, 03/19/18	200	200
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	148
1.125%, 05/29/18	150	150
Pelabuhan Indonesia III Persero
4.875%, 10/01/24 (A)	200	201
PNC Bank
3.250%, 06/01/25	250	250
2.400%, 10/18/19	250	252
1.800%, 11/05/18	250	250
Pricoa Global Funding I
1.900%, 09/21/18 (A)	736	738
Principal Financial Group
3.400%, 05/15/25	100	99
Private Export Funding
3.250%, 06/15/25	100	103
2.250%, 03/15/20	200	203
Prudential Financial
7.375%, 06/15/19	100	113
5.625%, 06/15/43 (B)	100	104
5.375%, 05/15/45 (B)	100	102
Regions Financial
3.200%, 02/08/21	50	51
Royal Bank of Canada
2.200%, 07/27/18	150	151
2.150%, 03/15/19	200	201
2.000%, 12/10/18	50	50
1.625%, 04/15/19	150	149
1.500%, 07/29/19	1,253	1,237
Royal Bank of Scotland Group
4.800%, 04/05/26	200	200
S&P Global
4.000%, 06/15/25	100	103
Santander Holdings USA
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	99
Santander UK
2.375%, 03/16/20	100	99
Santander UK Group Holdings
3.125%, 01/08/21	100	100
Standard Chartered Bank
10.750%, 03/03/21 (A) (LKR)	76,000	486
7.280%, 06/05/19 (A) (INR)	25,000	376
Sumitomo Mitsui Banking
1.950%, 07/23/18	250	250

Description	Face Amount (000)	Value (000)

Sumitomo Mitsui Financial Group
3.784%, 03/09/26	$50	$51
2.934%, 03/09/21	250	252
2.632%, 07/14/26	100	93
SunTrust Banks
2.900%, 03/03/21	50	51
2.500%, 05/01/19	50	50
Svensk Exportkredit
1.875%, 06/17/19	200	200
Svenska Handelsbanken
1.625%, 03/21/18	250	250
Synchrony Financial
4.500%, 07/23/25	100	103
3.000%, 08/15/19	100	101
TD Ameritrade Holding
2.950%, 04/01/22	200	202
Toronto-Dominion Bank
2.500%, 12/14/20	100	100
2.125%, 07/02/19	150	150
1.950%, 04/02/20 (A)	473	471
1.800%, 07/13/21	100	97
1.625%, 03/13/18	150	150
Travelers
3.900%, 11/01/20	100	106
UBS
2.350%, 03/26/20	250	249
1.375%, 06/01/17	1,334	1,334
Unum Group
4.000%, 03/15/24	50	50
US Bancorp
2.950%, 07/15/22	300	302
2.375%, 07/22/26	250	231
1.950%, 11/15/18	100	101
Voya Financial
2.900%, 02/15/18	77	78
WEA Finance
4.750%, 09/17/44‡ (A)	715	707
Wells Fargo
4.900%, 11/17/45	449	461
4.750%, 12/07/46	545	553
4.125%, 08/15/23	200	207
3.550%, 09/29/25	100	100
3.300%, 09/09/24	100	99
3.000%, 01/22/21	1,623	1,553
2.550%, 12/07/20	85	85
2.100%, 07/26/21	150	146
Wells Fargo Bank
1.750%, 05/24/19	250	249
Westpac Banking
2.850%, 05/13/26	200	192
2.700%, 08/19/26	100	95
2.600%, 11/23/20	150	151
2.250%, 01/17/19	100	100
2.000%, 08/19/21	2,725	2,645
1.600%, 08/19/19	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

XLIT
5.750%, 10/01/21	$74	$82

		95,086

Health Care — 2.3%
Abbott Laboratories
4.900%, 11/30/46	608	624
3.750%, 11/30/26	100	99
3.400%, 11/30/23	50	50
2.900%, 11/30/21	1,586	1,581
2.550%, 03/15/22	150	147
2.350%, 11/22/19	70	70
AbbVie
4.450%, 05/14/46	464	444
3.200%, 11/06/22	400	386
2.850%, 05/14/23	50	49
2.300%, 05/14/21	50	49
1.800%, 05/14/18	3,128	3,130
Actavis Funding
3.800%, 03/15/25	190	190
3.450%, 03/15/22	2,890	2,933
3.000%, 03/12/20	55	56
2.350%, 03/12/18	80	81
Aetna
4.375%, 06/15/46	448	450
3.200%, 06/15/26	205	203
2.800%, 06/15/23	25	24
2.750%, 11/15/22	150	147
2.400%, 06/15/21	25	25
1.900%, 06/07/19	35	35
1.700%, 06/07/18	30	30
Agilent Technologies
3.050%, 09/22/26	65	62
AmerisourceBergen
3.400%, 05/15/24	100	101
Amgen
5.700%, 02/01/19	250	269
3.625%, 05/22/24	150	152
Anthem
3.300%, 01/15/23	200	200
AstraZeneca
2.375%, 11/16/20	150	150
1.950%, 09/18/19	100	100
Baxalta
3.600%, 06/23/22	100	101
Baxter International
2.600%, 08/15/26	100	92
Becton Dickinson
3.125%, 11/08/21	200	205
Biogen
3.625%, 09/15/22	100	103
Boston Scientific
3.375%, 05/15/22	100	102
2.850%, 05/15/20	100	101
Bristol-Myers Squibb
2.000%, 08/01/22	100	97

Description	Face Amount (000)	Value (000)

Cardinal Health
3.200%, 03/15/23	$100	$101
Celgene
3.875%, 08/15/25	100	102
2.250%, 05/15/19	100	100
2.125%, 08/15/18	100	100
Cigna
4.000%, 02/15/22	100	104
CR Bard
3.000%, 05/15/26	50	48
Danaher
3.350%, 09/15/25	30	31
1.650%, 09/15/18	120	120
Eli Lilly
1.250%, 03/01/18	100	100
Express Scripts Holding
4.750%, 11/15/21	100	107
3.900%, 02/15/22	150	156
Gilead Sciences
3.500%, 02/01/25	100	101
2.950%, 03/01/27	2,506	2,398
2.550%, 09/01/20	200	202
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	15
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	101
2.800%, 03/18/23	125	125
Howard Hughes Medical Institute
3.500%, 09/01/23	150	158
Humana
3.850%, 10/01/24	100	102
Johnson & Johnson
2.450%, 12/05/21	300	293
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	100
McKesson
2.284%, 03/15/19	100	100
Medtronic
4.625%, 03/15/45	491	531
3.500%, 03/15/25	100	103
2.750%, 04/01/23	100	99
2.500%, 03/15/20	150	152
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	196
1.850%, 02/10/20	150	150
Millennium Health LLC
0.000%, 04/16/21 (B) (C) (G)	7	1
Mylan
3.950%, 06/15/26	200	187
3.750%, 12/15/20 (A)	100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

New York and Presbyterian Hospital
4.763%, 08/01/16	$545	$510
Novartis Capital
3.400%, 05/06/24	100	103
3.000%, 11/20/25	50	50
Novartis Securities Investment
5.125%, 02/10/19	100	107
Perrigo
4.000%, 11/15/23	200	198
Pfizer
5.200%, 08/12/20	100	111
4.125%, 12/15/46	1,245	1,266
3.000%, 06/15/23	100	102
1.500%, 06/15/18	100	100
Quest Diagnostics
2.500%, 03/30/20	150	150
Sanofi
1.250%, 04/10/18	125	125
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	56
2.875%, 09/23/23	1,063	1,008
2.400%, 09/23/21	100	97
1.900%, 09/23/19	100	99
St. Jude Medical
2.800%, 09/15/20	150	151
Stryker
3.500%, 03/15/26	25	25
3.375%, 11/01/25	50	50
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	145
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/23	65	61
2.200%, 07/21/21	250	239
1.700%, 07/19/19	20	20
1.400%, 07/20/18	50	50
Thermo Fisher Scientific
3.600%, 08/15/21	100	104
2.950%, 09/19/26	30	28
2.400%, 02/01/19	150	151
UnitedHealth Group
3.750%, 07/15/25	50	52
3.350%, 07/15/22	100	103
2.875%, 03/15/22	100	101
2.700%, 07/15/20	130	132
2.300%, 12/15/19	50	51
1.900%, 07/16/18	60	60
Zimmer Biomet Holdings
3.150%, 04/01/22	200	199
Zoetis
3.250%, 02/01/23	50	50

		24,955

Description	Face Amount (000)	Value (000)

Industrials — 1.7%
3M
1.625%, 06/15/19	$100	$100
ABB Finance USA
2.875%, 05/08/22	150	152
AerCap Ireland Capital
4.625%, 10/30/20	225	234
4.500%, 05/15/21	496	514
3.750%, 05/15/19	175	178
Air Lease
3.375%, 01/15/19	150	153
2.125%, 01/15/20	50	49
American Airlines Pass-Through Trust
4.950%, 01/15/23	160	170
Boeing
2.350%, 10/30/21	150	151
Burlington Northern Santa Fe
3.750%, 04/01/24	200	210
3.050%, 03/15/22	100	103
Canadian National Railway
5.550%, 03/01/19	100	108
Canadian Pacific Railway
2.900%, 02/01/25	100	98
Caterpillar
3.900%, 05/27/21	50	53
3.400%, 05/15/24	100	103
Caterpillar Financial Services
2.450%, 09/06/18	150	152
1.350%, 05/18/19	200	197
CSX
3.800%, 11/01/46	1,004	931
Deere
2.600%, 06/08/22	150	149
Dover
4.300%, 03/01/21	100	107
DP World
6.850%, 07/02/37 (A)	510	544
Eaton
2.750%, 11/02/22	200	198
Emerson Electric
2.625%, 02/15/23	100	99
FedEx
3.200%, 02/01/25	200	200
Fortive
3.150%, 06/15/26 (A)	150	148
GATX
2.500%, 07/30/19	150	150
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	1,267	1,328
2.342%, 11/15/20	250	250
General Dynamics
2.250%, 11/15/22	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

General Electric
4.650%, 10/17/21	$150	$164
3.450%, 05/15/24	100	103
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	208
Georgian Railway
7.750%, 07/11/22 (A)	900	958
Honeywell International
4.250%, 03/01/21	125	135
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	106
John Deere Capital
3.350%, 06/12/24	100	102
2.800%, 03/04/21	150	151
1.350%, 01/16/18	100	100
Johnson Controls International
3.625%, 07/02/24 (C)	43	44
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20 (A)	730	782
Koninklijke Philips
5.750%, 03/11/18	100	105
L3 Technologies
5.200%, 10/15/19	125	134
Lockheed Martin
2.900%, 03/01/25	100	98
2.500%, 11/23/20	150	151
Masco
4.375%, 04/01/26	15	15
Mexico City Airport Trust
4.250%, 10/31/26 (A)	200	196
Norfolk Southern
3.250%, 12/01/21	100	103
2.900%, 06/15/26	35	33
Northrop Grumman
3.500%, 03/15/21	100	104
3.250%, 08/01/23	50	51
Owens Corning
4.200%, 12/01/24	100	102
PACCAR Financial
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	152
Pentair Finance
3.625%, 09/15/20	100	102
Pitney Bowes
4.625%, 03/15/24	100	98
Precision Castparts
2.500%, 01/15/23	150	148
Raytheon
2.500%, 12/15/22	150	149
Red de Carreteras de Occidente
9.000%, 06/10/28 (A) (MXN)	6,100	270

Description	Face Amount (000)	Value (000)

Republic Services
3.550%, 06/01/22	$150	$156
Roper Technologies
2.800%, 12/15/21	308	308
2.050%, 10/01/18	100	100
Ryder System
2.550%, 06/01/19	95	96
Southwest Airlines
2.750%, 11/06/19	50	50
Stanley Black & Decker
2.900%, 11/01/22	100	100
TTX
2.250%, 02/01/19 (A)	922	921
Union Pacific
3.646%, 02/15/24	100	104
3.250%, 08/15/25	100	102
United Airlines 2014-2 Class A Pass Through Trust
3.750%, 09/03/26	94	95
United Parcel Service
5.125%, 04/01/19	100	107
3.125%, 01/15/21	45	47
United Technologies
3.100%, 06/01/22	100	103
2.650%, 11/01/26	130	125
1.950%, 11/01/21	50	49
1.778%, 05/04/18 (C)	3,974	3,975
1.500%, 11/01/19	50	49
Verisk Analytics
4.000%, 06/15/25	50	51
Waste Management
3.500%, 05/15/24	100	103

		18,554

Information Technology — 1.2%
Activision Blizzard
3.400%, 09/15/26 (A)	50	47
Alibaba Group Holding
2.500%, 11/28/19	250	251
Alphabet
3.375%, 02/25/24	100	104
Apple
3.850%, 08/04/46	1,584	1,518
3.450%, 05/06/24	100	103
3.250%, 02/23/26	135	135
2.700%, 05/13/22	200	201
2.450%, 08/04/26	50	47
2.400%, 05/03/23	200	195
2.250%, 02/23/21	50	50
2.100%, 05/06/19	300	303
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	48
1.000%, 05/03/18	100	100
Applied Materials
2.625%, 10/01/20	50	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Arrow Electronics
3.500%, 04/01/22	$100	$99
Automatic Data Processing
2.250%, 09/15/20	50	50
Baidu
4.125%, 06/30/25	310	313
3.250%, 08/06/18	200	203
Cisco Systems
4.950%, 02/15/19	100	107
4.450%, 01/15/20	200	214
3.625%, 03/04/24	100	104
3.500%, 06/15/25	50	52
2.950%, 02/28/26	50	50
2.500%, 09/20/26	100	95
1.850%, 09/20/21	100	98
Corning
1.500%, 05/08/18	100	100
Diamond 1 Finance
8.350%, 07/15/46 (A)	304	374
8.100%, 07/15/36 (A)	309	368
6.020%, 06/15/26 (A)	60	65
5.450%, 06/15/23 (A)	85	90
4.420%, 06/15/21 (A)	100	103
3.480%, 06/01/19 (A)	265	271
eBay
2.875%, 08/01/21	150	150
Fidelity National Information Services
5.000%, 10/15/25	100	109
3.500%, 04/15/23	150	152
Fiserv
2.700%, 06/01/20	100	100
Harris
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25	100	103
3.600%, 10/15/20	150	152
2.850%, 10/05/18	100	101
HP
4.650%, 12/09/21	100	107
Intel
3.700%, 07/29/25	25	26
3.300%, 10/01/21	100	104
2.700%, 12/15/22	250	251
2.450%, 07/29/20	60	61
International Business Machines
3.450%, 02/19/26	50	51
2.875%, 11/09/22	150	151
2.250%, 02/19/21	50	50
1.875%, 08/01/22	150	144
1.125%, 02/06/18	100	100
Juniper Networks
4.500%, 03/15/24	50	51
Keysight Technologies
3.300%, 10/30/19	100	102

Description	Face Amount (000)	Value (000)

KLA-Tencor
3.375%, 11/01/19	$150	$154
Lam Research
2.800%, 06/15/21	50	50
Mastercard
2.950%, 11/21/26	50	49
Microsoft
4.000%, 02/08/21	150	161
3.625%, 12/15/23	100	105
3.125%, 11/03/25	200	202
2.400%, 08/08/26	100	95
2.375%, 02/12/22	200	199
1.625%, 12/06/18	150	151
Motorola Solutions
3.500%, 09/01/21	100	101
NetApp
3.375%, 06/15/21	50	51
NVIDIA
2.200%, 09/16/21	250	244
Oracle
4.000%, 07/15/46	536	513
3.850%, 07/15/36	922	900
2.950%, 05/15/25	100	98
2.650%, 07/15/26	300	285
2.500%, 05/15/22	150	149
2.400%, 09/15/23	50	48
2.375%, 01/15/19	150	152
2.250%, 10/08/19	200	202
1.900%, 09/15/21	90	88
QUALCOMM
3.000%, 05/20/22	100	101
1.400%, 05/18/18	100	100
Seagate HDD Cayman
4.750%, 01/01/25	100	95
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	50
Texas Instruments
1.000%, 05/01/18	100	100
Total System Services
4.800%, 04/01/26	100	108
Tyco Electronics Group
2.350%, 08/01/19	50	50
Visa
3.150%, 12/14/25	200	201
2.800%, 12/14/22	100	101
2.200%, 12/14/20	100	100
Xerox
4.500%, 05/15/21	150	156
Xilinx
2.125%, 03/15/19	50	50

		13,237

Materials — 0.7%
Air Products & Chemicals
3.350%, 07/31/24	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Airgas
3.650%, 07/15/24	$100	$104
Barrick
4.100%, 05/01/23	32	33
Barrick PD Australia Finance Pty
5.950%, 10/15/39	396	419
BHP Billiton Finance USA
6.500%, 04/01/19	125	137
Celanese US Holdings
5.875%, 06/15/21	20	22
4.625%, 11/15/22	20	21
Dow Chemical
8.550%, 05/15/19	225	258
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	107
2.800%, 02/15/23	100	98
Eastman Chemical
3.600%, 08/15/22	150	154
Ecolab
3.250%, 01/14/23	100	102
Goldcorp
3.700%, 03/15/23	50	49
International Paper
7.950%, 06/15/18	74	80
LyondellBasell Industries
5.000%, 04/15/19	200	211
4.625%, 02/26/55	871	810
Mexichem
5.875%, 09/17/44 (A)	490	437
Monsanto
2.125%, 07/15/19	100	100
Nacional del Cobre de Chile
4.875%, 11/04/44 (A)	152	149
3.875%, 11/03/21 (A)	1,274	1,300
Newmont Mining
3.500%, 03/15/22	100	102
Packaging Corp of America
3.650%, 09/15/24	100	100
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	99
PPG Industries
2.300%, 11/15/19	100	100
Praxair
3.000%, 09/01/21	150	153
Rio Tinto Finance USA
3.750%, 06/15/25	200	206
Sherwin-Williams
3.450%, 08/01/25	100	99
Southern Copper
3.875%, 04/23/25	30	30
Vale Overseas
6.875%, 11/21/36	770	758
4.375%, 01/11/22	250	246

Description	Face Amount (000)	Value (000)

Vulcan Materials
7.500%, 06/15/21	$50	$59
Westlake Chemical
5.000%, 08/15/46 (A)	570	563
3.600%, 08/15/26 (A)	100	96
WestRock RKT
4.450%, 03/01/19	100	104

		7,409

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/20‡	50	50
American Tower
4.700%, 03/15/22‡	150	160
3.400%, 02/15/19‡	100	102
2.250%, 01/15/22‡	50	48
AvalonBay Communities
3.500%, 11/15/24‡	100	101
Boston Properties
3.850%, 02/01/23	100	103
3.700%, 11/15/18‡	100	103
2.750%, 10/01/26‡	2,319	2,120
Brixmor Operating Partnership
3.875%, 08/15/22‡	30	31
3.250%, 09/15/23‡	100	97
Camden Property Trust
3.500%, 09/15/24‡	100	99
CBL & Associates
5.250%, 12/01/23‡	150	148
Crown Castle International
5.250%, 01/15/23‡	100	108
3.700%, 06/15/26‡	35	34
2.250%, 09/01/21‡	55	53
DDR
3.500%, 01/15/21‡	100	102
Digital Realty Trust
3.625%, 10/01/22‡	100	101
Duke Realty
3.750%, 12/01/24‡	100	101
EPR Properties
4.750%, 12/15/26‡	50	50
ERP Operating
4.625%, 12/15/21	120	130
Essex Portfolio
3.375%, 04/15/26‡	100	97
HCP
5.375%, 02/01/21‡	200	218
Hospitality Properties Trust
5.250%, 02/15/26‡	100	101
5.000%, 08/15/22‡	100	106
Host Hotels & Resorts
3.750%, 10/15/23‡	100	98
Kimco Realty
4.250%, 04/01/45‡	350	336
3.200%, 05/01/21‡	50	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Liberty Property
4.125%, 06/15/22‡	$100	$104
National Retail Properties
4.000%, 11/15/25‡	35	36
3.600%, 12/15/26‡	100	98
Omega Healthcare Investors
4.375%, 08/01/23‡	50	50
Realty Income
3.250%, 10/15/22‡	100	101
Senior Housing Properties Trust
3.250%, 05/01/19‡	150	150
Simon Property Group
3.375%, 10/01/24‡	125	126
3.300%, 01/15/26‡	100	100
2.200%, 02/01/19‡	150	151
UDR
4.625%, 01/10/22‡	719	770
4.000%, 10/01/25‡	50	51
Ventas Realty
4.250%, 03/01/22‡	100	106
3.750%, 05/01/24‡	50	51
2.700%, 04/01/20‡	100	100
VEREIT Operating Partnership
4.875%, 06/01/26‡	20	20
4.600%, 02/06/24‡	15	15
4.125%, 06/01/21‡	10	10
3.000%, 02/06/19‡	25	25
Vornado Realty
2.500%, 06/30/19‡	100	100
Weingarten Realty Investors
3.250%, 08/15/26‡	50	47
Welltower
5.250%, 01/15/22‡	100	110
Weyerhaeuser
4.625%, 09/15/23‡	100	107
WP Carey
4.600%, 04/01/24‡	50	51

		7,327

Telecommunication Services — 1.3%
America Movil
5.000%, 03/30/20	200	214
AT&T
5.150%, 03/15/42	191	190
5.000%, 03/01/21	200	215
4.500%, 03/09/48	404	363
4.300%, 12/15/42	429	384
4.125%, 02/17/26	200	203
3.600%, 02/17/23	3,653	3,684
3.400%, 05/15/25	150	145
3.000%, 06/30/22	195	191
2.625%, 12/01/22	125	120
2.450%, 06/30/20	250	248
2.300%, 03/11/19	230	231
British Telecommunications
2.350%, 02/14/19	140	141

Description	Face Amount (000)	Value (000)

Deutsche Telekom International Finance
6.750%, 08/20/18	$100	$108
Digicel
6.000%, 04/15/21 (A)	280	253
Orange
4.125%, 09/14/21	100	106
RELX Capital
3.125%, 10/15/22	100	99
Rogers Communications
6.800%, 08/15/18	50	54
2.900%, 11/15/26	50	47
Telefonica Emisiones
3.192%, 04/27/18	250	254
Thomson Reuters
6.500%, 07/15/18	100	107
3.350%, 05/15/26	100	97
Verizon Communications
5.150%, 09/15/23	3,068	3,392
4.862%, 08/21/46	191	194
4.500%, 09/15/20	250	267
4.272%, 01/15/36	1,641	1,571
3.650%, 09/14/18	150	155
2.625%, 02/21/20	235	225
1.750%, 08/15/21	50	48
Vodafone Group
2.500%, 09/26/22	100	96
1.500%, 02/19/18	150	149

		13,551

Utilities — 2.9%
Abengoa Transmision
6.875%, 04/30/43 (A)	249	256
American Water Capital
3.400%, 03/01/25	100	102
Arizona Public Service
3.150%, 05/15/25	50	50
Berkshire Hathaway Energy
3.750%, 11/15/23	100	105
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	98
Cleco Corporate Holdings
3.743%, 05/01/26 (A)	100	98
CMS Energy
6.250%, 02/01/20	100	111
3.000%, 05/15/26	40	38
Comision Federal de Electricidad
4.875%, 01/15/24 (A)	215	214
4.750%, 02/23/27 (A)	200	192
Consolidated Edison Company of New York
5.850%, 04/01/18	100	105
Consolidated Edison of New York
5.700%, 12/01/36	575	686

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Delmarva Power & Light
4.150%, 05/15/45	$798	$818
Dominion Gas Holdings
4.600%, 12/15/44	167	166
2.800%, 11/15/20	150	152
2.500%, 12/15/19	1,300	1,314
Dominion Resources
2.962%, 07/01/19	1,226	1,241
1.900%, 06/15/18	200	200
DTE Energy
2.400%, 12/01/19	100	101
Duke Energy
5.050%, 09/15/19	200	216
3.950%, 10/15/23	150	157
2.100%, 06/15/18	50	50
Duke Energy Carolinas
2.950%, 12/01/26	50	49
Enel Generacion Chile
4.250%, 04/15/24	50	50
Entergy
5.125%, 09/15/20	100	108
4.000%, 07/15/22	50	52
Entergy Louisiana
2.400%, 10/01/26	100	93
Exelon
5.625%, 06/15/35	243	269
3.400%, 04/15/26	100	98
2.850%, 06/15/20	200	202
1.550%, 06/09/17	778	777
FirstEnergy Transmission
5.450%, 07/15/44 (A)	654	694
Fortis
3.055%, 10/04/26 (A)	1,758	1,644
2.100%, 10/04/21 (A)	877	848
ITC Holdings
5.300%, 07/01/43	657	719
3.650%, 06/15/24	25	25
Jersey Central Power & Light
4.700%, 04/01/24 (A)	1,243	1,323
Kansas City Power & Light
3.650%, 08/15/25	100	100
Listrindo Capital BV
4.950%, 09/14/26 (A)	250	244
Majapahit Holding BV
7.750%, 01/20/20 (A)	190	213
Metropolitan Edison
7.700%, 01/15/19	100	110
MidAmerican Energy
2.400%, 03/15/19	138	140
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,420
2.056%, 09/01/17	1,418	1,424
NiSource Finance
6.400%, 03/15/18	105	111

Description	Face Amount (000)	Value (000)

Northern States Power
2.600%, 05/15/23	$100	$99
2.200%, 08/15/20	50	50
NSTAR Electric
2.700%, 06/01/26	50	48
2.375%, 10/15/22	100	98
Oncor Electric Delivery
7.000%, 09/01/22	100	122
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
3.500%, 10/01/20	150	156
2.950%, 03/01/26	50	49
PECO Energy
3.150%, 10/15/25	100	100
Perusahaan Gas Negara Persero
5.125%, 05/16/24 (A)	450	462
PPL Capital Funding
3.500%, 12/01/22	150	153
Progress Energy
7.750%, 03/01/31	1,354	1,863
PSEG Power
3.000%, 06/15/21	50	50
Public Service Electric & Gas
3.050%, 11/15/24	25	25
2.300%, 09/15/18	100	101
Puget Energy
6.500%, 12/15/20	100	113
Sempra Energy
9.800%, 02/15/19	2,664	3,086
3.750%, 11/15/25	100	101
3.550%, 06/15/24	100	101
Southern
4.400%, 07/01/46	676	668
2.750%, 06/15/20	100	101
2.450%, 09/01/18	200	202
2.350%, 07/01/21	936	920
1.850%, 07/01/19	100	100
Southern California Edison
3.500%, 10/01/23	150	156
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
2.750%, 10/01/26	50	47
State Grid Overseas Investment
2.875%, 05/18/26 (A)	260	245
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	515	512
Trinidad Generation UnLtd
5.250%, 11/04/27 (A)	200	194
Union Electric
3.500%, 04/15/24	150	154

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Virginia Electric & Power
4.000%, 11/15/46	$558	$556
3.100%, 05/15/25	100	100
WEC Energy Group
1.650%, 06/15/18	1,109	1,108
Wisconsin Public Service
1.650%, 12/04/18	30	30
Xcel Energy
3.350%, 12/01/26	100	100
2.600%, 03/15/22	777	774
1.200%, 06/01/17	1,015	1,014

		31,044

Total Corporate Obligations (Cost $287,598) (000)		285,010

MORTGAGE-BACKED SECURITIES — 15.3%
Agency Mortgage-Backed Obligations — 13.9%
FHLMC
4.500%, 08/01/40-04/01/46	3,837	4,151
4.000%, 07/01/24-10/01/46	8,586	9,062
3.500%, 01/01/41-08/01/46	9,907	10,165
3.000%, 01/15/43-01/15/43	9,000	8,937
FNMA
5.500%, 07/01/34-03/01/41	2,837	3,181
5.000%, 12/01/34-02/01/41	1,262	1,393
4.500%, 01/01/30-08/01/40	6,217	6,693
4.000%, 02/01/32-08/01/46	19,180	20,207
3.500%, 01/01/41-06/01/46	24,241	24,883
3.000%, 01/16/26-01/15/43	29,420	29,432
2.500%, 01/01/26-01/01/26	7,485	7,497
GNMA
4.000%, 01/01/40-01/01/40	7,200	7,644
3.500%, 01/15/41-01/15/41	14,845	15,436

		148,681

Non-Agency Mortgage-Backed Obligations — 1.4%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33-12/25/33	960	962
5.750%, 10/25/33-10/25/33	78	80
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30-12/10/30 (A)	829	834
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46-11/10/46	356	382
3.720%, 11/10/26-11/10/26	418	432
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1 0.734%, 06/25/47-06/25/47 (A)(B)	469	406
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.238%, 07/10/45-07/10/45 (B)	444	481
3.983%, 10/10/46-10/10/46	610	647

Description	Face Amount (000)	Value (000)

3.902%, 07/10/50-07/10/50	$23	$24
3.759%, 08/10/48-08/10/48	540	564
3.708%, 07/10/48-07/10/48	330	342
2.941%, 01/10/46-01/10/46	170	172
Commercial Mortgage Trust, Ser 2015-3BP, Cl A 3.178%, 02/10/35-02/10/35 (A)	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 4A4
5.750%, 11/25/33-11/25/33	95	99
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49-11/15/49	429	430
CSMC Trust, Ser 2014-USA, Cl A2 3.953%, 09/15/37-09/15/37 (A)	302	308
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50-05/10/50	59	60
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/46-11/10/46	18	19
3.135%, 06/10/46-06/10/46	159	162
2.954%, 11/05/34-11/05/34 (A)	946	946
2.933%, 06/05/31-06/05/31 (A)	1,475	1,496
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35-02/25/35	102	103
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.944%, 05/19/34-05/19/34 (B)	58	59
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.147%, 02/25/35-02/25/35 (B)	279	275
3.048%, 06/25/35-06/25/35 (B)	160	160
2.915%, 04/25/35-04/25/35 (B)	75	74
2.770%, 11/25/33-11/25/33 (B)	193	183
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.689%, 05/25/36-05/25/36 (B)	353	341
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46-10/15/46 (B)	327	352
4.220%, 07/15/46-07/15/46 (B)	250	267
4.064%, 01/15/24-01/15/24	122	129
3.787%, 01/15/47-01/15/47	224	234
3.249%, 02/15/48-02/15/48	444	447
3.102%, 10/15/26-10/15/26	404	396
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29-07/13/29 (A)	662	684

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
2.993%, 06/25/34-06/25/34 (B)	$329	$325
Wedgewood Real Estate Trust, Ser 2016-1, Cl A1 3.450%, 07/15/46-07/15/46 (A)(B)	3	3
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 11/15/26-11/15/26	407	421
3.789%, 12/15/47-12/15/47	366	381
3.640%, 12/15/59-12/15/59	398	406
3.617%, 09/15/57-09/15/57	96	99
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.065%, 10/25/33-10/25/33 (B)	730	730
2.987%, 06/25/35-06/25/35 (B)	184	189

		15,117

Total Mortgage-Backed Securities (Cost $165,081) (000)		163,798

LOAN PARTICIPATIONS — 9.5%
Aerospace/Defense — 0.1%
Transdigm Inc., Extended Term Loan F, 1st Lien
3.750%, 06/09/23	498	502
Transdigm Inc., Term Loan D, 1st Lien
3.750%, 06/04/21	136	137
Transdigm Inc., Tranche D Term Loan, 1st Lien
3.750%, 06/04/21	10	10

		649

Airlines — 0.1%
American Airlines, Inc., 2015 Term Loan (New), 1st Lien
3.256%, 06/27/20	750	753

Automotive — 0.1%
Chrysler Group LLC, Term Loan B, 1st Lien
3.500%, 05/24/17	158	158
Horizon Global Corp., Term Loan B, 1st Lien
7.000%, 06/30/21	543	552
MPG Holdco I Inc., Term Loan B-1, 1st Lien
3.750%, 10/20/21	194	195
TI Group Automotive Systems LLC, Initial Term Loan, 1st Lien
4.500%, 06/30/22	622	629

		1,534

Description	Face Amount (000)	Value (000)
Broadcasting — 0.1%
Mission Broadcasting, Term Loan B
3.000%, 09/26/23	$61	$61
Nexstar Broadcasting, Term Loan B
3.000%, 09/26/23	680	685

		746

Building Materials — 0.4%
American Builders & Contractors Supply Company Inc., Term Loan B, 1st Lien
3.520%, 09/23/23	621	627
C.H.I. Overhead Doors, Inc., Initial Term Loan,
4.500%, 07/29/22	499	499
Headwaters Inc., Term Loan B, 1st Lien
4.000%, 03/24/22	24	24
Jeld-Wen, Inc., Replacement Term B-2 Loan, 1st Lien
4.750%, 07/01/22	1,248	1,262
PGT Inc., Initial Term Loan, 1st Lien
6.750%, 02/16/22	650	648
PGT, Inc., Initial Term Loan, 1st Lien
6.750%, 02/16/22	83	83
Priso Acquisition Corp., Initial Term Loan, 1st Lien
4.500%, 05/09/22	744	749
Quikrete Holdings, Inc., Initial Loan,
4.000%, 11/03/23	500	505
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.250%, 08/25/22	237	240
SRS Distribution Inc., Tranche B-1 Loan, 1st Lien
5.250%, 08/25/22	50	51
Tecomet Inc., Initial Term Loan, 1st Lien
5.750%, 11/25/21	98	98

		4,786

Chemicals — 0.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B-2, 1st Lien
5.130%, 09/13/23	427	429
Allnex (Luxembourg) & Cy SCA, Term Loan B-3, 1st Lien
5.130%, 06/02/23	321	323
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan,
5.000%, 11/03/23	190	191
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan,
5.000%, 11/03/23	247	248

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Berry Plastics Corp., Term Loan D, 1st Lien
3.500%, 02/08/20	$970	$976
Entegris Inc., Term Loan B, 1st Lien
3.500%, 04/30/21	13	13
Huntsman International LLC, 2023 Term B Loan, 1st Lien
3.963%, 04/01/23	480	484
3.783%, 04/01/23	178	180
Ineos Styrolution US Holding LLC, Initial Term Loan, 1st Lien
4.750%, 09/30/21	331	335
Ineos US Finance LLC, Initial Term Loan, 1st Lien
3.750%, 05/04/18	805	807
IPS Corp., 1st Lien
0.217%, 12/14/23	500	497
IPS Corp., 2nd Lien
0.254%, 12/14/24	250	246
Nexeo Solutions LLC, Initial Term Loan, 1st Lien
5.250%, 06/09/23	746	752
Ravago Holdings America Inc., Initial Term Loan, 1st Lien
5.000%, 07/13/23	672	678
SIG Combibloc Holdings SCA, Initial Term Loan, 1st Lien
4.000%, 03/11/22	768	773
Solenis International LP, Initial Term Loan, 1st Lien
4.250%, 07/31/21	489	489
Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien
4.750%, 11/30/23	545	551
Tricorbraun Holdings, Inc., Delayed Draw Term Loan,
3.750%, 11/29/17	55	55
Tronox Pigments (Netherlands) B. V., New Term Loan, 1st Lien
4.500%, 03/19/20	750	753
Univar USA Inc., Initial Term Loan, 1st Lien
4.250%, 07/01/22	718	724
US Farathane LLC, Term Loan B-2, 1st Lien
5.750%, 12/23/21	481	481

		9,985

Computers & Electronics — 1.6%
AF Borrower LLC, Initial Term Loan, 1st Lien
6.250%, 01/28/22	744	746

Description	Face Amount (000)	Value (000)
Applied Systems 1/14 Cov-Lite TL
4.000%, 01/25/21	$748	$755
Aricent Technologies, Initial Term Loan, 1st lien
5.500%, 04/14/21	200	193
Aricent Technologies, Initial Term Loan, 2nd Lien
9.500%, 04/14/22	550	467
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 1st Lien
3.704%, 02/01/23	858	870
Campaign Monitor Finance Property Limited, Initial Term Loan, 1st Lien
6.250%, 03/18/21	48	46
Dell, Term Loan A1
2.610%, 12/31/18	1,000	999
Electrical Components International Inc., Initial Term Loan, 1st Lien
5.750%, 05/28/21	496	496
Epicor Software Corp., Term Loan B, 1st Lien
4.750%, 06/01/22	748	750
Global Healthcare Exchange LLC, Term Loan B, 1st Lien
5.250%, 08/15/22	99	99
Hyland Software Inc., Initial Term Loan, 1st Lien
4.750%, 07/01/22	585	588
Infor (US) Inc., Term Loan B, 1st Lien
3.750%, 06/03/20	686	686
Internet Brands 7/14 TL
4.750%, 07/08/21	500	502
ION Trading Technologies S.A.R.L., Term Loan B-1, 1st Lien
4.250%, 08/11/23	137	137
Kronos Incorporated, Initial Term Loan,
5.000%, 10/20/23	799	808
Landslide Holdings Inc., Initial Term Loan, 1st Lien
5.500%, 09/27/22	231	234
MA Financeco LLC, Term Loan B-2, 1st Lien
4.520%, 11/19/21	195	197
Magic Newco LLC, Initial Term Loan, 1st Lien
5.000%, 12/12/18	485	489
Mediware Information Systems Inc., Initial Term Loan, 1st Lien
5.750%, 09/28/23	246	247

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
MH Sub I LLC, Initial Term Loan, 1st Lien
4.750%, 07/08/21	$122	$123
Microsemi Corp., Term Loan B, 1st Lien
3.750%, 12/17/22	634	639
MRI Software LLC, Initial Term Loan, 1st Lien
5.250%, 06/23/21	498	493
NXP BV, Term Loan F, 1st Lien
3.405%, 12/07/20	413	415
Oberthur, Term Loan B-1, 1st Lien
0.000%, 12/14/23 (D)	242	244
Oberthur, Term Loan B-2, 1st Lien
0.000%, 12/14/23 (D)	392	396
ON Semiconductor Corporation, 2016 New Replacement Term Loan,
4.020%, 03/31/23	866	876
Onex Carestream Finance LP, Initial Term Loan, 1st Lien
5.000%, 06/07/19	433	419
Quintiles IMS Incorporated, Term B Dollar Loan, 1st Lien
3.500%, 03/17/21	547	550
Spectrum Brands, Inc., 2016 Replacement USD Term Loan,
5.250%, 06/23/22	—	—
3.618%, 06/23/22	197	199
3.497%, 06/23/22	458	464
SS&C European Hodlings, Term Loan B-2, 1st Lien
4.000%, 07/08/22	48	49
SS&C Technologies Inc., Term Loan B-1, 1st Lien
4.000%, 07/08/22	470	476
Sungard Availability Services Capital, Inc., Initial Term Loan, 1st Lien
6.000%, 03/29/19	500	483
TV Borrower US LLC, Intial Term Loan, 1st Lien
6.000%, 01/08/21	489	487
Wall Street Systems Delaware Inc., Initial Term Loan, 1st Lien
4.750%, 04/09/21	699	699
Western Digital Corp., Term Loan B, 1st Lien
4.500%, 04/29/23	398	404

		16,725

Description	Face Amount (000)	Value (000)
Consumer Nondurables — 0.1%
Coty Inc., New Term B USD Loan, 1st Lien
3.092%, 10/27/22	$99	$99
Galleria Co., Term Loan B, 1st Lien
3.750%, 01/26/23	175	176
NM Z Parent Inc. (aka Zep Inc.), 2016 Term Loan, 1st Lien
5.000%, 06/27/22	246	248
Prestige Brands Inc., Term Loan B-3, 1st Lien
3.500%, 09/03/21	653	657

		1,180

Educational Services — 0.0%
Education Management II LLC, Term Loan A, 1st Lien
5.500%, 07/02/20	129	30
Education Management II LLC, Term Loan B, 1st Lien
2.000%, 07/02/20	242	8

		38

Entertainment & Leisure — 0.3%
AMC Entertainment Inc., Initial Term Loan, 1st Lien
4.000%, 12/15/22	721	728
BC Equity Ventures LLC, Initial Term Loan, 1st Lien
7.500%, 08/24/22	499	501
ClubCorp Club Operations Inc. , Term Loan B, 1st Lien
4.000%, 12/15/22	868	877
Intrawest
4.500%, 12/09/20	750	759

		2,865

Financial Services — 0.3%
Altisource Solutions S.A R.L., Term Loan B, 1st Lien
4.500%, 12/09/20	435	425
Bats Global Markets Inc., Term Loan B, 1st Lien
4.106%, 06/30/23	451	453
Citco III Limited, Initial Term Loan , 1st Lien
4.250%, 06/29/18	969	971
Duff & Phelps Investment Management Co., Initial Term Loan, 1st Lien
4.750%, 03/14/20	497	501
NXT Capital, Inc. (NXT Capital, LLC), Term Loan, 1st Lien
5.500%, 11/23/22	750	757

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Walter Investment Management Corp., Initial Term Loan, 1st Lien
4.750%, 12/18/20	$475	$450

		3,557

Food & Beverage — 0.4%
B&G Foods Inc., Term Loan B, 1st Lien
3.750%, 11/02/22	597	605
Constellation Brands, Term Loan B
4.750%, 11/15/23	500	505
Del Monte Foods Inc., Initial Term Loan, 1st Lien
6.000%, 02/18/21	1	1
4.250%, 02/18/21	485	444
Pinnacle Foods Group LLC, Term Loan G, 1st Lien
3.387%, 04/29/20	871	878
US Foods Inc., Term Loan B, 1st Lien
3.750%, 06/27/23	1,490	1,505

		3,938

Forest Products — 0.1%
LBM Borrower, 1st Lien
6.250%, 08/20/22	131	130
LBM, 1st Lien
6.250%, 08/20/22	313	310
Prolamina, Term Loan, 1st Lien
5.000%, 11/17/23	500	505
Prolamina, Term Loan, 2nd Lien
9.500%, 11/18/24	125	125

		1,070

Gaming & Hotels — 0.1%
Amaya Holdings BV, Term Loan B, 1st Lien
5.000%, 08/01/21	252	253
Hilton Worldwide Finance LLC, Initial Term Loan, 1st Lien
3.500%, 10/26/20	47	47
Hilton Worldwide Holdings Inc., Extended Term Loan, 1st Lien
3.256%, 10/25/23	638	645
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
3.520%, 04/25/23	268	271

		1,216

Gaming And Hotels — 0.1%
Four Seasons Holdings Inc., Term Loan 2013, 1st Lien
3.750%, 11/30/23	750	758

Description	Face Amount (000)	Value (000)
Health Care — 0.9%
ABB/Con-Cise Optical Group LLC, Initial Term Loan,
7.750%, 06/15/23	$3	$3
6.000%, 06/15/23	85	86
ABB/Con-cise Optical Group LLC, Initial Term Loan, 1st Lien
6.000%, 06/15/23	662	670
Alere Inc., Term Loan B, 1st Lien
4.250%, 06/20/22	131	131
Alliance HealthCare Services Inc., Initial Term Loan, 1st Lien
4.250%, 06/03/19	479	472
Alvogen Pharma US Inc., Initial Term Loan, 1st Lien
6.000%, 04/01/22	337	325
AMAG Pharmaceuticals Inc., Initial Term Loan, 1st Lien
4.750%, 08/17/21	483	482
Amneal Pharmaceuticals LLC, Term Loan B, 1st Lien
6.250%, 11/01/19	2	2
4.500%, 11/01/19	557	557
CHS/Community Health Systems Inc., Term Loan G, 1st Lien
3.750%, 12/31/19	837	811
Drumm Investors LLC, Initial Term Loan, 1st Lien
9.500%, 05/04/18	517	505
Endo Luxembourg Finance Company I S.à r.l., Term Loan B, 1st Lien
3.750%, 09/26/22	216	217
HCA Inc., Tranche B-6 Term Loan,
3.856%, 03/01/23	1,000	1,012
Iasis Healthcare LLC , Term Loan B-2, 1st Lien
4.500%, 05/03/18	632	626
JLL/Delta Dutch Newco BV, Initial Term Loan, 1st Lien
4.250%, 03/11/21	488	491
Kinetic Concepts Inc., Term Loan F, 1st Lien
5.000%, 11/04/20	488	488
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, 11/03/20	497	501
Surgical Care Affliates, 1st Lien
3.750%, 03/17/22	748	752
Valeant Pharmaceuticals International Inc., Delayed Draw Term Loan A, 1st Lien
4.500%, 04/01/20	122	120

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Valeant Pharmaceuticals International Inc., Term Loan E, 1st Lien
5.250%, 08/05/20	$833	$830
Zest Anchors, 1st Lien
0.000%, 08/16/20 (D)	500	501

		9,582

Home Furnishings — 0.1%
Serta Simmons Bedding, LLC, Initial Term Loan,
4.500%, 10/20/23	826	834

		834

Insurance — 0.5%
Acrisure LLC, Term Loan
0.500%, 11/02/23	116	117
Acrisure LLC, Term Loan B, 1st Lien
5.750%, 11/02/23	634	641
Alliant Holdings Intermediate LLC, Initial Term Loan, 1st Lien
4.753%, 08/12/22	197	198
Alliant Holdings Intermediate LLC, Term Loan B-2, 1st Lien
5.250%, 08/12/22	498	502
Hub International 10/13 (USD), Term Loan
4.000%, 10/02/20	598	603
National Financial Partners Corp., Initial Term Loan, 1st Lien
4.500%, 07/01/20	842	848
NFP Corp., Term Loan B, 1st Lien
4.500%, 12/09/23	821	827
Sedgwick Claims Management Services Inc., Initial Term Loan, 1st Lien
4.250%, 03/01/21	746	753
USI Inc., Term Loan B, 1st Lien
4.250%, 12/27/19	789	792

		5,281

Leasing — 0.1%
Fly Funding II S.à r.l., Loan, 1st Lien
3.640%, 08/09/19	739	744

Machinery — 0.2%
Blount International Inc., Initial Term Loan
8.750%, 04/12/23	1	1
Blount International Inc., Initial Term Loan, 1st Lien
7.250%, 04/12/23	498	502

Description	Face Amount (000)	Value (000)
CPM Holdings Inc., Term Loan B, 1st Lien
6.000%, 04/01/22	$422	$426
Culligan Term Loan
5.000%, 11/17/23	250	252
Douglas Dynamics LLC, Initial Term Loan, 1st Lien
5.250%, 12/31/21	448	450
Safway Group Holding LLC , Term Loan B, 1st Lien
5.750%, 08/21/23	748	758
SiteOne Landscape Supply, LLC, Tranche B Term Loan, 1st Lien
0.164%, 04/29/22	342	344

		2,733

Media — 0.5%
Charter Communications Operationg, Term Loan H, 1st Lien
3.005%, 01/15/24	199	200
0.000%, 01/14/22 (D)	746	750
CSC Holdings, LLC (fka CSC Holdings, Inc.), 2016 Extended Term Loan,
3.876%, 10/11/24	263	266

Entravision Communications
0.000%, 05/31/20 (D)	20	19
Entravision Communications Corp., Term Loan B, 1st Lien
3.500%, 05/29/20	273	272
Lions Gate, Term Loan B, 1st Lien
3.750%, 10/13/23	1,000	1,005
MCC Iowa LLC, Term Loan J, 1st Lien
3.750%, 06/18/21	73	74
Mission Broadcasting Inc., Term Loan B2, 1st Lien
3.750%, 10/01/20	456	459
Nexstar Broadcasting Inc., Term Loan B-2, 1st Lien
3.750%, 10/01/20	518	521
Raycom TV Broadcasting LLC, Term Loan B, 1st Lien
3.750%, 08/04/21	987	980
Ziggo BV, Term Loan B-1, 1st Lien
3.500%, 01/15/22	296	297
Ziggo BV, Term Loan B-2, 1st Lien
3.500%, 01/15/22	175	176

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Ziggo BV, Term Loan B-3, 1st Lien
3.701%, 01/15/22	$54	$55

		5,074

Metals & Mining — 0.0%
Novelis Inc., Initial Term Loan, 1st Lien
3.894%, 06/02/22	246	248

Oil & Gas — 0.1%
Drillships Ocean Ventures Inc., Initial Term Loan, 1st Lien
5.500%, 07/25/21	98	77
Energy Transfer Equity LP, Initial Term Loan, 1st Lien
3.387%, 12/02/19	275	275
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien
6.250%, 04/04/18	696	550
Seadrill Operating LP, Initial Term Loan, 1st Lien
4.000%, 02/21/21	364	248
Western Refining Inc., Term Loan B-2, 1st Lien
5.500%, 05/26/23	559	561

		1,711

Personal Services — 0.0%
William Morris Endeavor Entertainment LLC, Initial Term Loan, 1st Lien
5.250%, 05/06/21	497	502

		502

Printing & Publishing — 0.1%
DH Publishing, L.P., Term B-4 Loan, 1st Lien
3.385%, 08/22/22	994	999

Professional & Business Services — 1.0%
Albany Molecular Research Inc., Initial Term Loan, 1st Lien
6.006%, 07/16/21	497	502
Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan,
3.500%, 11/30/23	972	980
Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien
4.750%, 10/03/23	399	403
Emdeon Business Services LLC, Term Loan B-2, 1st Lien
3.750%, 11/02/18	746	747

Description	Face Amount (000)	Value (000)
Evertec, Term Loan A
3.106%, 01/20/17	$1,157	$1,145
ExamWorks Group Inc., Initial Term Loan, 1st Lien
4.750%, 07/27/23	348	350
Explorer Holdings Inc., Initial Term Loan, 1st Lien
6.000%, 04/12/23	254	259
Global Payments Inc., Term B Loan, 1st Lien
3.106%, 04/21/23	388	392
Hamilton Lane Advisors LLC, Term Loan B, 1st Lien
4.250%, 07/01/22	47	47
Harbourvest Partners LP, Initial Term Loan, 1st Lien
3.380%, 02/04/21	356	355
Heartland Dental Care Inc., Term Loan B-1, 1st Lien
5.500%, 12/21/18	746	746
IG Investments Holdings LLC, Term Loan B, 1st Lien
6.000%, 10/29/21	269	271
Infinity Acquisition LLC, Initial Term Loan, 1st Lien
4.250%, 08/06/21	1,159	1,115
LPL Holdings Inc., Extended Term Loan B, 1st Lien
4.250%, 03/29/21	743	749
Nielsen Finance LLC, Term Loan B-3, 1st Lien
3.154%, 10/04/23	750	758
NSAM LP, Term Loan B, 1st Lien
4.762%, 01/30/23	748	748
Sai Globa, Term Loan B, 1st Lien
0.000%, 12/06/23 (D)	500	504
West Corporation, Refinanced Term B-12 Loan,
3.270%, 06/17/23	746	747

		10,818

Real Estate — 0.2%
DTZ US Borrower LLC, Initial Term Loan, 1st Lien
4.250%, 11/04/21	806	810
iStar Inc., Initial Term Loan, 1st Lien
5.500%, 07/01/20	499	504
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
3.713%, 12/15/23	500	500

		1,814

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Retail Food & Drug — 0.1%
BJ’s Wholesale Club Inc., Replacement Loan, 1st Lien
4.500%, 09/26/19	$726	$732
Smart & Final Inc., Initial Term Loan, 1st Lien
4.338%, 11/15/22	384	383
Smart & Final Stores LLC, Term Loan, 1st Lien
4.250%, 11/15/22	234	234

		1,349

Retailing — 0.4%
1011778 B.C. Unlimited Liability Company, Term Loan B, 1st Lien
3.750%, 12/10/21	518	522
Brickman Group Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/18/20	423	424
Brickman Group Ltd. LLC, The, Initial Term Loan, 1st Lien
4.000%, 12/18/20	63	63
Dollar Tree Inc., Term Loan B, 1st Lien
3.250%, 07/06/22	59	59
HD Supply, Inc., Term B-2 Loan, 1st Lien
3.630%, 10/17/23	748	753
KFC Holding Co., Term Loan B, 1st Lien
3.486%, 06/16/23	746	756
Landry’s Inc., Term Loan B, 1st Lien
4.000%, 10/04/23	277	280
Leslie’s Poolmart Inc., Term Loan B, 1st Lien
5.250%, 08/16/23	498	504
Pilot Travel Centers LLC, Term Loan B, 1st Lien
3.520%, 05/25/23	126	127
Trugreen Limited Partnership, Initial Term Loan, 1st Lien
6.500%, 04/07/23	499	505

		3,993

Steel — 0.1%
FMG Resources Property LTD, Initial Term Loan, 1st Lien
3.750%, 06/30/19	400	401
Zekelman Industries Inc., Term Loan B, 1st Lien
6.000%, 06/14/21	844	851

		1,252

Description	Face Amount (000)	Value (000)
Telecommunications — 0.4%
Ciena Corporation, 2016 Term Loan, 1st Lien
4.250%, 04/25/21	$498	$500
Commscope Inc., Tranche 5 Term Loan, 1st Lien
3.270%, 12/29/22	99	100
DigitalGlobe, 1st Lien
3.508%, 12/22/23	600	604
Genesys Telecommunications Laboratories, 1st Lien
6.250%, 11/17/23	686	697
LTS Buyer LLC, Initial Term Loan, 1st Lien
4.248%, 04/13/20	742	746
Mitel US Holdings Inc., Initial Term Loan, 1st Lien
5.500%, 04/29/22	247	249
SBA Senior Finance II LLC, Incremental Term Loan B, 1st Lien
3.250%, 03/24/21	734	737
Syniverse Holdings Inc., Term Loan B, 1st Lien
4.000%, 04/23/19	391	340
Telenet Financing USD LLC, Term Loan AF Facility,
3.704%, 01/31/25	500	504

		4,477

Transportation — 0.1%
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan, 1st Lien
3.750%, 12/01/23	674	681

Total Loan Participations (Cost $101,555) (000)		101,892

SOVEREIGN DEBT — 9.0%
1MDB Global Investments
4.400%, 03/09/23	1,000	839
Abu Dhabi Government International Bond
3.125%, 05/03/26 (A)	640	628
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	3,980	254
Argentine Republic Government International Bond
8.280%, 12/31/33	1,584	1,691
7.500%, 04/22/26 (A)	885	929
7.125%, 07/06/36 (A)	560	533
6.875%, 04/22/21 (A)	350	373
2.500%, 03/31/19 (C)	1,364	839

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Armenia International Bond
7.150%, 03/26/25 (A)	$200	$210
6.000%, 09/30/20 (A)	1,381	1,423
Azerbaijan Government International Bond
4.750%, 03/18/24 (A)	1,620	1,608
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)	560	595
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)	1,230	1,144
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	930	275
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23 (BRL)	1,670	482
Brazilian Government International Bond
5.625%, 01/07/41	150	133
5.000%, 01/27/45	590	479
4.875%, 01/22/21	190	196
4.250%, 01/07/25	1,105	1,033
2.625%, 01/05/23	1,025	912
Buenos Aires Argentina
7.500%, 06/01/27 (A)	310	316
Canada Government International Bond
1.625%, 02/27/19	100	100
1.125%, 03/19/18	150	150
Chile Government International Bond
3.125%, 01/21/26	107	105
Colombia Government International Bond
7.375%, 03/18/19	795	956
6.125%, 01/18/41	600	648
4.500%, 01/28/26	340	350
4.375%, 07/12/21	200	209
4.000%, 02/26/24	770	778
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	780	723
7.000%, 04/04/44 (A)	780	713
Croatia Government International Bond
6.750%, 11/05/19	1,105	1,199
6.375%, 03/24/21 (A)	660	717
6.000%, 01/26/24 (A)	200	217
Dominican Republic International Bond
7.500%, 05/06/21 (A)	1,030	1,118
7.450%, 04/30/44 (A)	915	921
6.875%, 01/29/26 (A)	480	499
6.850%, 01/27/45 (A)	250	236
6.600%, 01/28/24 (A)	290	302
5.500%, 01/27/25 (A)	150	145

Description	Face Amount (000)	Value (000)
Ecuador Government International Bond
10.750%, 03/28/22 (A)	$590	$640
7.950%, 06/20/24 (A)	860	822
El Salvador Government International Bond
7.650%, 06/15/35 (A)	885	821
7.375%, 12/01/19 (A)	215	222
6.375%, 01/18/27 (A)	150	138
5.875%, 01/30/25 (A)	365	334
Export Development Canada
1.000%, 06/15/18	300	298
Export-Import Bank of Korea
4.000%, 01/14/24	200	209
2.875%, 01/21/25	200	193
Georgia Government International Bond
6.875%, 04/12/21 (A)	860	936
Ghana Government International Bond
10.750%, 10/14/30 (A)	420	496
9.250%, 09/15/22 (A)	490	523
8.125%, 01/18/26 (A)	325	320
7.875%, 08/07/23 (A)	730	718
Guatemala Government International Bond
5.750%, 06/06/22 (A)	420	451
4.500%, 05/03/26 (A)	640	615
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	205
Honduras Government International Bond
8.750%, 12/16/20 (A)	1,415	1,575
7.500%, 03/15/24 (A)	405	433
Hungary Government International Bond
6.375%, 03/29/21	1,850	2,071
6.250%, 01/29/20	600	656
5.750%, 11/22/23	680	754
5.375%, 03/25/24	1,140	1,243
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,120	1,519
5.875%, 01/15/24 (A)	1,320	1,456
5.375%, 10/17/23 (A)	200	217
5.250%, 01/17/42 (A)	480	481
4.125%, 01/15/25 (A)	650	644
3.700%, 01/08/22 (A)	210	211
Israel Government International Bond
3.150%, 06/30/23	200	203
Ivory Coast Government International Bond
6.375%, 03/03/28 (A)	435	424
5.750%, 12/31/32 (A)	605	559
5.375%, 07/23/24 (A)	450	433

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Jamaica Government International Bond
8.000%, 03/15/39	$150	$166
7.625%, 07/09/25	470	537
6.750%, 04/28/28	690	755
Japan Bank for International Cooperation
2.375%, 04/20/26	200	192
1.750%, 11/13/18	400	396
Jordan Government International Bond
5.750%, 01/31/27 (A)	370	351
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	281
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	340	389
3.875%, 10/14/24 (A)	670	672
Kenya Government International Bond
6.875%, 06/24/24 (A)	270	254
5.875%, 06/24/19 (A)	1,358	1,388
Korea Development Bank
2.500%, 03/11/20	400	398
Korea International Bond
7.125%, 04/16/19	100	112
Kreditanstalt fuer Wiederaufbau
2.000%, 11/30/21	350	347
Lebanon Government International Bond
6.750%, 11/29/27	215	207
6.650%, 11/03/28	535	513
6.600%, 11/27/26	265	255
6.375%, 03/09/20	215	215
6.200%, 02/26/25	390	369
6.100%, 10/04/22	355	344
6.000%, 01/27/23	355	341
5.450%, 11/28/19	370	360
5.150%, 11/12/18	215	213
Mexico Government International Bond
6.050%, 01/11/40	160	173
5.550%, 01/21/45	283	289
4.350%, 01/15/47	1,078	925
4.125%, 01/21/26	400	397
4.000%, 10/02/23	500	501
3.500%, 01/21/21	250	254
Morocco Government International Bond
4.250%, 12/11/22 (A)	200	204
Nigeria Government International Bond
6.750%, 01/28/21 (A)	510	514
Panama Government International Bond
9.375%, 04/01/29	290	409

Description	Face Amount (000)	Value (000)
6.700%, 01/26/36	$1,085	$1,317
5.200%, 01/30/20	100	107
3.875%, 03/17/28	690	674
3.750%, 03/16/25	530	526
Paraguay Government International Bond
6.100%, 08/11/44 (A)	570	579
5.000%, 04/15/26 (A)	200	203
Peruvian Government International Bond
7.350%, 07/21/25	190	244
6.550%, 03/14/37	615	772
5.625%, 11/18/50	520	589
Philippine Government International Bond
7.750%, 01/14/31	419	589
6.375%, 10/23/34	810	1,053
5.500%, 03/30/26	200	236
4.200%, 01/21/24	200	215
3.700%, 03/01/41	210	201
Poland Government International Bond
6.375%, 07/15/19	200	222
4.000%, 01/22/24	125	128
3.000%, 03/17/23	150	147
Province of British Columbia Canada
2.000%, 10/23/22	100	98
Province of Manitoba Canada
2.050%, 11/30/20	150	150
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.450%, 06/29/22	200	200
2.000%, 01/30/19	250	252
1.875%, 05/21/20	150	149
1.625%, 01/18/19	100	100
1.250%, 06/17/19	150	148
Province of Quebec Canada
2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	200
2.500%, 04/20/26	100	96
Provincia de Cordoba
7.125%, 06/10/21 (A)	410	421
Qatar Government International Bond
4.625%, 06/02/46 (A)	174	174
2.375%, 06/02/21 (A)	1,248	1,221
Romanian Government International Bond
6.750%, 02/07/22 (A)	570	649
6.125%, 01/22/44 (A)	800	934
4.875%, 01/22/24 (A)	820	867
4.375%, 08/22/23 (A)	490	504
Russian Foreign Bond-Eurobond
5.625%, 04/04/42 (A)	400	430
4.875%, 09/16/23 (A)	200	211

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Saudi Government International Bond
4.500%, 10/26/46 (A)	$321	$308
2.375%, 10/26/21 (A)	1,200	1,165
Senegal Government International Bond
8.750%, 05/13/21 (A)	825	921
6.250%, 07/30/24 (A)	740	737
Serbia Government International Bond
7.250%, 09/28/21 (A)	875	976
5.875%, 12/03/18 (A)	590	617
South Africa Government International Bond
5.875%, 09/16/25	200	213
5.500%, 03/09/20	150	159
4.875%, 04/14/26	240	239
4.300%, 10/12/28	1,310	1,215
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	245	240
6.825%, 07/18/26 (A)	430	423
6.250%, 10/04/20 (A)	730	744
6.000%, 01/14/19 (A)	310	319
5.875%, 07/25/22 (A)	1,255	1,233
5.125%, 04/11/19 (A)	310	313
Turkey Government International Bond
8.000%, 02/14/34	386	441
7.375%, 02/05/25	440	482
6.875%, 03/17/36	480	494
5.625%, 03/30/21	750	769
4.875%, 04/16/43	240	193
4.250%, 04/14/26	740	658
Ukraine Government AID Bonds
1.471%, 09/29/21	200	195
Ukraine Government International Bond
7.750%, 09/01/19 (A)	3,775	3,676
0.000%, 05/31/40 (A) (B)	314	94
Ukreximbank Via Biz Finance
9.625%, 04/27/22 (A)	815	797
Uruguay Government International Bond
5.100%, 06/18/50	976	878
4.500%, 08/14/24	344	359
4.375%, 10/27/27	1,310	1,313
Venezuela Government International Bond
9.250%, 09/15/27	180	91
7.750%, 10/13/19	515	286
7.650%, 04/21/25	752	342
7.000%, 12/01/18	492	267
6.000%, 12/09/20	780	376
Vietnam Government International Bond
6.750%, 01/29/20 (A)	200	217
4.800%, 11/19/24 (A)	225	221

Description	Face Amount (000)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27 (A)	$200	$197
8.500%, 04/14/24 (A)	905	883

		96,377

Total Sovereign Debt (Cost $96,925) (000)		96,377

ASSET-BACKED SECURITIES — 5.9%
Automotive — 4.2%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl C
2.410%, 07/08/22-07/08/22	854	845
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl D
2.710%, 09/08/22-09/08/22	382	377
2.240%, 04/08/22-04/08/22	1,062	1,036
1.285%, 06/10/19-06/10/19 (B)	1,149	1,152
1.279%, 04/08/19-04/08/19 (B)	809	810
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19-04/22/19	906	905
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21-06/15/21 (A)	610	611
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/21-08/15/21	1,451	1,435
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/21-07/15/21 (A)	1,694	1,681
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19-11/15/19 (A)	961	962
1.770%, 06/17/19-06/17/19 (A)	647	648
1.650%, 11/15/19-11/15/19 (A)	59	59
1.620%, 01/15/20-01/15/20 (A)	2,019	2,004
1.530%, 07/15/19-07/15/19 (A)	16	16
1.490%, 04/15/19-04/15/19 (A)	56	56
1.210%, 08/15/18-08/15/18 (A)	15	15
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20-06/15/20 (A)	1,847	1,843
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 03/15/17-03/15/17 (A)	929	929
DT Auto Owner Trust, Ser 2016-3A, Cl A
1.750%, 11/15/19-11/15/19 (A)	949	949
1.660%, 03/15/19-03/15/19 (A)	296	296
1.440%, 11/15/19-11/15/19 (A)	1,894	1,891
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.800%, 07/15/20-07/15/20 (A)	279	279
1.840%, 11/16/20-11/16/20 (A)	2,025	2,019

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.600%, 06/17/19-06/17/19 (A)	$6	$6
1.540%, 11/15/19-11/15/19 (A)	9	9
1.320%, 01/15/19-01/15/19 (A)	39	39
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.536%, 11/16/20-11/16/20 (A)	1,116	1,114
1.440%, 10/15/19-10/15/19 (A)	15	15
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20-10/15/20 (A)	336	337
2.280%, 05/15/20-05/15/20 (A)	391	392
1.630%, 06/15/20-06/15/20 (A)	7	7
1.600%, 12/15/19-12/15/19 (A)	1,629	1,627
1.470%, 03/16/20-03/16/20 (A)	1,147	1,146
1.430%, 12/16/19-12/16/19 (A)	32	32
1.210%, 04/15/19-04/15/19 (A)	46	46
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/27-12/15/27 (A)	959	944
1.400%, 02/15/22-02/15/22	1,467	1,442
1.220%, 03/15/21-03/15/21	2,094	2,078
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/21-11/15/21	769	769
Honda Auto Receivables Owner Trust, Ser 2016-4, Cl A4
1.650%, 01/18/23-01/18/23	1,286	1,265
1.470%, 12/18/20-12/18/20	1,825	1,811
1.330%, 11/18/22-11/18/22	1,992	1,966
Prestige Auto Receivables Trust, Ser 2016-2A, Cl C
2.880%, 11/15/22-11/15/22 (A)	223	220
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22-03/15/22	1,090	1,085
1.830%, 01/15/20-01/15/20	1,003	1,004
1.820%, 05/15/19-05/15/19	65	65
1.200%, 12/17/18-12/17/18	95	95
1.144%, 12/17/18-12/17/18 (B)	92	92
Toyota Auto Receivables Owner Trust, Ser 2016-D, Cl A3
1.230%, 10/15/20-10/15/20	4,354	4,326
United Auto Credit Securitization Trust, Ser 2016-2, Cl A
1.670%, 12/10/17-12/10/17 (A)	1,695	1,693

		44,443

Credit Card — 1.1%
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A
1.820%, 09/15/22-09/15/22	2,579	2,571
1.154%, 02/15/22-02/15/22 (B)	2,306	2,314
Chase Issuance Trust, Ser 2016-A3, Cl A3
1.254%, 06/15/23-06/15/23 (B)	2,387	2,393

Description	Face Amount (000)	Value (000)
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22-03/15/22	$2,704	$2,672
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/22-06/15/22	2,349	2,339

		12,289

Other Asset-Backed Securities — 0.6%
Ajax Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57-10/25/57 (A)	794	796
Bayview Opportunity Master Fund IIa Trust, Ser 2016-RPL3, Cl A1
3.475%, 07/28/31-07/28/31 (A)	229	227
Bayview Opportunity Master Fund IIIa Trust, Ser 2016-RN3, Cl A1
3.598%, 09/28/31-09/28/31 (A)	440	439
Bayview Opportunity Master Fund Trust, Ser 2016-LT1, Cl A1
3.475%, 10/28/31-10/28/31 (A)	137	136
NYMT Residential, Ser 2016-RP1A, Cl A
4.000%, 03/25/21-03/25/21 (A)	246	245
US Residential Opportunity Fund III Trust, Ser 2016-1III, Cl A
3.475%, 07/27/36-07/27/36 (A)	281	280
VOLT XLV, Ser 2016-NPL5, Cl A1
4.000%, 05/25/46-05/25/46 (A)	600	601
VOLT XLVIII, Ser 2016-NPL8, Cl A1
3.500%, 07/25/46-07/25/46 (A)	548	546
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55-02/25/55 (A)	124	124
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/43-09/25/43 (A)	1,056	1,055
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.375%, 08/27/57-08/27/57 (A)	279	279
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57-10/25/57 (A)	505	505
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55-02/25/55 (A)	491	492
VOLT XXXIV, Ser 2015-NPL7, Cl A1
3.250%, 02/25/55-02/25/55 (A)	213	212
VOLT XXXV, Ser 2016-NPL9, Cl A1
3.500%, 09/25/46-09/25/46 (A)	559	558

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
VOLT XXXVI, Ser 2015-NP10, Cl A1
3.625%, 07/25/45-07/25/45 (A)	$75	$75
VOLT XXXVIII, Ser 2015-NP12, Cl A1
3.875%, 09/25/45-09/25/45 (A)	140	140

		6,710

Total Asset-Backed Securities (Cost $63,724) (000)		63,442

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
1.420%, 06/29/20-06/29/20	100	98
1.370%, 10/13/20-10/13/20	100	97
1.150%, 02/22/19-02/22/19	200	199
1.100%, 03/14/18-06/01/18	350	350
0.750%, 04/18/18-04/18/18	100	99
FHLB
4.125%, 03/13/20-03/13/20	750	808
1.875%, 11/29/21-11/29/21	150	149
1.625%, 06/14/19-06/14/19	400	402
1.375%, 11/15/19-02/18/21	325	321
1.250%, 01/16/19-01/16/19	250	250
1.150%, 06/22/18-06/22/18	200	199
1.125%, 06/21/19-06/21/19	300	298
1.000%, 09/26/19-09/26/19	250	247
0.875%, 10/01/18-08/05/19	250	248
0.625%, 08/07/18-08/07/18	200	198
FHLMC
6.250%, 07/15/32-07/15/32	705	970
2.375%, 01/13/22-01/13/22	2,243	2,280
1.330%, 12/30/20-12/30/20	400	386
1.250%, 08/01/19-10/02/19	700	697
1.125%, 04/15/19-04/15/19	300	299
1.050%, 05/17/18-05/17/18	250	249
1.000%, 05/11/18-05/11/18	150	149
0.750%, 01/12/18-04/09/18	850	847
FNMA
2.625%, 09/06/24-09/06/24	1,260	1,272
2.125%, 04/24/26-04/24/26	200	189
1.875%, 02/19/19-12/28/20	631	638
1.750%, 06/20/19-06/20/19	300	303
1.500%, 06/22/20-11/30/20	427	423
1.400%, 06/13/19-06/13/19	250	249
1.375%, 01/28/19-10/07/21	450	444
1.125%, 07/20/18-07/20/18	250	250
1.000%, 02/26/19-08/28/19	750	744
0.875%, 02/08/18-05/21/18	1,000	998
Tennessee Valley Authority
4.250%, 09/15/65-09/15/65	843	868
3.500%, 12/15/42-12/15/42	782	764

Total U.S. Government Agency Obligations (Cost $16,790) (000)		16,982

Description	Face Amount (000)	Value (000)
MUNICIPAL BONDS — 0.5%
Alabama Economic Settlement Authority
3.163%, 09/15/25	$603	$606
California State
7.350%, 11/01/39	211	299
7.300%, 10/01/39	835	1,179
California State, Department of Water Resources, Power Supply Revenue
2.000%, 05/01/22	100	97
Commonwealth Financing Authority
4.144%, 06/01/38	320	308
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	154
Illinois State GO
5.665%, 03/01/18	200	207
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,250	1,303
South Carolina State, Public Service Authority
2.388%, 12/01/23	100	97
University of California RB
4.767%, 05/15/15	569	541

		4,791

Total Municipal Bonds (Cost $4,864) (000)		4,791

PREFERRED STOCK — 0.0%
Education Management* (E) (G)	1,550,903	7

Total Preferred Stock (Cost $188) (000)		7

SHORT-TERM INVESTMENT — 9.9%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 0.406% (F)	106,195,271	106,196

Total Short-Term Investment (Cost $106,196) (000)		106,196

Total Investments — 109.9% (Cost $1,185,233) (000)		$1,175,622

Percentages are based on net assets of $1,069,341 (000).

A list of the open futures contracts held by the Fund at December 31, 2016, is as follow s (000):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation
U.S. 10-Year Treasury Note	(61)	Mar-2017	$64

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

KP Fixed Income Fund

For the year ended December 31, 2016, the monthly average value of futures contracts held was $(1,265) (000).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays Capital	2/14/17	KRW	662,000	USD	563	$14
Barclays Capital	2/23/17	CNH	9,044	USD	1,350	74
Barclays Capital	3/16/17	INR	26,570	USD	391	3
Barclays Capital	2/17/17	USD	379	BRL	1,248	(1)
BNP Paribas	1/24/17	EUR	262	USD	275	(1)
BNP Paribas	2/24/16	USD	370	ARS	5,890	(10)
Citi	2/7/17	ARS	5,890	USD	350	(10)
Citi	2/14/17	KRW	623,000	USD	533	17
Credit Suisse	2/21/17	MXN	8,160	USD	397	7
HSBC	1/24/17	JPY	57,200	USD	519	29
HSBC	2/15/17	MYR	2,257	USD	516	14
State Street	2/17/17	BRL	2,499	USD	706	(52)
State Street	2/19/16	USD	357	BRL	1,251	23
UBS Securities	2/19/16	GBP	888	USD	1,088	(8)

						$99

For the year ended December 31, 2016, the average monthly notional amount of forward foreign currency contracts purchased and sold were $6,234 and $(1,984), respectively.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security-Rate disclosed is the rate in effect on December 31, 2016.
(C)	Step Bonds-The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Interest rate not available.
(F)	The rate reported is the 7-day effective yield as of December 31, 2016.
(G)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2016, was $8 (000) and represented 0.00% of net assets.

ARS — Argentina Peso

BRL — Brazilian Real

Cl — Class

CNH — Chinese Yuan

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysia Ringgit

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$337,127	$—	$337,127
Corporate Obligations	—	285,009	1	285,010
Mortgage-Backed Securities	—	163,798	—	163,798
Loan Participations	—	101,892	—	101,892
Sovereign Debt	—	96,377	—	96,377
Asset-Backed Securities	—	63,442	—	63,442
U.S. Government Agency Obligations	—	16,982	—	16,982
Preferred Stock	—	—	7	7
Municipal Bonds	—	4,791	—	4,791
Short-Term Investment	106,196	—	—	106,196

Total Investments in Securities	$106,196	$1,069,418	$8	$1,175,622

Other Financial Instruments	Level 1	Level 2	Level 3^	Total
Futures Contracts*
Unrealized Appreciation	$64	$—	$—	$64
Forward Currency Contracts*
Unrealized Appreciation	—	181	—	181
Unrealized Depreciation	—	(82)	—	(82)

Total Other Financial Instruments	$64	$99	$—	$163

^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Futures contracts and Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2016, securities with the total market value of $38 (000) were transferred between Level 3 and Level 2. Changes in the classification between Level 2 and Level 3 are due to the availability of observable inputs to determine value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$275,051	$503,018	$613,106	$627,844
Unaffiliated Investments at Cost	181,992	256,728	213,652	129,042

Affiliated Investments at Fair Value	$279,535	$514,685	$628,785	$645,016
Unaffiliated Investments at Fair Value	182,801	257,483	214,014	128,936
Receivable for Investment Securities Sold	173	203	117	70
Dividends Receivable	99	129	95	39
Prepaid Expenses	18	27	29	27

Total Assets	462,626	772,527	843,040	774,088

Liabilities:
Payable for Capital Shares Redeemed	171	200	114	67
Cash Overdraft	100	130	99	44
Payable due to Administrator	10	17	18	17
Payable due to Adviser	7	10	8	5
Chief Compliance Officer Fees Payable	1	2	2	2
Other Accrued Expenses	34	57	66	61

Total Liabilities	323	416	307	196

Net Assets	$462,303	$772,111	$842,733	$773,892

NET ASSETS:
Paid-in Capital	$456,197	$757,653	$823,584	$753,399
Distributions in Excess of Net Investment Income	—	—	—	—
Accumulated Net Realized Gain on Investments	813	2,036	3,108	3,427
Net Unrealized Appreciation on Investments	5,293	12,422	16,041	17,066

Net Assets	$462,303	$772,111	$842,733	$773,892

Institutional Class Shares:
Net Assets	$462,303	$772,111	$842,733	$773,892
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	46,404,739	76,433,567	82,988,826	76,219,432
Net Asset Value, Offering and Redemption Price Per Share*	$9.96	$10.10	$10.15	$10.15

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$737,541	$691,018	$493,750
Unaffiliated Investments at Cost	86,227	50,419	27,896

Affiliated Investments at Fair Value	$759,925	$712,459	$507,984
Unaffiliated Investments at Fair Value	86,041	50,369	27,893
Receivable for Investment Securities Sold	289	98	149
Dividends Receivable	15	2	—
Prepaid Expenses	29	26	18

Total Assets	846,299	762,954	536,044

Liabilities:
Payable for Capital Shares Redeemed	286	96	147
Cash Overdraft	19	5	2
Payable due to Administrator	18	16	12
Payable due to Adviser	3	2	1
Chief Compliance Officer Fees Payable	2	2	1
Other Accrued Expenses	69	62	45

Total Liabilities	397	183	208

Net Assets	$845,902	$762,771	$535,836

NET ASSETS:
Paid-in Capital	$819,512	$737,240	$518,832
Undistributed/(Distributions in Excess of) Net Investment Income	—	—	39
Accumulated Net Realized Gain on Investments	4,192	4,140	2,734
Net Unrealized Appreciation on Investments	22,198	21,391	14,231

Net Assets	$845,902	$762,771	$535,836

Institutional Class Shares:
Net Assets	$845,902	$762,771	$535,836
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	83,013,728	74,681,656	52,507,360
Net Asset Value, Offering and Redemption Price Per Share*	$10.19	$10.21	$10.20

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$239,279	$51,094	$8,346
Unaffiliated Investments at Cost	12,736	2,734	455

Affiliated Investments at Fair Value	$244,716	$52,079	$8,642
Unaffiliated Investments at Fair Value	12,894	2,745	456
Receivable for Capital Shares Sold	4	—	—
Receivable for Investment Securities Sold	—	18	—
Prepaid Expenses	8	2	—

Total Assets	257,622	54,844	9,098

Liabilities:
Payable due to Administrator	5	1	—
Payable for Investment Securities Purchased	3	—	—
Cash Overdraft	1	—	—
Chief Compliance Officer Fees Payable	1	—	—
Payable for Capital Shares Redeemed	—	18	—
Other Accrued Expenses	24	6	1

Total Liabilities	34	25	1

Net Assets	$257,588	$54,819	$9,097

NET ASSETS:
Paid-in Capital	$250,734	$53,814	$9,112
Distributions in Excess of Net Investment Income	—	—	—
Accumulated Net Realized Gain/(Loss) on Investments	1,259	9	(312)
Net Unrealized Appreciation on Investments	5,595	996	297

Net Assets	$257,588	$54,819	$9,097

Institutional Class Shares:
Net Assets	$257,588	$54,819	$9,097
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	25,143,261	5,364,437	885,465
Net Asset Value, Offering and Redemption Price Per Share*	$10.24	$10.22	$10.27

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,308,888	$844,278	$1,251,748	$1,185,233
Cost of Foreign Currency	—	—	9,859	6

Investments at Fair Value	$1,479,814	$934,216	$1,223,564	$1,175,622
Cash	23	929	—	1,887
Foreign Currency at Value	—	—	9,877	6
Dividends and Interest Receivable	1,697	651	1,693	6,672
Receivable for Investment Securities Sold	888	1,875	18	14,204
Cash Collateral for Futures Contracts	539	715	1,961	104
Reclaims Receivable	171	6	1,700	22
Receivable for Capital Shares Sold	1	62	1	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	181
Prepaid Expenses	5	4	5	2

Total Assets	1,483,138	938,458	1,238,819	1,198,700

Liabilities:
Payable for Investment Securities Purchased	5,669	7,015	4,866	128,514
Payable for Capital Shares Redeemed	299	112	239	372
Payable due to Sub-Advisers	288	335	336	175
Payable due to Adviser	59	37	48	42
Payable due to Administrator	47	30	38	33
Chief Compliance Officer Fees Payable	2	1	2	1
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	82
Accrued Foreign Capital Gains Tax	—	—	242	—
Other Accrued Expenses	146	113	318	140

Total Liabilities	6,510	7,643	6,089	129,359

Net Assets	$1,476,628	$930,815	$1,232,730	$1,069,341

NET ASSETS:
Paid-in Capital	$1,305,003	$840,212	$1,307,578	$1,083,370
Undistributed/(Distributions in Excess of) Net Investment Income	449	767	(1,055)	216
Accumulated Net Realized Gain/(Loss) on Investments	367	95	(45,103)	(4,798)
Net Unrealized Appreciation/(Depreciation) on Investments	170,926	89,938	(28,184)	(9,611)
Net Unrealized Appreciation/(Depreciation) on Futures Contracts	(107)	(197)	(129)	64
Net Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(10)	—	(135)	100
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(242)	—

Net Assets	$1,476,628	$930,815	$1,232,730	$1,069,341

Institutional Class Shares:
Net Assets	$1,476,628	$930,815	$1,232,730	$1,069,341
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	131,937,234	82,954,600	138,037,569	108,484,572
Net Asset Value, Offering and Redemption Price Per Share*	$11.19	$11.22	$8.93	$9.86

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2016

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$5,397	$9,539	$11,101	$10,945
Income Distributions from Unaffiliated Registered Investment Companies	3,119	4,388	3,952	2,836

Total Investment Income	8,516	13,927	15,053	13,781

Expenses:
Administration Fees	123	190	198	178
Investment Advisory Fees	94	118	93	53
Trustees’ Fees	13	20	21	19
Chief Compliance Officer Fees	6	9	9	8
Custodian Fees/Transfer Agent Fees	48	75	80	72
Professional Fees	36	55	57	51
Printing Fees	34	54	56	51
Registration Fees	27	43	49	45
Other Fees	9	14	14	12

Total Expenses	390	578	577	489

Net Investment Income	8,126	13,349	14,476	13,292

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	3,132	3,610	3,573	3,021
Net Realized Loss on Unaffiliated Investments	(1,603)	(2,096)	(2,132)	(1,861)
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	3,487	5,893	6,640	6,285
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	520	859	933	849
Net Change in Unrealized Appreciation on Affiliated Investments	6,014	14,746	21,384	25,283
Net Change in Unrealized Appreciation on Unaffiliated Investments	5,292	6,779	6,179	4,966

Net Realized and Unrealized Gain on Investments	16,842	29,791	36,577	38,543

Net Increase in Net Assets Resulting from Operations	$24,968	$43,140	$51,053	$51,835

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2016

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund
Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$12,539	$11,530	$8,164
Income Distributions from Unaffiliated Registered Investment Companies	2,261	1,448	917

Total Investment Income	14,800	12,978	9,081

Expenses:
Administration Fees	193	172	118
Investment Advisory Fees	35	21	12
Trustees’ Fees	20	18	12
Chief Compliance Officer Fees	9	8	6
Custodian Fees/Transfer Agent Fees	79	70	49
Professional Fees	55	48	33
Printing Fees	55	49	34
Registration Fees	50	46	33
Other Fees	14	12	9

Total Expenses	510	444	306

Net Investment Income	14,290	12,534	8,775

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	3,050	2,577	1,628
Net Realized Loss on Unaffiliated Investments	(1,724)	(1,151)	(799)
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	7,248	6,759	4,822
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	775	532	304
Net Change in Unrealized Appreciation on Affiliated Investments	32,496	32,018	23,080
Net Change in Unrealized Appreciation on Unaffiliated Investments	4,154	2,765	1,635

Net Realized and Unrealized Gain on Investments	45,999	43,500	30,670

Net Increase in Net Assets Resulting from Operations	$60,289	$56,034	$39,445

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2016

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:
Income Distributions from Affiliated Registered Investment Companies	$3,913	$833	$139
Income Distributions from Unaffiliated Registered Investment Companies	377	78	13

Total Investment Income	4,290	911	152

Expenses:
Administration Fees	53	10	2
Investment Advisory Fees	5	1	—
Trustees’ Fees	5	1	—
Chief Compliance Officer Fees	3	1	—
Custodian Fees/Transfer Agent Fees	22	4	1
Registration Fees	18	4	1
Printing Fees	16	3	—
Professional Fees	15	3	—
Other Fees	4	1	—

Total Expenses	141	28	4

Net Investment Income	4,149	883	148

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Affiliated Investments	789	(152)	(198)
Net Realized Gain/(Loss) on Unaffiliated Investments	(453)	(57)	1
Distributions of Realized Gains from Affiliated Registered Investment Company Shares	2,301	475	80
Distributions of Realized Gains from Unaffiliated Registered Investment Company Shares	141	30	5
Net Change in Unrealized Appreciation on Affiliated Investments	10,843	2,417	584
Net Change in Unrealized Appreciation on Unaffiliated Investments	855	114	13

Net Realized and Unrealized Gain on Investments	14,476	2,827	485

Net Increase in Net Assets Resulting from Operations	$18,625	$3,710	$633

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2016

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$26,641	$11,377	$32,945	$363
Interest Income	105	—	—	26,632
Less: Foreign Taxes Withheld	(48)	(5)	(2,838)	5

Total Investment Income	26,698	11,372	30,107	27,000

Expenses:
Sub-Advisory Fees	3,100	3,386	3,752	1,951
Investment Advisory Fees	656	402	544	492
Administration Fees	501	307	416	376
Trustees’ Fees	16	10	13	12
Chief Compliance Officer Fees	7	4	6	5
Custodian Fees/Transfer Agent Fees	196	91	370	93
Professional Fees	58	34	48	53
Registration Fees	21	20	18	9
Printing Fees	20	34	17	16
Other Fees	15	34	233	220

Total Expenses	4,590	4,322	5,417	3,227

Net Investment Income	22,108	7,050	24,690	23,773

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	29,276	8,625	(24,591)	8,970
Net Realized Gain/(Loss) on Futures Contracts	1,545	2,493	(652)	—
Net Realized Loss on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(5)	—	(753)	(94)
Net Change in Unrealized Appreciation on Investments	84,716	131,000	38,262	5,518
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	(145)	(190)	(177)	64
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(2)	—	(29)	75

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	115,385	141,928	12,060	14,533

Net Increase in Net Assets Resulting from Operations	$137,493	$148,978	$36,750	$38,306

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$8,126	$7,423	$13,349	$11,056
Net Realized Gain on Affiliated and Unaffiliated Investments	1,529	3,020	1,514	1,377
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	4,007	4,653	6,752	7,888
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	11,306	(14,165)	21,525	(21,838)

Net Increase/(Decrease) in Net Assets Resulting from Operations	24,968	931	43,140	(1,517)

Distributions to Shareholders:
Investment Income	(9,953)	(9,480)	(16,115)	(14,348)
Net Realized Gains	(4,267)	(6,305)	(6,369)	(5,418)

Total Distributions to Shareholders	(14,220)	(15,785)	(22,484)	(19,766)

Capital Share Transactions:
Institutional Shares:
Issued	38,233	44,355	88,216	88,183
Reinvestment of Distributions	14,219	15,784	22,484	19,766
Redeemed	(84,189)	(84,059)	(66,991)	(58,071)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(31,737)	(23,920)	43,709	49,878

Total Increase/(Decrease) in Net Assets	(20,989)	(38,774)	64,365	28,595

Net Assets:
Beginning of Year or Period	483,292	522,066	707,746	679,151

End of Year or Period	$462,303	$483,292	$772,111	$707,746

Distributions in Excess of Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	3,836	4,357	8,792	8,601
Reinvestment of Distributions	1,418	1,602	2,214	1,997
Redeemed	(8,375)	(8,251)	(6,639)	(5,688)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(3,121)	(2,292)	4,367	4,910

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$14,476	$11,534	$13,292	$10,669
Net Realized Gain on Affiliated and Unaffiliated Investments	1,441	1,057	1,160	1,693
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	7,573	9,366	7,134	9,454
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	27,563	(25,838)	30,249	(27,138)

Net Increase/(Decrease) in Net Assets Resulting from Operations	51,053	(3,881)	51,835	(5,322)

Distributions to Shareholders:
Investment Income	(17,023)	(15,214)	(15,171)	(14,233)
Net Realized Gains	(8,060)	(3,797)	(8,679)	(3,526)

Total Distributions to Shareholders	(25,083)	(19,011)	(23,850)	(17,759)

Capital Share Transactions:
Institutional Shares:
Issued	116,073	112,478	115,617	104,506
Reinvestment of Distributions	25,082	19,011	23,850	17,759
Redeemed	(43,150)	(39,842)	(32,733)	(40,424)

Increase in Net Assets from Capital Share Transactions	98,005	91,647	106,734	81,841

Total Increase in Net Assets	123,975	68,755	134,719	58,760

Net Assets:
Beginning of Year or Period	718,758	650,003	639,173	580,413

End of Year or Period	$842,733	$718,758	$773,892	$639,173

Distributions in Excess of Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	11,583	10,958	11,636	10,178
Reinvestment of Distributions	2,458	1,923	2,339	1,805
Redeemed	(4,301)	(3,911)	(3,278)	(3,973)

Net Increase in Shares Outstanding from Share Transactions	9,740	8,970	10,697	8,010

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$14,290	$11,522	$12,534	$9,975
Net Realized Gain on Affiliated and Unaffiliated Investments	1,326	2,079	1,426	1,957
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	8,023	11,369	7,291	10,691
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	36,650	(31,395)	34,783	(28,540)

Net Increase/(Decrease) in Net Assets Resulting from Operations	60,289	(6,425)	56,034	(5,917)

Distributions to Shareholders:
Investment Income	(15,935)	(15,663)	(13,659)	(13,742)
Net Realized Gains	(10,502)	(3,735)	(10,209)	(3,217)

Total Distributions to Shareholders	(26,437)	(19,398)	(23,868)	(16,959)

Capital Share Transactions:
Institutional Shares:
Issued	131,864	120,532	130,554	115,819
Reinvestment of Distributions	26,437	19,398	23,868	16,959
Redeemed	(38,161)	(42,797)	(35,450)	(41,543)

Increase in Net Assets from Capital Share Transactions	120,140	97,133	118,972	91,235

Total Increase in Net Assets	153,992	71,310	151,138	68,359

Net Assets:
Beginning of Year or Period	691,910	620,600	611,633	543,274

End of Year or Period	$845,902	$691,910	$762,771	$611,633

Distributions in Excess of Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	13,338	11,721	13,235	11,245
Reinvestment of Distributions	2,587	1,971	2,333	1,722
Redeemed	(3,872)	(4,194)	(3,590)	(4,068)

Net Increase in Shares Outstanding from Share Transactions	12,053	9,498	11,978	8,899

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$8,775	$6,756	$4,149	$2,757
Net Realized Gain on Affiliated and Unaffiliated Investments	829	1,679	336	481
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	5,126	7,437	2,442	3,056
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	24,715	(19,985)	11,698	(8,471)

Net Increase/(Decrease) in Net Assets Resulting from Operations	39,445	(4,113)	18,625	(2,177)

Distributions to Shareholders:
Investment Income	(9,281)	(9,217)	(4,419)	(3,794)
Net Realized Gains	(7,428)	(2,563)	(3,080)	(858)

Total Distributions to Shareholders	(16,709)	(11,780)	(7,499)	(4,652)

Capital Share Transactions:
Institutional Shares:
Issued	112,696	97,671	81,707	62,948
Reinvestment of Distributions	16,708	11,780	7,499	4,652
Redeemed	(29,789)	(34,826)	(15,001)	(12,902)

Increase in Net Assets from Capital Share Transactions	99,615	74,625	74,205	54,698

Total Increase in Net Assets	122,351	58,732	85,331	47,869

Net Assets:
Beginning of Year or Period	413,485	354,753	172,257	124,388

End of Year or Period	$535,836	$413,485	$257,588	$172,257

Undistributed/(Distributions in Excess of) Net Investment Income	$39	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	11,444	9,501	8,265	6,121
Reinvestment of Distributions	1,636	1,196	731	471
Redeemed	(3,026)	(3,405)	(1,511)	(1,260)

Net Increase in Shares Outstanding from Share Transactions	10,054	7,292	7,485	5,332

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$883	$431	$148	$90
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(209)	148	(197)	(71)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	505	470	85	101
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	2,531	(1,473)	597	(251)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,710	(424)	633	(131)

Distributions to Shareholders:
Investment Income	(940)	(585)	(157)	(124)
Net Realized Gains	(476)	(236)	(99)	(34)

Total Distributions to Shareholders	(1,416)	(821)	(256)	(158)

Capital Share Transactions:
Institutional Shares:
Issued	28,855	18,896	6,088	7,797
Reinvestment of Distributions	1,416	821	256	158
Redeemed	(4,834)	(4,042)	(3,372)	(4,370)

Increase in Net Assets from Capital Share Transactions	25,437	15,675	2,972	3,585

Total Increase in Net Assets	27,731	14,430	3,349	3,296

Net Assets:
Beginning of Year or Period	27,088	12,658	5,748	2,452

End of Year or Period	$54,819	$27,088	$9,097	$5,748

Distributions in Excess of Net Investment Income	$—	$—	$—	$—

Share Transactions:
Institutional Shares:
Issued	2,927	1,844	614	758
Reinvestment of Distributions	138	84	25	16
Redeemed	(494)	(392)	(342)	(428)

Net Increase in Shares Outstanding from Share Transactions	2,571	1,536	297	346

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$22,108	$16,873	$7,050	$5,024
Net Realized Gain on Investments and Futures Contracts	30,821	45,451	11,118	14,222
Net Realized Loss on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(5)	(17)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	84,571	(25,022)	130,810	(73,228)
Net Change in Unrealized Depreciation on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(2)	(2)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	137,493	37,283	148,978	(53,982)

Distributions to Shareholders:
Investment Income	(22,148)	(16,965)	(7,022)	(5,273)
Net Realized Gains	(33,245)	(47,635)	—	(17,173)
Return of Capital	—	—	—	(66)

Total Distributions to Shareholders	(55,393)	(64,600)	(7,022)	(22,512)

Capital Share Transactions:
Institutional Shares:
Issued	255,927	160,689	130,410	475,373
Reinvestment of Distributions	55,394	64,600	7,022	22,512
Redeemed	(156,489)	(101,156)	(129,425)	(88,779)

Increase in Net Assets from Capital Share Transactions	154,832	124,133	8,007	409,106

Total Increase in Net Assets	236,932	96,816	149,963	332,612

Net Assets:
Beginning of Year or Period	1,239,696	1,142,880	780,852	448,240

End of Year or Period	$1,476,628	$1,239,696	$930,815	$780,852

Undistributed/(Distributions in Excess of) Net Investment Income	$449	$—	$767	$(1)

Share Transactions:
Institutional Shares:
Issued	23,953	14,766	13,210	44,433
Reinvestment of Distributions	4,879	6,040	624	2,336
Redeemed	(14,288)	(9,072)	(12,661)	(8,431)

Net Increase in Shares Outstanding from Share Transactions	14,544	11,734	1,173	38,338

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Operations:
Net Investment Income	$24,690	$21,598	$23,773	$18,769
Net Realized Gain/(Loss) on Investments and Futures Contracts	(25,243)	(12,664)	8,970	1,858
Net Realized Gain/(Loss) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(753)	(291)	(94)	182
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	38,085	(37,923)	5,582	(16,719)
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(29)	9	75	(29)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	(39)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	36,750	(29,310)	38,306	4,061

Distributions to Shareholders:
Investment Income	(23,849)	(22,352)	(23,968)	(19,468)
Net Realized Gains	—	—	(10,691)	(4,913)
Return of Capital	—	(658)	—	(4)

Total Distributions to Shareholders	(23,849)	(23,010)	(34,659)	(24,385)

Capital Share Transactions:
Institutional Shares:
Issued	247,397	220,291	253,012	180,722
Reinvestment of Distributions	23,848	23,010	34,659	24,385
Redeemed	(78,329)	(104,173)	(142,299)	(90,369)

Increase in Net Assets from Capital Share Transactions	192,916	139,128	145,372	114,738

Total Increase in Net Assets	205,817	86,808	149,019	94,414

Net Assets:
Beginning of Year or Period	1,026,913	940,105	920,322	825,908

End of Year or Period	$1,232,730	$1,026,913	$1,069,341	$920,322

Undistributed/(Distributions in Excess of) Net Investment Income	$(1,055)	$(1,724)	$216	$3

Share Transactions:
Institutional Shares:
Issued	28,040	23,353	24,893	17,893
Reinvestment of Distributions	2,696	2,562	3,509	2,484
Redeemed	(8,871)	(10,862)	(13,957)	(8,964)

Net Increase in Shares Outstanding from Share Transactions	21,865	15,053	14,445	11,413

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2016	$9.76	$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2016	$9.82	$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2016	$9.81	$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2016	$9.76	$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2016	$9.75	$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2016	$9.75	$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2016	$9.74	$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2016	$9.75	$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2016	$9.70	$0.22	$0.58	$0.80	$(0.18)	$(0.10)	$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2016	$9.78	$0.21	$0.59	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19^	$0.39	$(0.27)	$—	$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡
KP Large Cap Equity Fund* - Institutional Shares
2016	$10.56	$0.18	$0.88	$1.06	$(0.17)	$(0.26)	$—		$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2016	$9.55	$0.08	$1.68	$1.76	$(0.09)	$—	$—		$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2016	$8.84	$0.20	$0.07	$0.27	$(0.18)	$—	$—		$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2016	$9.79	$0.24	$0.16	$0.40	$(0.23)	$(0.10)	$—		$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2016

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment

THE KP FUNDS	December 31, 2016

companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2016, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	December 31, 2016

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended December 31, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital gains of $242 (000), please refer to the Statement of Assets and Liabilities.

As of and during the year ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2016 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. As of and during the year ended December 31, 2016, KP Fixed Income Fund held forward foreign currency contracts.

THE KP FUNDS	December 31, 2016

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2016, if applicable.

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2016, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of December 31, 2016, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

THE KP FUNDS	December 31, 2016

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of December 31, 2016 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$91	$91	$(1)	$(1)	$90	$—	$90
BNP Paribas	—	—	(11)	(11)	(11)	—	(11)
Citi	17	17	(10)	(10)	7	—	7
Credit Suisse	7	7	—	—	7	—	7
HSBC	43	43	—	—	43	—	43
State Street	23	23	(52)	(52)	(29)	—	(29)
UBS Securities	—	—	(8)	(8)	(8)	—	(8)

Total over the counter	$181	$181	$(82)	$(82)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Participation Notes (“P-Notes”) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over the counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing

THE KP FUNDS	December 31, 2016

member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the year ended December 31, 2016, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$123	KP Retirement Path 2050 Fund	$54
KP Retirement Path 2020 Fund	$190	KP Retirement Path 2055 Fund	$10
KP Retirement Path 2025 Fund	$198	KP Retirement Path 2060 Fund	$2
KP Retirement Path 2030 Fund	$178	KP Large Cap Equity Fund	$501
KP Retirement Path 2035 Fund	$193	KP Small Cap Equity Fund	$307
KP Retirement Path 2040 Fund	$172	KP International Equity Fund	$416
KP Retirement Path 2045 Fund	$118	KP Fixed Income Fund	$376

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE KP FUNDS	December 31, 2016

4. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

Effective November 30, 2016, the Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Asset Class Funds’ Asset Base (defined below) plus the Target Date Funds’ Asset Base (defined below). The “Asset Class Funds’ Asset Base” equals the sum of the net assets of each Asset Class Fund. The “Target Date Funds’ Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

Prior to November 30, 2016, the Advisory Fee was calculated daily and paid monthly at the rates listed below:

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

1	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
2	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

THE KP FUNDS	December 31, 2016

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of December 31, 2016, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSgA Funds Management, Inc.	SSgA Funds Management, Inc.
T.Rowe Price

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

5. Investment Transactions:

For the year ended December 31, 2016, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$70,252	$104,357
KP Retirement Path 2020 Fund	139,907	99,070
KP Retirement Path 2025 Fund	175,746	81,336
KP Retirement Path 2030 Fund	167,325	64,561
KP Retirement Path 2035 Fund	181,456	65,973
KP Retirement Path 2040 Fund	171,478	56,951
KP Retirement Path 2045 Fund	139,719	43,162
KP Retirement Path 2050 Fund	95,131	21,942
KP Retirement Path 2055 Fund	31,857	6,469
KP Retirement Path 2060 Fund	6,556	3,612
KP Large Cap Equity Fund	774,096	662,105
KP Small Cap Equity Fund	715,324	716,630
KP International Equity Fund	441,289	249,213
KP Fixed Income Fund	813,857	773,284

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $3,681 (000) and $3,598 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

THE KP FUNDS	December 31, 2016

The following permanent differences primarily attributable to the reclassification of short-term capital gains from affiliated registered investment companies, return of capital, REIT adjustments, PFIC gain reclass, paydowns distribution reclass and foreign exchange gain/(loss), have been reclassified to/from the following accounts during the year ended December 31, 2016 (000):

	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
KP Retirement Path 2015 Fund	$—	$1,827	$(1,827)
KP Retirement Path 2020 Fund	—	2,766	(2,766)
KP Retirement Path 2025 Fund	—	2,547	(2,547)
KP Retirement Path 2030 Fund	—	1,879	(1,879)
KP Retirement Path 2035 Fund	—	1,645	(1,645)
KP Retirement Path 2040 Fund	—	1,125	(1,125)
KP Retirement Path 2045 Fund	—	545	(545)
KP Retirement Path 2050 Fund	—	270	(270)
KP Retirement Path 2055 Fund	—	57	(57)
KP Retirement Path 2060 Fund	—	9	(9)
KP Large Cap Equity Fund	—	489	(489)
KP Small Cap Equity Fund	(390)	740	(350)
KP International Equity Fund	—	(172)	172
KP Fixed Income Fund	—	408	(408)

These reclassifications have no impact on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions declared during the year or period ended December 31, 2016 and December 31, 2015 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2016	$10,031	$4,189	$—	$14,220
	2015	11,020	4,765	—	15,785
KP Retirement Path 2020 Fund	2016	16,016	6,468	—	22,484
	2015	15,668	4,098	—	19,766
KP Retirement Path 2025 Fund	2016	16,914	8,169	—	25,083
	2015	15,988	3,023	—	19,011
KP Retirement Path 2030 Fund	2016	15,070	8,780	—	23,850
	2015	14,973	2,786	—	17,759
KP Retirement Path 2035 Fund	2016	15,839	10,598	—	26,437
	2015	16,303	3,095	—	19,398
KP Retirement Path 2040 Fund	2016	13,607	10,261	—	23,868
	2015	14,264	2,695	—	16,959
KP Retirement Path 2045 Fund	2016	9,281	7,428	—	16,709
	2015	9,604	2,176	—	11,780
KP Retirement Path 2050 Fund	2016	4,402	3,097	—	7,499
	2015	3,870	782	—	4,652
KP Retirement Path 2055 Fund	2016	946	470	—	1,416
	2015	615	206	—	821
KP Retirement Path 2060 Fund	2016	162	94	—	256
	2015	157	1	—	158
KP Large Cap Equity Fund	2016	22,452	32,941	—	55,393
	2015	30,483	34,117	—	64,600
KP Small Cap Equity Fund	2016	7,022	—	—	7,022
	2015	12,927	9,519	66	22,512
KP International Equity Fund	2016	23,849	—	—	23,849
	2015	22,352	—	658	23,010
KP Fixed Income Fund	2016	34,544	115	—	34,659
	2015	24,223	158	4	24,385

THE KP FUNDS	December 31, 2016

As of December 31, 2016, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$—	$2,805	$—	$—	$3,301	$6,106
KP Retirement Path 2020 Fund	—	4,849	—	—	9,609	14,458
KP Retirement Path 2025 Fund	—	5,847	—	—	13,302	19,149
KP Retirement Path 2030 Fund	—	5,905	—	—	14,588	20,493
KP Retirement Path 2035 Fund	—	7,011	—	—	19,379	26,390
KP Retirement Path 2040 Fund	—	6,565	—	—	18,966	25,531
KP Retirement Path 2045 Fund	39	4,873	—	—	12,092	17,004
KP Retirement Path 2050 Fund	—	2,361	—	—	4,493	6,854
KP Retirement Path 2055 Fund	13	445	—	—	547	1,005
KP Retirement Path 2060 Fund	—	71	—	—	(86)	(15)
KP Large Cap Equity Fund	3,152	14,015	—	—	154,458	171,625
KP Small Cap Equity Fund	1,474	4,652	—	—	84,477	90,603
KP International Equity Fund	720	—	(21,564)	(2,370)	(51,634)	(74,848)
KP Fixed Income Fund	319	—	—	(3,132)	(11,216)	(14,029)

Post-October losses represent losses realized on investment transactions from November 1, 2016 through December 31, 2016, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
KP International Equity Fund	$5,657	$15,907	$21,564

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at December 31, 2016, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$459,035	$9,112	$(5,811)	$3,301
KP Retirement Path 2020 Fund	762,559	21,137	(11,528)	9,609
KP Retirement Path 2025 Fund	829,497	28,176	(14,874)	13,302
KP Retirement Path 2030 Fund	759,364	30,793	(16,205)	14,588
KP Retirement Path 2035 Fund	826,587	37,935	(18,556)	19,379
KP Retirement Path 2040 Fund	743,862	39,169	(20,203)	18,966
KP Retirement Path 2045 Fund	523,785	25,917	(13,825)	12,092
KP Retirement Path 2050 Fund	253,117	10,388	(5,895)	4,493
KP Retirement Path 2055 Fund	54,277	1,572	(1,025)	547
KP Retirement Path 2060 Fund	9,184	324	(410)	(86)
KP Large Cap Equity Fund	1,325,346	198,341	(43,873)	154,468
KP Small Cap Equity Fund	849,543	128,467	(43,794)	84,673
KP International Equity Fund	1,274,690	82,893	(134,019)	(51,126)
KP Fixed Income Fund	1,186,793	3,592	(14,763)	(11,171)

THE KP FUNDS	December 31, 2016

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

THE KP FUNDS	December 31, 2016

9. Other:

At December 31, 2016, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	6	87%	—	0%
KP Small Cap Equity Fund	3	25%	1	38%
KP International Equity Fund	5	82%	—	0%
KP Fixed Income Fund	5	85%	—	0%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The KP Funds and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund and KP Fixed Income Fund (constituting The KP Funds, hereafter referred to as the “Funds”) as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 28, 2017

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THE KP FUNDS	December 31, 2016

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]

ROBERT A. NESHER 70 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 76 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Value Drive, Oaks, Pennsylvania 19456

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in the KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE KP FUNDS	December 31, 2016

the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2016.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments – Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

THE KP FUNDS	December 31, 2016

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3,4]

JOHN K. DARR 72 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE JR. 64 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 74 yrs. old	Trustee (Since 2005)	Retired. Private investor since 1994.
BETTY L. KRIKORIAN 73 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Value Drive, Oaks, Pennsylvania 19456

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in the KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE KP FUNDS	December 31, 2016

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Banks of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

THE KP FUNDS	December 31, 2016

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3,4]

BRUCE R. SPECA 60 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
GEORGE J. SULLIVAN, JR. 73 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS

MICHAEL BEATTIE 51 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
STEPHEN CONNORS 32 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Value Drive, Oaks, Pennsylvania 19456

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 14 funds in the KP Funds Trust.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE KP FUNDS	December 31, 2016

Other Directorships Held by Board Member/Officer[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

None.
None.

THE KP FUNDS	December 31, 2016

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)

RUSSELL EMERY 55 yrs. old	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The Advisors’ Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.

DIANNE M. DESCOTEAUX 39 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
BRIDGET E. SUDALL 36 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.
LISA WHITTAKER 38 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 35 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Value Drive, Oaks, Pennsylvania 19456

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE KP FUNDS	December 31, 2016

Other Directorships Held by Officer

None.
None
None.
None.
None.

THE KP FUNDS	December 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2016 and held for the six-month period ended December 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment

THE KP FUNDS	December 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,015.00	0.08%	$0.41
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,023.70	0.08%	$0.41
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,035.80	0.08%	$0.41
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,049.50	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,059.50	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,066.10	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,069.40	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36

	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,069.40	0.07%	$0.37
Hypothetical 5% Return	$1,000.00	$1,024.85	0.07%	$0.36
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,070.70	0.08%	$0.42
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,069.80	0.08%	$0.42
Hypothetical 5% Return	$1,000.00	$1,024.80	0.08%	$0.41
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,086.00	0.34%	$1.79
Hypothetical 5% Return	$1,000.00	$1,023.49	0.34%	$1.73
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,161.90	0.52%	$2.83
Hypothetical 5% Return	$1,000.00	$1,022.58	0.52%	$2.65
KP International Equity Fund
Actual Fund Return	$1,000.00	$1,044.50	0.48%	$2.47
Hypothetical 5% Return	$1,000.00	$1,022.79	0.48%	$2.45
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$987.30	0.32%	$1.60
Hypothetical 5% Return	$1,000.00	$1,023.59	0.32%	$1.63

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 17, 2016 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Callan Associates Inc. (the “Adviser”) and the Trust, on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund and KP Retirement Path 2060 Fund; and

•

the sub-advisory agreements between: the Adviser and SSgA Funds Management, Inc. (“SSgA”) on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund; the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”) on behalf of the KP Large Cap Equity Fund; the Adviser and Marathon Asset Management LLP (“Marathon”) on behalf of the KP International Equity Fund; the Adviser and Columbus Circle Investors (“CCI”) on behalf of the KP Small Cap Equity Fund; the Adviser and MFS Investment Management (“MFS”) on behalf of the KP Large Cap Equity Fund and the KP International Equity Fund; the Adviser and DePrince Race & Zollo, Inc. (“DRZ”) on behalf of the KP Small Cap Equity Fund; the Adviser and Walthausen & Co., LLC (“Walthausen”) on behalf of the KP Small Cap Equity Fund; the Adviser and CastleArk Management LLC (“CastleArk”) on behalf of the KP Small Cap Equity Fund; the Adviser and Acadian Asset Management LLC (“Acadian”) on behalf of the KP International Equity Fund; the Adviser and Payden & Rygel on behalf of the KP Fixed Income Fund; the Adviser and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) on behalf of the KP Fixed Income Fund; the Adviser and Aristotle Capital Boston, LLC (“Aristotle”) on behalf of the KP Small Cap Equity Fund; and the Adviser and PENN Capital Management Company, Inc. (“PENN Capital”) on behalf of the KP Small Cap Equity Fund (each of SSgA, T. Rowe Price, Marathon, CCI, MFS, DRZ, Walthausen, CastleArk, Acadian, Payden & Rygel, Loomis Sayles, Aristotle, and PENN Capital a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE KP FUNDS	December 31, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and

THE KP FUNDS	December 31, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2016 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2016 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2016 the Funds are designating the following with regard to distributions paid during the period:

Fund		Return of Capital (Tax Basis)	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
KP Retirement Path 2015 Fund		0.00%	29.45%	70.55%	100.00%
KP Retirement Path 2020 Fund		0.00%	28.77%	71.23%	100.00%
KP Retirement Path 2025 Fund		0.00%	32.57%	67.43%	100.00%
KP Retirement Path 2030 Fund		0.00%	36.82%	63.18%	100.00%
KP Retirement Path 2035 Fund		0.00%	40.09%	59.91%	100.00%
KP Retirement Path 2040 Fund		0.00%	42.99%	57.01%	100.00%
KP Retirement Path 2045 Fund		0.00%	44.46%	55.54%	100.00%
KP Retirement Path 2050 Fund		0.00%	41.30%	58.70%	100.00%
KP Retirement Path 2055 Fund		0.00%	33.18%	66.82%	100.00%
KP Retirement Path 2060 Fund		0.00%	36.80%	63.20%	100.00%
KP Large Cap Equity Fund		0.00%	59.47%	40.53%	100.00%
KP Small Cap Equity Fund		0.00%	0.00%	100.00%	100.00%
KP International Equity Fund		0.00%	0.00%	100.00%	100.00%
KP Fixed Income Fund		0.00%	0.33%	99.67%	100.00%

				Foreign Investors
Fund	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
KP Retirement Path 2015 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2020 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2025 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2030 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2035 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2040 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2045 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2050 Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2055 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2060 Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Large Cap Equity Fund	0.00%	0.00%	0.00%	0.00%	100.00%
KP Small Cap Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP International Equity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
KP Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

THE KP FUNDS	December 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited) (Continued)

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. . There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year were as follows:

		2016			2015
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$216,900	$0	$0	$210,650	$0	$0
(b)	Audit-Related Fees	N/A	$0	$0	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0	N/A	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and CFO

Date: March 8, 2017

*	Print the name and title of each signing officer under his or her signature.